UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of May

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

Columbia Adaptive Risk Allocation Fund

Class A / CRAAX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$52	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,516,587,773
Total number of portfolio holdings	353
Portfolio turnover for the reporting period	77%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	32%

Columbia Adaptive Risk Allocation Fund | Class A | SSR214_01_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	29.8%
Equity Risk	41.0%
Foreign Exchange Risk	9.4%
Interest Rate Risk	23.4%
Short
Equity Risk	5.3%
Foreign Exchange Risk	41.8%
Interest Rate Risk	3.7%

Asset Categories

Money Market Funds	41.4%
Inflation-Indexed Bonds	14.6%
Foreign Government Obligations	14.3%
Alternative Strategies Funds	9.3%
U.S. Treasury Obligations	8.6%
Common Stocks	6.6%
Residential Mortgage-Backed Securities - Agency	4.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund | Class A | SSR214_01_(01/26)  |

Columbia Adaptive Risk Allocation Fund

Class C / CRACX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$91	1.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,516,587,773
Total number of portfolio holdings	353
Portfolio turnover for the reporting period	77%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	32%

Columbia Adaptive Risk Allocation Fund | Class C | SSR214_04_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	29.8%
Equity Risk	41.0%
Foreign Exchange Risk	9.4%
Interest Rate Risk	23.4%
Short
Equity Risk	5.3%
Foreign Exchange Risk	41.8%
Interest Rate Risk	3.7%

Asset Categories

Money Market Funds	41.4%
Inflation-Indexed Bonds	14.6%
Foreign Government Obligations	14.3%
Alternative Strategies Funds	9.3%
U.S. Treasury Obligations	8.6%
Common Stocks	6.6%
Residential Mortgage-Backed Securities - Agency	4.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund | Class C | SSR214_04_(01/26)  |

Columbia Adaptive Risk Allocation Fund

Institutional Class / CRAZX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$39	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,516,587,773
Total number of portfolio holdings	353
Portfolio turnover for the reporting period	77%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	32%

Columbia Adaptive Risk Allocation Fund | Institutional Class | SSR214_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	29.8%
Equity Risk	41.0%
Foreign Exchange Risk	9.4%
Interest Rate Risk	23.4%
Short
Equity Risk	5.3%
Foreign Exchange Risk	41.8%
Interest Rate Risk	3.7%

Asset Categories

Money Market Funds	41.4%
Inflation-Indexed Bonds	14.6%
Foreign Government Obligations	14.3%
Alternative Strategies Funds	9.3%
U.S. Treasury Obligations	8.6%
Common Stocks	6.6%
Residential Mortgage-Backed Securities - Agency	4.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund | Institutional Class | SSR214_08_(01/26)  |

Columbia Adaptive Risk Allocation Fund

Institutional 2 Class / CRDRX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$39	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,516,587,773
Total number of portfolio holdings	353
Portfolio turnover for the reporting period	77%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	32%

Columbia Adaptive Risk Allocation Fund | Institutional 2 Class | SSR214_15_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	29.8%
Equity Risk	41.0%
Foreign Exchange Risk	9.4%
Interest Rate Risk	23.4%
Short
Equity Risk	5.3%
Foreign Exchange Risk	41.8%
Interest Rate Risk	3.7%

Asset Categories

Money Market Funds	41.4%
Inflation-Indexed Bonds	14.6%
Foreign Government Obligations	14.3%
Alternative Strategies Funds	9.3%
U.S. Treasury Obligations	8.6%
Common Stocks	6.6%
Residential Mortgage-Backed Securities - Agency	4.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund | Institutional 2 Class | SSR214_15_(01/26)  |

Columbia Adaptive Risk Allocation Fund

Institutional 3 Class / CARYX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,516,587,773
Total number of portfolio holdings	353
Portfolio turnover for the reporting period	77%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	32%

Columbia Adaptive Risk Allocation Fund | Institutional 3 Class | SSR214_17_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	29.8%
Equity Risk	41.0%
Foreign Exchange Risk	9.4%
Interest Rate Risk	23.4%
Short
Equity Risk	5.3%
Foreign Exchange Risk	41.8%
Interest Rate Risk	3.7%

Asset Categories

Money Market Funds	41.4%
Inflation-Indexed Bonds	14.6%
Foreign Government Obligations	14.3%
Alternative Strategies Funds	9.3%
U.S. Treasury Obligations	8.6%
Common Stocks	6.6%
Residential Mortgage-Backed Securities - Agency	4.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund | Institutional 3 Class | SSR214_17_(01/26)  |

Columbia Adaptive Risk Allocation Fund

Class S / CRADX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$39	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,516,587,773
Total number of portfolio holdings	353
Portfolio turnover for the reporting period	77%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	32%

Columbia Adaptive Risk Allocation Fund | Class S | SSR214_16_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	29.8%
Equity Risk	41.0%
Foreign Exchange Risk	9.4%
Interest Rate Risk	23.4%
Short
Equity Risk	5.3%
Foreign Exchange Risk	41.8%
Interest Rate Risk	3.7%

Asset Categories

Money Market Funds	41.4%
Inflation-Indexed Bonds	14.6%
Foreign Government Obligations	14.3%
Alternative Strategies Funds	9.3%
U.S. Treasury Obligations	8.6%
Common Stocks	6.6%
Residential Mortgage-Backed Securities - Agency	4.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund | Class S | SSR214_16_(01/26)  |

Columbia Dividend Income Fund

Class A / LBSAX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$47	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$45,948,768,626
Total number of portfolio holdings	82
Portfolio turnover for the reporting period	9%

Columbia Dividend Income Fund | Class A | SSR139_01_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.9%
Information Technology	16.7%
Industrials	13.0%
Health Care	12.9%
Consumer Staples	8.5%
Communication Services	6.2%
Utilities	6.0%
Energy	5.7%
Consumer Discretionary	5.0%
Materials	2.0%
Other	1.6%

Top Holdings

JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Microsoft Corp.	2.8%
Walmart, Inc.	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.2%
Parker-Hannifin Corp.	2.1%
Procter & Gamble Co. (The)	2.1%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund | Class A | SSR139_01_(01/26)  |

Columbia Dividend Income Fund

Class C / LBSCX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$87	1.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$45,948,768,626
Total number of portfolio holdings	82
Portfolio turnover for the reporting period	9%

Columbia Dividend Income Fund | Class C | SSR139_04_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.9%
Information Technology	16.7%
Industrials	13.0%
Health Care	12.9%
Consumer Staples	8.5%
Communication Services	6.2%
Utilities	6.0%
Energy	5.7%
Consumer Discretionary	5.0%
Materials	2.0%
Other	1.6%

Top Holdings

JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Microsoft Corp.	2.8%
Walmart, Inc.	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.2%
Parker-Hannifin Corp.	2.1%
Procter & Gamble Co. (The)	2.1%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund | Class C | SSR139_04_(01/26)  |

Columbia Dividend Income Fund

Institutional Class / GSFTX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$34	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$45,948,768,626
Total number of portfolio holdings	82
Portfolio turnover for the reporting period	9%

Columbia Dividend Income Fund | Institutional Class | SSR139_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.9%
Information Technology	16.7%
Industrials	13.0%
Health Care	12.9%
Consumer Staples	8.5%
Communication Services	6.2%
Utilities	6.0%
Energy	5.7%
Consumer Discretionary	5.0%
Materials	2.0%
Other	1.6%

Top Holdings

JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Microsoft Corp.	2.8%
Walmart, Inc.	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.2%
Parker-Hannifin Corp.	2.1%
Procter & Gamble Co. (The)	2.1%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund | Institutional Class | SSR139_08_(01/26)  |

Columbia Dividend Income Fund

Institutional 2 Class / CDDRX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$31	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$45,948,768,626
Total number of portfolio holdings	82
Portfolio turnover for the reporting period	9%

Columbia Dividend Income Fund | Institutional 2 Class | SSR139_15_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.9%
Information Technology	16.7%
Industrials	13.0%
Health Care	12.9%
Consumer Staples	8.5%
Communication Services	6.2%
Utilities	6.0%
Energy	5.7%
Consumer Discretionary	5.0%
Materials	2.0%
Other	1.6%

Top Holdings

JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Microsoft Corp.	2.8%
Walmart, Inc.	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.2%
Parker-Hannifin Corp.	2.1%
Procter & Gamble Co. (The)	2.1%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund | Institutional 2 Class | SSR139_15_(01/26)  |

Columbia Dividend Income Fund

Institutional 3 Class / CDDYX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$29	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$45,948,768,626
Total number of portfolio holdings	82
Portfolio turnover for the reporting period	9%

Columbia Dividend Income Fund | Institutional 3 Class | SSR139_17_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.9%
Information Technology	16.7%
Industrials	13.0%
Health Care	12.9%
Consumer Staples	8.5%
Communication Services	6.2%
Utilities	6.0%
Energy	5.7%
Consumer Discretionary	5.0%
Materials	2.0%
Other	1.6%

Top Holdings

JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Microsoft Corp.	2.8%
Walmart, Inc.	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.2%
Parker-Hannifin Corp.	2.1%
Procter & Gamble Co. (The)	2.1%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund | Institutional 3 Class | SSR139_17_(01/26)  |

Columbia Dividend Income Fund

Class R / CDIRX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$60	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$45,948,768,626
Total number of portfolio holdings	82
Portfolio turnover for the reporting period	9%

Columbia Dividend Income Fund | Class R | SSR139_12_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.9%
Information Technology	16.7%
Industrials	13.0%
Health Care	12.9%
Consumer Staples	8.5%
Communication Services	6.2%
Utilities	6.0%
Energy	5.7%
Consumer Discretionary	5.0%
Materials	2.0%
Other	1.6%

Top Holdings

JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Microsoft Corp.	2.8%
Walmart, Inc.	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.2%
Parker-Hannifin Corp.	2.1%
Procter & Gamble Co. (The)	2.1%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund | Class R | SSR139_12_(01/26)  |

Columbia Dividend Income Fund

Class S / GFSDX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$34	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$45,948,768,626
Total number of portfolio holdings	82
Portfolio turnover for the reporting period	9%

Columbia Dividend Income Fund | Class S | SSR139_16_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.9%
Information Technology	16.7%
Industrials	13.0%
Health Care	12.9%
Consumer Staples	8.5%
Communication Services	6.2%
Utilities	6.0%
Energy	5.7%
Consumer Discretionary	5.0%
Materials	2.0%
Other	1.6%

Top Holdings

JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Microsoft Corp.	2.8%
Walmart, Inc.	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.2%
Parker-Hannifin Corp.	2.1%
Procter & Gamble Co. (The)	2.1%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund | Class S | SSR139_16_(01/26)  |

Columbia High Yield Municipal Fund

Class A / LHIAX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$42	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$461,325,479
Total number of portfolio holdings	277
Portfolio turnover for the reporting period	13%

Columbia High Yield Municipal Fund | Class A | SSR161_01_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Wisconsin	10.5%
Colorado	8.9%
Texas	8.0%
Puerto Rico	6.8%
Illinois	6.3%
Florida	6.2%
New York	5.8%
California	5.5%
New Hampshire	4.6%
Ohio	3.8%

Asset Categories

Municipal Bonds	96.2%
Floating Rate Notes	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund | Class A | SSR161_01_(01/26)  |

Columbia High Yield Municipal Fund

Class C / CHMCX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$72	1.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$461,325,479
Total number of portfolio holdings	277
Portfolio turnover for the reporting period	13%

Columbia High Yield Municipal Fund | Class C | SSR161_04_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Wisconsin	10.5%
Colorado	8.9%
Texas	8.0%
Puerto Rico	6.8%
Illinois	6.3%
Florida	6.2%
New York	5.8%
California	5.5%
New Hampshire	4.6%
Ohio	3.8%

Asset Categories

Municipal Bonds	96.2%
Floating Rate Notes	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund | Class C | SSR161_04_(01/26)  |

Columbia High Yield Municipal Fund

Institutional Class / SRHMX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$461,325,479
Total number of portfolio holdings	277
Portfolio turnover for the reporting period	13%

Columbia High Yield Municipal Fund | Institutional Class | SSR161_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Wisconsin	10.5%
Colorado	8.9%
Texas	8.0%
Puerto Rico	6.8%
Illinois	6.3%
Florida	6.2%
New York	5.8%
California	5.5%
New Hampshire	4.6%
Ohio	3.8%

Asset Categories

Municipal Bonds	96.2%
Floating Rate Notes	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund | Institutional Class | SSR161_08_(01/26)  |

Columbia High Yield Municipal Fund

Institutional 2 Class / CHMYX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$461,325,479
Total number of portfolio holdings	277
Portfolio turnover for the reporting period	13%

Columbia High Yield Municipal Fund | Institutional 2 Class | SSR161_15_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Wisconsin	10.5%
Colorado	8.9%
Texas	8.0%
Puerto Rico	6.8%
Illinois	6.3%
Florida	6.2%
New York	5.8%
California	5.5%
New Hampshire	4.6%
Ohio	3.8%

Asset Categories

Municipal Bonds	96.2%
Floating Rate Notes	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund | Institutional 2 Class | SSR161_15_(01/26)  |

Columbia High Yield Municipal Fund

Institutional 3 Class / CHHYX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$28	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$461,325,479
Total number of portfolio holdings	277
Portfolio turnover for the reporting period	13%

Columbia High Yield Municipal Fund | Institutional 3 Class | SSR161_17_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Wisconsin	10.5%
Colorado	8.9%
Texas	8.0%
Puerto Rico	6.8%
Illinois	6.3%
Florida	6.2%
New York	5.8%
California	5.5%
New Hampshire	4.6%
Ohio	3.8%

Asset Categories

Municipal Bonds	96.2%
Floating Rate Notes	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund | Institutional 3 Class | SSR161_17_(01/26)  |

Columbia High Yield Municipal Fund

Class S / SRHDX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$461,325,479
Total number of portfolio holdings	277
Portfolio turnover for the reporting period	13%

Columbia High Yield Municipal Fund | Class S | SSR161_16_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Wisconsin	10.5%
Colorado	8.9%
Texas	8.0%
Puerto Rico	6.8%
Illinois	6.3%
Florida	6.2%
New York	5.8%
California	5.5%
New Hampshire	4.6%
Ohio	3.8%

Asset Categories

Municipal Bonds	96.2%
Floating Rate Notes	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund | Class S | SSR161_16_(01/26)  |

Columbia Multi Strategy Alternatives Fund

Class A / CLAAX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$66	1.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$513,153,589
Total number of portfolio holdings	978
Portfolio turnover for the reporting period	371%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Columbia Multi Strategy Alternatives Fund | Class A | SSR259_01_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Commodity-Related Investment Risk	43.9%
Credit Risk	1.7%
Equity Risk	35.9%
Foreign Exchange Risk	294.9%
Interest Rate Risk	249.2%
Short
Commodity-Related Investment Risk	35.5%
Equity Risk	36.8%
Foreign Exchange Risk	240.8%
Interest Rate Risk	317.6%

Asset Categories

Money Market Funds	55.5%
Residential Mortgage-Backed Securities - Agency	25.4%
Treasury Bills	15.8%
Residential Mortgage-Backed Securities - Non-Agency	11.2%
Asset-Backed Securities - Non-Agency	1.6%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Multi Strategy Alternatives Fund | Class A | SSR259_01_(01/26)  |

Columbia Multi Strategy Alternatives Fund

Class C / CLABX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$104	2.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$513,153,589
Total number of portfolio holdings	978
Portfolio turnover for the reporting period	371%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Columbia Multi Strategy Alternatives Fund | Class C | SSR259_04_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Commodity-Related Investment Risk	43.9%
Credit Risk	1.7%
Equity Risk	35.9%
Foreign Exchange Risk	294.9%
Interest Rate Risk	249.2%
Short
Commodity-Related Investment Risk	35.5%
Equity Risk	36.8%
Foreign Exchange Risk	240.8%
Interest Rate Risk	317.6%

Asset Categories

Money Market Funds	55.5%
Residential Mortgage-Backed Securities - Agency	25.4%
Treasury Bills	15.8%
Residential Mortgage-Backed Securities - Non-Agency	11.2%
Asset-Backed Securities - Non-Agency	1.6%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Multi Strategy Alternatives Fund | Class C | SSR259_04_(01/26)  |

Columbia Multi Strategy Alternatives Fund

Institutional Class / CLAZX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$53	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$513,153,589
Total number of portfolio holdings	978
Portfolio turnover for the reporting period	371%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Columbia Multi Strategy Alternatives Fund | Institutional Class | SSR259_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Commodity-Related Investment Risk	43.9%
Credit Risk	1.7%
Equity Risk	35.9%
Foreign Exchange Risk	294.9%
Interest Rate Risk	249.2%
Short
Commodity-Related Investment Risk	35.5%
Equity Risk	36.8%
Foreign Exchange Risk	240.8%
Interest Rate Risk	317.6%

Asset Categories

Money Market Funds	55.5%
Residential Mortgage-Backed Securities - Agency	25.4%
Treasury Bills	15.8%
Residential Mortgage-Backed Securities - Non-Agency	11.2%
Asset-Backed Securities - Non-Agency	1.6%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Multi Strategy Alternatives Fund | Institutional Class | SSR259_08_(01/26)  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Adaptive Risk Allocation Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Adaptive Risk Allocation Fund | 2025

Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 9.3%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	21,498,041	233,253,750
Total Alternative Strategies Funds (Cost $212,687,377)		233,253,750

Common Stocks 6.6%
Issuer	Shares	Value ($)
Consumer Discretionary 0.0%
Household Durables 0.0%
Neinor Homes SA(b)	7,763	165,754
Total Consumer Discretionary		165,754
Health Care 0.0%
Health Care Providers & Services 0.0%
Chartwell Retirement Residences	27,300	394,619
Total Health Care		394,619
Information Technology 0.0%
IT Services 0.0%
NEXTDC Ltd.(b)	68,094	606,693
Total Information Technology		606,693
Real Estate 6.6%
Diversified REITs 0.4%
Activia Properties, Inc.	231	212,133
CapitaLand Integrated Commercial Trust	546,087	991,886
Charter Hall Group	55,431	903,355
Daiwa House REIT Investment Corp.	452	409,847
GPT Group (The)	252,489	918,330
H&R Real Estate Investment Trust	30,500	226,003
Hulic REIT, Inc.	160	181,578
Kenedix Office Investment	407	464,107
Mapletree Commercial Trust	198,700	224,146
Merlin Properties Socimi SA	112,438	1,660,844
Mirvac Group	496,678	703,507
Mori Trust Sogo REIT, Inc.	379	193,652
NIPPON REIT Investment Corp.	144	94,418
Nomura Real Estate Master Fund, Inc.	437	476,763
Premier Investment Corp.	208	186,491
Sekisui House REIT, Inc.	400	203,893
Stockland	282,432	1,113,662
Common Stocks (continued)
Issuer	Shares	Value ($)
Suntec Real Estate Investment Trust	203,300	215,306
United Urban Investment Corp.	291	343,853
Total		9,723,774
Health Care REITs 1.0%
Aedifica SA	2,830	218,177
Alexandria Real Estate Equities, Inc.(c)	15,324	822,439
American Healthcare REIT, Inc.	16,300	827,714
CareTrust REIT, Inc.	20,900	784,377
Cofinimmo SA	33,544	3,038,979
Healthcare Realty Trust, Inc.	38,400	700,032
Healthpeak Properties, Inc.(c)	99,361	1,814,332
LTC Properties, Inc.	4,100	149,609
Medical Properties Trust, Inc.	76,300	439,488
National Health Investors, Inc.	5,300	421,244
Parkway Life Real Estate Investment Trust	46,400	145,073
Sabra Health Care REIT, Inc.	7,400	144,374
Ventas, Inc.(c)	36,200	2,918,806
Welltower, Inc.(c)	60,580	12,613,968
Total		25,038,612
Hotel & Resort REITs 0.1%
CapitaLand Ascott Trust	211,000	153,879
CDL Hospitality Trusts	90,700	58,494
Host Hotels & Resorts, Inc.(c)	16,200	285,606
Invincible Investment Corp.	732	313,223
Japan Hotel REIT Investment Corp.	497	274,656
Sunstone Hotel Investors, Inc.	19,600	183,456
Xenia Hotels & Resorts, Inc.	13,500	188,730
Total		1,458,044
Industrial REITs 1.0%
CapitaLand Ascendas REIT	338,700	735,647
Dream Industrial Real Estate Investment Trust	26,800	238,380
Frasers Logistics & Commercial Trust(d)	331,600	250,990
GLP J-REIT	471	446,260
Goodman Group	204,236	3,974,874
Granite Real Estate Investment Trust	5,700	313,664
Industrial & Infrastructure Fund Investment Corp.	258	249,339
Innovative Industrial Properties, Inc.	3,100	153,295
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025
3

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan Logistics Fund, Inc.	289	191,723
LaSalle Logiport REIT	166	165,060
LXP Industrial Trust	5,620	272,570
Mapletree Industrial Trust	218,200	347,232
Mapletree Logistics Trust	309,400	315,370
Mitsubishi Estate Logistics REIT Investment Corp.	144	121,149
Mitsui Fudosan Logistics Park, Inc.	262	202,214
Montea NV	25,805	2,143,063
Nippon Prologis REIT, Inc.	729	439,307
Prologis, Inc.(c)	84,427	10,851,402
Warehouses De Pauw CVA	97,035	2,518,580
Total		23,930,119
Office REITs 0.3%
Allied Properties Real Estate Investment Trust	16,400	152,212
BXP, Inc.(c)	12,600	911,736
Cousins Properties, Inc.	17,200	443,416
Dexus Property Group	116,704	547,598
Easterly Government Properties, Inc.	8,060	175,708
Empire State Realty Trust, Inc., Class A	90,900	639,027
Global One Real Estate Investment Corp.	86	78,142
Ichigo Office REIT Investment Corp.	103	65,631
Japan Prime Realty Investment Corp.	410	279,065
Japan Real Estate Investment Corp.	704	602,839
Keppel REIT	213,500	174,674
Mori Hills REIT Investment Corp.	145	139,333
Nippon Building Fund, Inc.	758	724,669
ORIX JREIT, Inc.	526	361,101
Paramount Group, Inc.(b)	16,600	109,394
Piedmont Realty Trust, Inc.	123,800	1,082,012
Precinct Properties Group	291,501	204,951
SL Green Realty Corp.	22,100	1,041,573
Total		7,733,081
Real Estate Management & Development 1.5%
Aroundtown SA(b)	65,167	224,427
Azrieli Group Ltd.	3,614	367,193
CapitaLand Investment Ltd.	235,200	481,739
Castellum AB	33,438	379,523
Cibus Nordic Real Estate AB	88,348	1,532,801
Common Stocks (continued)
Issuer	Shares	Value ($)
City Developments Ltd.	42,700	238,511
CTP NV(d)	37,769	804,563
Fabege AB	19,861	172,500
Fastighets AB Balder, Class B(b)	403,609	2,901,695
Henderson Land Development Co., Ltd.	153,000	578,188
Hongkong Land Holdings Ltd.	99,500	632,397
Hulic Co., Ltd.	41,800	461,052
Intea Fastigheter AB	78,823	562,714
Kojamo OYJ(b)	13,804	169,625
LEG Immobilien AG	7,054	529,957
Logistea AB, Class B	307,745	500,677
Mitsubishi Estate Co., Ltd.	107,300	2,531,539
Mitsui Fudosan Co., Ltd.	247,100	2,902,321
Nomura Real Estate Holdings, Inc.	52,500	322,151
NP3 Fastigheter AB	65,230	1,795,077
Nyfosa AB	69,017	558,258
Pandox AB	220,154	4,439,853
Platzer Fastigheter Holding AB, Class B	21,899	170,485
PSP Swiss Property AG	12,186	2,156,370
Sino Land Co., Ltd.	310,000	416,396
Sumitomo Realty & Development Co., Ltd.	30,200	1,459,393
Sun Hung Kai Properties Ltd.	134,500	1,708,197
Swire Properties Ltd.	96,600	265,543
Swiss Prime Site AG	49,748	7,335,959
Tokyo Tatemono Co., Ltd.	18,800	415,547
UOL Group Ltd.	44,300	288,037
Wharf Real Estate Investment Co., Ltd.	162,000	512,838
Wihlborgs Fastigheter AB	84,037	818,969
Total		38,634,495
Residential REITs 0.6%
Advance Residence Investment Corp.	228	249,741
American Homes 4 Rent, Class A(c)	41,700	1,339,404
AvalonBay Communities, Inc.(c)	9,080	1,652,015
Boardwalk Real Estate Investment Trust	3,000	137,801
Canadian Apartment Properties REIT	14,700	400,254
Centerspace	2,200	146,872
Comforia Residential REIT, Inc.	82	173,829
Daiwa Securities Living Investments Corp.	228	166,027
Elme Communities	9,300	161,448
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Equity Residential(c)	46,963	2,899,965
Essex Property Trust, Inc.(c)	8,167	2,152,985
Independence Realty Trust, Inc.	57,300	982,695
InterRent Real Estate Investment Trust	15,600	147,633
Invitation Homes, Inc.	24,700	696,540
Irish Residential Properties REIT PLC	3,280,994	3,681,467
Killam Apartment Real Estate Investment Trust	11,600	138,375
Mitsui Fudosan Accommodations Fund, Inc.	275	234,023
UDR, Inc.(c)	14,654	533,699
Veris Residential, Inc.	9,000	135,540
Xior Student Housing NV(d)	3,301	112,015
Total		16,142,328
Retail REITs 0.8%
Acadia Realty Trust	13,000	267,410
AEON REIT Investment Corp.	198	172,324
Choice Properties Real Estate Investment Trust	26,100	284,075
Crombie Real Estate Investment Trust	9,900	109,382
Curbline Properties Corp.	8,811	210,935
Eurocommercial Properties NV	3,787	116,705
Federal Realty Investment Trust(c)	22,144	2,186,277
First Capital Realty, Inc.	20,000	280,940
Fortune Real Estate Investment Trust	120,000	76,697
Frasers Centrepoint Trust	121,200	213,419
Frontier Real Estate Investment Corp.	291	177,016
Fukuoka REIT Corp.	62	76,208
Getty Realty Corp.	9,700	276,159
Hammerson PLC	109,124	469,976
Japan Retail Fund Investment Corp.	634	499,746
Kimco Realty Corp.(c)	88,000	1,818,080
Lendlease Global Commercial REIT	183,500	87,943
Link REIT (The)	244,700	1,162,247
Phillips Edison & Co., Inc.	13,900	493,450
Primaris Real Estate Investment Trust	12,900	140,497
Realty Income Corp.(c)	47,812	2,754,449
RioCan Real Estate Investment Trust	28,000	379,692
Scentre Group	567,145	1,516,262
Simon Property Group, Inc.(c)	21,127	3,936,383
Common Stocks (continued)
Issuer	Shares	Value ($)
Smart Real Estate Investment Trust	12,100	227,289
Vicinity Ltd.	521,143	840,135
Total		18,773,696
Specialized REITs 0.9%
American Tower Corp.	4,400	797,588
CubeSmart	4,776	177,811
Digital Realty Trust, Inc.(c)	24,609	3,940,393
Equinix, Inc.(c)	10,580	7,970,020
Extra Space Storage, Inc.(c)	20,749	2,763,144
Four Corners Property Trust, Inc.	10,200	245,208
Iron Mountain, Inc.(c)	28,200	2,435,070
Keppel DC REIT	161,308	287,844
National Storage REIT	167,495	297,431
Public Storage(c)	13,600	3,733,744
VICI Properties, Inc.(c)	24,900	717,618
Total		23,365,871
Total Real Estate		164,800,020
Total Common Stocks (Cost $162,595,480)		165,967,086

Foreign Government Obligations(e),(f) 14.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.0%
Republic of Austria Government Bond(d)
02/20/2035	2.950%	EUR	405,000	469,439
Belgium 0.5%
Kingdom of Belgium Government Bond(d)
10/22/2034	2.850%	EUR	7,000,000	7,971,897
06/22/2055	3.500%	EUR	5,000,000	5,142,097
Total				13,113,994
Canada 1.1%
Canadian Government Bond
06/01/2034	3.000%	CAD	38,500,000	27,415,180
China 1.7%
China Development Bank
07/18/2032	2.960%	CNY	50,950,000	7,677,993
China Government Bond
05/15/2032	2.760%	CNY	52,400,000	7,884,601
05/25/2033	2.670%	CNY	27,130,000	4,080,178
05/25/2034	2.270%	CNY	45,000,000	6,591,223
08/25/2035	1.830%	CNY	90,000,000	12,714,058
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025
5

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
10/15/2053	3.000%	CNY	25,000,000	4,108,199
Total				43,056,252
France 2.2%
French Republic Government Bond OAT(d),(g)
11/25/2030	0.000%	EUR	15,428,000	15,693,162
French Republic Government Bond OAT(d)
05/25/2033	3.000%	EUR	19,800,000	22,866,921
05/25/2036	1.250%	EUR	8,757,000	8,200,491
05/25/2040	0.500%	EUR	13,000,000	9,597,085
Total				56,357,659
Germany 0.1%
Bundesrepublik Deutschland Bundesanleihe(d)
08/15/2056	2.900%	EUR	2,300,000	2,451,322
Italy 0.2%
Italy Buoni Poliennali Del Tesoro(d)
02/01/2037	4.000%	EUR	4,850,000	5,911,923
Japan 1.9%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	1,289,450,000	7,693,321
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	651,800,000	3,064,138
03/20/2042	0.800%	JPY	613,850,000	3,025,747
03/20/2043	1.100%	JPY	868,150,000	4,390,957
Japan Government 30-Year Bond
06/20/2051	0.700%	JPY	510,700,000	1,829,755
09/20/2051	0.700%	JPY	508,500,000	1,808,868
12/20/2051	0.700%	JPY	506,900,000	1,788,942
03/20/2052	1.000%	JPY	484,850,000	1,860,341
03/20/2053	1.400%	JPY	678,750,000	2,862,000
06/20/2054	2.200%	JPY	83,300,000	422,760
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	209,250,000	735,696
03/20/2064	2.200%	JPY	42,600,000	196,914
Japan Government Ten-Year Bond
09/20/2035	1.700%	JPY	1,056,000,000	6,698,769
Japan Government Thirty-Year Bond
09/20/2055	3.200%	JPY	507,000,000	3,176,932
Japan Government Twenty-Year Bond
09/20/2040	0.400%	JPY	900,000,000	4,339,938
09/20/2045	2.700%	JPY	625,000,000	3,930,533
Total				47,825,611
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.4%
Mexican Bonos
11/23/2034	7.750%	MXN	100,000,000	5,132,474
02/21/2036	8.000%	MXN	560,000,000	28,732,543
Total				33,865,017
New Zealand 1.9%
New Zealand Government Bond
05/15/2034	4.250%	NZD	55,000,000	31,769,974
05/15/2035	4.500%	NZD	25,000,000	14,612,557
Total				46,382,531
Spain 0.9%
Spain Government Bond(d)
10/31/2034	3.450%	EUR	10,000,000	11,954,962
04/30/2035	3.150%	EUR	9,729,000	11,322,824
Total				23,277,786
Sweden 1.5%
Sweden Government Bond(d)
05/11/2035	2.250%	SEK	235,000,000	23,960,536
10/15/2036	2.500%	SEK	75,000,000	7,740,618
Sweden Government Bond
03/30/2039	3.500%	SEK	51,500,000	5,824,992
Total				37,526,146
United Kingdom 0.9%
United Kingdom Gilt(d)
01/22/2044	3.250%	GBP	6,710,000	6,975,375
07/31/2054	4.375%	GBP	13,500,000	15,704,402
Total				22,679,777
Total Foreign Government Obligations (Cost $381,997,870)				360,332,637

Inflation-Indexed Bonds(e) 14.6%

Canada 0.5%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	3,529,465	2,968,412
12/01/2036	3.000%	CAD	10,100,962	8,470,202
12/01/2041	2.000%	CAD	1,952,584	1,496,647
12/01/2054	0.250%	CAD	2,715,357	1,345,951
Total				14,281,212
France 1.3%
France Government Bond OAT(d)
07/25/2032	3.150%	EUR	10,668,770	14,054,568
07/25/2047	0.100%	EUR	1,347,077	1,035,922
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
French Republic Government Bond OAT(d)
03/01/2036	0.100%	EUR	5,169,870	5,107,457
07/25/2036	0.100%	EUR	6,384,765	6,374,820
07/25/2040	1.800%	EUR	4,602,003	5,366,850
07/25/2043	0.950%	EUR	1,153,625	1,146,179
Total				33,085,796
Germany 0.6%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(d)
04/15/2030	0.500%	EUR	6,494,400	7,512,788
Deutsche Bundesrepublik Inflation-Linked Bond(d)
04/15/2033	0.100%	EUR	6,459,610	7,164,502
Total				14,677,290
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(d)
05/15/2028	1.300%	EUR	11,203,111	13,175,699
05/15/2036	1.800%	EUR	5,277,645	6,199,689
Total				19,375,388
Mexico 0.4%
Mexican Udibonos
11/22/2035	4.500%	MXN	172,134,720	9,410,651
New Zealand 0.4%
New Zealand Government Inflation-Linked Bond(d)
09/20/2030	3.000%	NZD	16,560,679	10,138,348
Sweden 0.2%
Sweden Inflation Linked Bond(d)
06/01/2036	0.750%	SEK	50,179,600	5,138,212
United Kingdom 3.6%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2029	0.125%	GBP	12,258,742	15,933,533
08/10/2031	0.125%	GBP	3,043,744	3,854,147
03/22/2034	0.750%	GBP	6,352,949	7,990,017
11/22/2037	1.125%	GBP	10,733,477	13,319,292
03/22/2039	0.125%	GBP	5,954,976	6,273,372
03/22/2044	0.125%	GBP	10,442,402	9,720,638
11/22/2047	0.750%	GBP	5,474,308	5,519,032
03/22/2050	0.500%	GBP	5,168,002	4,716,651
03/22/2052	0.250%	GBP	5,415,519	4,472,151
11/22/2056	0.125%	GBP	6,822,675	5,027,467
11/22/2065	0.125%	GBP	5,381,206	3,466,157
03/22/2068	0.125%	GBP	3,108,777	1,959,857
United Kingdom Inflation-Linked Gilt(d)
09/22/2035	1.125%	GBP	7,035,452	8,967,218
Total				91,219,532
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 6.8%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%	18,081,367	17,891,372
01/15/2028	0.500%	20,744,721	20,422,205
01/15/2029	0.875%	23,077,958	22,811,119
07/15/2029	0.250%	13,346,884	12,914,153
07/15/2030	0.125%	20,169,338	19,158,508
04/15/2032	3.375%	23,304,808	25,999,426
07/15/2034	1.875%	8,711,006	8,846,775
01/15/2035	2.125%	6,174,120	6,356,449
07/15/2035	1.875%	9,607,920	9,694,992
02/15/2042	0.750%	9,498,323	7,539,294
02/15/2043	0.625%	5,719,132	4,344,976
02/15/2045	0.750%	6,327,173	4,722,394
02/15/2050	0.250%	9,031,379	5,354,973
02/15/2053	1.500%	4,151,424	3,327,464
02/15/2055	2.375%	1,543,710	1,507,469
Total			170,891,569
Total Inflation-Indexed Bonds (Cost $413,272,093)			368,217,998

Residential Mortgage-Backed Securities - Agency 4.3%

Government National Mortgage Association TBA(h)
12/19/2054	4.000%	6,620,000	6,275,737
12/18/2055	3.000%	11,950,000	10,779,827
12/18/2055	3.500%	9,650,000	8,845,205
Uniform Mortgage-Backed Security TBA(h)
12/16/2040	2.500%	6,148,328	5,811,799
12/16/2040- 12/13/2053	3.000%	32,200,000	28,868,348
12/13/2053	4.000%	17,140,000	16,323,034
12/13/2053	4.500%	12,330,000	12,069,217
12/12/2054	3.500%	19,400,000	17,942,007
Total Residential Mortgage-Backed Securities - Agency (Cost $106,378,832)			106,915,174

U.S. Treasury Obligations 8.6%

U.S. Treasury
08/15/2030	0.625%	11,479,000	10,014,531
02/15/2031	1.125%	20,693,000	18,293,905
08/15/2031	1.250%	19,572,000	17,139,262
11/15/2031	1.375%	8,966,000	7,855,757
05/15/2033	3.375%	113,380,000	110,067,178
05/15/2034	4.375%	47,000,000	48,600,937
08/15/2034	3.875%	5,000,000	4,979,688
Total U.S. Treasury Obligations (Cost $223,755,510)			216,951,258
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025
7

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)

Money Market Funds 41.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(a),(i)	1,042,716,224	1,042,403,409
Total Money Market Funds (Cost $1,042,419,587)		1,042,403,409
Total Investments in Securities (Cost: $2,543,106,749)		2,494,041,312
Other Assets & Liabilities, Net		22,546,461
Net Assets		2,516,587,773
At November 30, 2025, securities and/or cash totaling $175,830,981 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
26,966,000 HKD	3,468,672 USD	Barclays	01/13/2026	611	—
20,112,000 NOK	1,959,831 USD	Barclays	01/13/2026	—	(27,614)
4,606,000 SGD	3,536,491 USD	Barclays	01/13/2026	—	(29,500)
36,373,312 USD	373,267,000 NOK	Barclays	01/13/2026	512,492	—
7,534,000 CAD	5,374,598 USD	Citi	12/04/2025	—	(17,256)
3,105,282 USD	29,584,000 SEK	Citi	12/04/2025	28,641	—
22,288,000 AUD	14,366,689 USD	Citi	01/13/2026	—	(239,930)
36,903,594 USD	57,251,000 AUD	Citi	01/13/2026	616,307	—
13,870,000 ZAR	795,801 USD	Citi	01/13/2026	—	(12,136)
1,342,000 GBP	1,794,966 USD	Goldman Sachs International	12/04/2025	18,560	—
59,120,000 HKD	7,611,102 USD	Goldman Sachs International	12/04/2025	17,178	—
14,426,734,988 JPY	92,617,403 USD	Goldman Sachs International	01/13/2026	—	(160,310)
37,034,276 USD	5,768,718,000 JPY	Goldman Sachs International	01/13/2026	64,102	—
473,000 CHF	593,433 USD	HSBC	12/04/2025	4,303	—
131,387,000 JPY	839,983 USD	HSBC	12/04/2025	—	(1,334)
13,731,000 SEK	1,465,262 USD	HSBC	12/04/2025	10,696	—
8,215,250 USD	7,120,000 EUR	HSBC	12/04/2025	47,392	—
233,984 USD	178,000 GBP	HSBC	12/04/2025	1,635	—
2,818,939 USD	21,899,000 HKD	HSBC	12/04/2025	—	(6,026)
348,607,164 CNY	49,276,580 USD	HSBC	01/13/2026	—	(207,785)
240,348,288 EUR	277,049,472 USD	HSBC	01/13/2026	—	(2,492,412)
23,730,000 DKK	3,668,563 USD	JPMorgan	01/13/2026	—	(28,677)
101,193,000 NZD	56,775,223 USD	JPMorgan	01/13/2026	—	(1,415,204)
37,811,079 USD	5,874,527,000 JPY	JPMorgan	01/13/2026	—	(32,248)
27,408,000 AUD	17,813,073 USD	Morgan Stanley	12/04/2025	—	(143,607)
10,106,000 CHF	12,778,795 USD	Morgan Stanley	12/04/2025	191,596	—
21,817,000 EUR	25,403,635 USD	Morgan Stanley	12/04/2025	85,370	—
420,000 NZD	240,825 USD	Morgan Stanley	12/04/2025	—	(257)
199,331,000 SEK	21,233,301 USD	Morgan Stanley	12/04/2025	117,563	—
11,238,000 SGD	8,691,442 USD	Morgan Stanley	12/04/2025	17,769	—
5,214,799 USD	4,195,000 CHF	Morgan Stanley	12/04/2025	10,146	—
2,003,694 USD	1,739,000 EUR	Morgan Stanley	12/04/2025	14,386	—
9,529,679 USD	1,464,828,000 JPY	Morgan Stanley	12/04/2025	—	(149,872)
5,394,492 USD	51,120,000 SEK	Morgan Stanley	12/04/2025	20,805	—
3,387,518 USD	4,405,000 SGD	Morgan Stanley	12/04/2025	12,333	—
814,315,000 MXN	43,868,224 USD	Morgan Stanley	01/13/2026	—	(426,279)
58,702,853 CAD	41,760,260 USD	Standard Chartered	01/13/2026	—	(341,422)
37,050,293 USD	52,082,000 CAD	Standard Chartered	01/13/2026	302,915	—
475,000 CHF	588,225 USD	State Street	12/04/2025	—	(3,396)
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
824,849,000 SEK	86,565,603 USD	UBS	01/13/2026	—	(1,030,479)
883,000 CHF	1,095,684 USD	Wells Fargo	12/04/2025	—	(4,108)
855,000 EUR	997,585 USD	Wells Fargo	12/04/2025	5,371	—
1,026,000 EUR	1,182,887 USD	Wells Fargo	12/04/2025	—	(7,769)
499,000 GBP	659,533 USD	Wells Fargo	12/04/2025	—	(994)
4,084,958,000 JPY	26,992,945 USD	Wells Fargo	12/04/2025	835,525	—
621,651 USD	958,000 AUD	Wells Fargo	12/04/2025	5,994	—
6,015,153 USD	9,179,000 AUD	Wells Fargo	12/04/2025	—	(1,421)
1,724,923 USD	2,418,000 CAD	Wells Fargo	12/04/2025	5,565	—
110,095 USD	88,000 CHF	Wells Fargo	12/04/2025	—	(489)
1,005,224 USD	865,000 EUR	Wells Fargo	12/04/2025	—	(1,406)
14,889 USD	26,000 NZD	Wells Fargo	12/04/2025	35	—
52,082,000 CAD	37,024,425 USD	Wells Fargo	01/13/2026	—	(328,782)
44,219,000 CHF	55,035,748 USD	Wells Fargo	01/13/2026	—	(318,942)
109,805,265 GBP	143,660,424 USD	Wells Fargo	01/13/2026	—	(1,688,585)
Total				2,947,290	(9,118,240)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	394	03/2026	CAD	48,438,360	197,138	—
Euro-Bobl	27	12/2025	EUR	3,184,650	1,179	—
Euro-BTP	44	12/2025	EUR	5,340,280	123,322	—
Euro-Bund	95	12/2025	EUR	12,243,600	79,504	—
Euro-Buxl 30-Year	178	12/2025	EUR	20,256,400	—	(95,260)
Euro-OAT	435	12/2025	EUR	53,439,750	744,029	—
Long Gilt	82	03/2026	GBP	7,509,560	92,947	—
MSCI EAFE Index E-mini	1,353	12/2025	USD	190,698,585	1,960,376	—
MSCI Emerging Markets Index	1,755	12/2025	USD	120,884,400	2,704,583	—
S&P 500 Index E-mini	1,736	12/2025	USD	595,404,600	15,168,942	—
S&P/TSX 60 Index	199	12/2025	CAD	73,303,640	2,340,063	—
U.S. Treasury 10-Year Note	1,291	03/2026	USD	146,326,781	394,491	—
U.S. Treasury Ultra 10-Year Note	2,474	03/2026	USD	287,486,531	1,086,620	—
Total					24,893,194	(95,260)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(280)	12/2025	AUD	(31,292,576)	348,187	—
Euro STOXX 50 Index	(769)	12/2025	EUR	(43,633,060)	—	(1,844,470)
FTSE 100 Index	(198)	12/2025	GBP	(19,297,080)	—	(1,098,321)
U.S. Treasury 5-Year Note	(671)	03/2026	USD	(73,652,734)	—	(79,036)
Total					348,187	(3,021,827)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025
9

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 44	Morgan Stanley	12/20/2030	1.000	Quarterly	1.359	USD	204,097,000	1,473,803	—	—	1,473,803	—
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	3.217	USD	349,166,000	3,517,838	—	—	3,517,838	—
CDX North America Investment Grade Index, Series 45	Morgan Stanley	12/20/2030	1.000	Quarterly	0.513	USD	196,338,000	449,188	—	—	449,188	—
Total								5,440,829	—	—	5,440,829	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR, SONIA, ESTR, STIBOR or SARON less a spread of 40-87.878 bps on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR, SONIA, or ESTR plus a spread of 40-45 bps on long CFDs	Monthly	Goldman Sachs International	11/22/2028	USD	122,074,818	864,673	219,395	1,084,068	—
The following table represents the contracts for differences underlying the swap arrangement as of November 30, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
British Land Co. PLC (The)	341,837	1,708,809	130,225	12.0
Broadstone Net Lease, Inc.	50,000	910,500	(32,000)	(3.0)
Capital & Counties Properties PLC	131,048	244,627	6,567	0.6
Fonciere Des Regions	46,447	2,981,782	18,812	1.7
WP Carey, Inc.	3,500	234,500	1,295	0.1
Health Care REITs
Omega Healthcare Investors, Inc.	21,600	954,288	37,584	3.5
Primary Health Properties PLC	2,299,595	2,893,525	74,030	6.8
Target Healthcare REIT PLC	1,046,336	1,322,773	17,941	1.7
Welltower, Inc.	7,922	1,562,773	86,746	8.0
Hotel & Resort REITs
Apple Hospitality REIT, Inc.	21,200	245,072	6,996	0.6
DiamondRock Hospitality Co.	17,900	156,267	6,802	0.6
Host Hotels & Resorts, Inc.	54,208	934,004	21,683	2.0
Park Hotels & Resorts, Inc.	160,100	1,623,414	108,868	10.0
Ryman Hospitality Properties, Inc.	24,900	2,305,740	70,467	6.5
Industrial REITs
Americold Realty Trust, Inc.	136,330	1,476,222	232	—
ARGAN SA	29,105	2,246,210	(37,102)	(3.4)
EastGroup Properties, Inc.	8,025	1,424,839	29,131	2.7
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
First Industrial Realty Trust, Inc.	32,208	1,793,663	49,922	4.6
LondonMetric Property PLC	625,421	1,563,209	(5,784)	(0.5)
Rexford Industrial Realty, Inc.	22,513	913,048	23,717	2.2
STAG Industrial, Inc.	17,500	673,925	13,475	1.2
Tritax Big Box REIT PLC	2,577,498	5,052,546	24,113	2.2
Office REITs
BXP, Inc.	6,300	435,393	20,475	1.9
Vornado Realty Trust	17,400	575,766	64,902	6.0
Real Estate Management & Development
Grainger PLC	66,282	164,796	(2,643)	(0.2)
TAG Immobilien AG	452,344	7,369,915	343,844	31.7
Residential REITs
Equity LifeStyle Properties, Inc.	50,600	3,125,056	56,166	5.2
Unite Group PLC (The)	39,263	282,528	(8,276)	(0.8)
Retail REITs
Agree Realty Corp.	26,000	1,919,320	36,400	3.4
InvenTrust Properties Corp.	64,200	1,784,118	48,150	4.4
Kite Realty Group Trust	73,400	1,614,800	83,676	7.7
Klepierre	19,642	765,685	(1,058)	(0.1)
Macerich Co. (The)	121,700	2,016,569	96,143	8.9
NNN REIT, Inc.	18,000	738,720	5,580	0.5
Unibail-Rodamco-Westfield	37,944	4,006,502	23,915	2.2
Specialized REITs
Big Yellow Group PLC	144,116	2,077,847	134,076	12.4
CubeSmart	61,100	2,201,433	73,320	6.8
Gaming and Leisure Properties, Inc.	75,495	3,318,761	(32,463)	(3.0)
Safestore Holdings PLC	198,968	1,871,458	81,460	7.5
Total		67,490,403	1,677,387

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
ICADE	(85,066)	(2,068,092)	(24,457)	(2.3)
Land Securities Group PLC	(99,916)	(808,495)	8,661	0.8
Health Care REITs
Care Property Invest NV	(19,977)	(273,162)	(6,977)	(0.6)
Hotel & Resort REITs
RLJ Lodging Trust	(219,300)	(1,603,083)	(50,439)	(4.7)
Industrial REITs
Lineage, Inc.	(21,500)	(723,690)	(46,440)	(4.3)
Segro PLC	(332,005)	(3,070,371)	(66,364)	(6.1)
Terreno Realty Corp	(19,600)	(1,176,784)	(53,900)	(5.0)
Office REITs
Corporate Office Properties Trust	(17,900)	(512,835)	(37,232)	(3.4)
Derwent London PLC	(97,560)	(2,159,484)	(32,440)	(3.0)
Gecina SA	(20,775)	(1,924,722)	(1,259)	(0.1)
Great Portland Estates PLC	(402,073)	(1,658,259)	(41,682)	(3.8)
Highwoods Properties, Inc.	(19,700)	(547,660)	0	—
Inmobiliaria Colonial Socimi SA	(328,245)	(1,983,631)	(25,596)	(2.4)
JBG Smith Properties	(22,200)	(387,612)	(17,094)	(1.6)
Kilroy Realty Corp.	(11,500)	(464,600)	(28,635)	(2.6)
Workspace Group PLC	(172,962)	(921,503)	48,059	4.4
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025
11

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Real Estate Management & Development
Allreal Holding AG	(26,008)	(6,399,558)	(141,433)	(13.0)
Atrium Ljungberg AB, Class B	(407,854)	(1,436,233)	(11,300)	(1.0)
Catena AB	(44,615)	(2,126,160)	31,901	2.9
Grand City Properties SA	(85,220)	(1,056,656)	(23,607)	(2.2)
Hufvudstaden AB	(232,859)	(3,224,976)	102,170	9.4
Mobimo Holding AG	(8,876)	(3,927,927)	(39,584)	(3.7)
Sagax AB, Class B	(21,744)	(467,426)	2,200	0.2
Sirius Real Estate Ltd.	(1,519,552)	(1,901,875)	(73,351)	(6.8)
VGP NV	(3,508)	(417,076)	(4,650)	(0.4)
Vonovia SE	(95,822)	(2,880,270)	(20,564)	(1.9)
Wallenstam AB	(657,819)	(2,991,947)	(700)	(0.1)
Residential REITs
Camden Property Trust	(5,600)	(572,040)	(23,464)	(2.2)
Mid-America Apartment Communities, Inc.	(2,189)	(289,858)	(7,605)	(0.7)
Retail REITs
Brixmor Property Group, Inc.	(14,122)	(366,607)	(2,542)	(0.2)
Mercialys SA	(81,416)	(1,009,490)	(26,153)	(2.4)
Supermarket Income REIT PLC	(824,411)	(860,019)	(30,713)	(2.8)
Urban Edge Properties	(68,700)	(1,276,446)	(43,968)	(4.1)
Specialized REITs
EPR Properties	(4,700)	(236,786)	(8,883)	(0.8)
National Storage Affiliates Trust	(45,900)	(1,321,002)	(30,753)	(2.8)
Shurgard Self Storage Ltd.	(43,355)	(1,538,080)	(83,920)	(7.7)
Total		(54,584,415)	(812,714)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 40 basis points on long CFDs	Monthly	Morgan Stanley	08/06/2027	USD	6,503,341	31,427	(3,668)	27,759	—
The following table represents the contracts for differences underlying the swap arrangement as of November 30, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	92,300	2,838,225	83,993	302.6
Office REITs
Brandywine Realty Trust	19,600	65,856	1,372	4.9
Residential REITs
Invitation Homes, Inc.	42,620	1,195,065	6,819	24.6
Sun Communities, Inc.	3,400	427,686	10,370	37.4
Total		4,526,832	102,554

The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(132,300)	(1,439,424)	(60,858)	(219.2)
Retail REITs
Tanger, Inc.	(16,300)	(537,085)	(10,269)	(37.0)
Total		(1,976,509)	(71,127)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs) and accrued income on long CFDs, and OBFR, SONIA, ESTR or SARON less a spread of 0-15.5 bps on short CFDs	Depreciation on underlying CFDs and OBFR, SONIA, ESTR or SARON plus a spread of 29.5-46.5 basis points on long CFDs	Monthly	UBS	05/31/2028	USD	2,352,757	74,419	(1,294)	73,125	—
The following table represents the contracts for differences underlying the swap arrangement as of November 30, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
American Assets Trust, Inc.	20,300	381,843	14,007	19.2
Residential REITs
UDR, Inc.	32,100	1,106,808	62,274	85.2
Retail REITs
Carmila SA	4,861	93,281	3,346	4.6
Hammerson PLC	2,584	10,205	924	1.3
Total		1,592,137	80,551

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Specialized REITs
Crown Castle International Corp.	(8,400)	(760,620)	(6,132)	(8.4)
Total		(760,620)	(6,132)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	3.880%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	1.933%
ESTR	Euro Short Term Rate	1.927%
OBFR	Overnight Bank Funding Rate	3.880%
SARON	Swiss Average Rate Overnight	(0.038)%
SOFR	Secured Overnight Financing Rate	4.050%
SONIA	Sterling Overnight Index Average	3.969%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	1.808%
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025
13

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	259,653,120	46,182,347	(100,285,084)	27,703,367	233,253,750	—	3,714,915	—	21,498,041
Columbia Short-Term Cash Fund, 4.061%
	1,000,987,905	1,216,949,762	(1,175,601,078)	66,820	1,042,403,409	—	(72,315)	19,704,276	1,042,716,224
Total	1,260,641,025			27,770,187	1,275,657,159	—	3,642,600	19,704,276

(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $330,765,188, which represents 13.14% of total net assets.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at November 30, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	233,253,750	—	—	233,253,750
Common Stocks
Consumer Discretionary	—	165,754	—	165,754
Health Care	394,619	—	—	394,619
Information Technology	—	606,693	—	606,693
Real Estate	98,922,022	65,877,998	—	164,800,020
Total Common Stocks	99,316,641	66,650,445	—	165,967,086
Foreign Government Obligations	—	360,332,637	—	360,332,637
Inflation-Indexed Bonds	—	368,217,998	—	368,217,998
Residential Mortgage-Backed Securities - Agency	—	106,915,174	—	106,915,174
U.S. Treasury Obligations	—	216,951,258	—	216,951,258
Money Market Funds	1,042,403,409	—	—	1,042,403,409
Total Investments in Securities	1,374,973,800	1,119,067,512	—	2,494,041,312
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,947,290	—	2,947,290
Futures Contracts	25,241,381	—	—	25,241,381
Swap Contracts	—	6,625,781	—	6,625,781
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025
15

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(9,118,240)	—	(9,118,240)
Futures Contracts	(3,117,087)	—	—	(3,117,087)
Total	1,397,098,094	1,119,522,343	—	2,516,620,437
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Adaptive Risk Allocation Fund  | 2025

Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,287,999,785)	$1,218,384,153
Affiliated issuers (cost $1,255,106,964)	1,275,657,159
Cash	9,268
Foreign currency (cost $9,523,409)	9,541,846
Cash collateral held at broker for:
Forward foreign currency exchange contracts	310,000
Other(a)	320,000
Margin deposits on:
Futures contracts	67,203,495
Swap contracts	49,214,699
Unrealized appreciation on forward foreign currency exchange contracts	2,947,290
Unrealized appreciation on swap contracts	1,184,952
Receivable for:
Investments sold	391,749
Capital shares sold	276,296
Dividends	3,392,495
Interest	5,048,212
Foreign tax reclaims	316,143
Variation margin for futures contracts	4,407,389
Variation margin for swap contracts	524,075
Prepaid expenses	13,344
Deferred compensation of board members	225,116
Other assets	4,732
Total assets	2,639,372,413
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	9,118,240
Payable for:
Investments purchased	4,544,515
Investments purchased on a delayed delivery basis	106,512,312
Capital shares redeemed	747,076
Variation margin for futures contracts	1,220,884
Management services fees	92,791
Distribution and/or service fees	3,363
Transfer agent fees	104,060
Compensation of chief compliance officer	206
Compensation of board members	4,083
Other expenses	99,156
Deferred compensation of board members	337,954
Total liabilities	122,784,640
Net assets applicable to outstanding capital stock	$2,516,587,773
Represented by
Paid in capital	2,743,134,634
Total distributable earnings (loss)	(226,546,861)
Total - representing net assets applicable to outstanding capital stock	$2,516,587,773
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025
17

Statement of Assets and Liabilities (continued)
November 30, 2025 (Unaudited)
Class A
Net assets	$123,191,207
Shares outstanding	11,297,821
Net asset value per share	$10.90
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.56
Class C
Net assets	$30,716,865
Shares outstanding	3,008,129
Net asset value per share	$10.21
Institutional Class
Net assets	$2,273,202,585
Shares outstanding	207,921,533
Net asset value per share	$10.93
Institutional 2 Class
Net assets	$54,509,256
Shares outstanding	4,966,264
Net asset value per share	$10.98
Institutional 3 Class
Net assets	$22,524,703
Shares outstanding	2,050,406
Net asset value per share	$10.99
Class S
Net assets	$12,443,157
Shares outstanding	1,137,894
Net asset value per share	$10.94

(a)	Includes collateral related to forward foreign currency exchange contracts and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Adaptive Risk Allocation Fund  | 2025

Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,735,085
Dividends — affiliated issuers	19,704,276
Interest	17,790,113
Interfund lending	2,642
Foreign taxes withheld	(136,628)
Total income	41,095,488
Expenses:
Management services fees	8,150,349
Distribution and/or service fees
Class A	149,025
Class C	159,920
Transfer agent fees
Class A	27,356
Class C	7,346
Institutional Class	509,284
Institutional 2 Class	13,969
Institutional 3 Class	578
Class S	2,927
Custodian fees	71,808
Printing and postage fees	34,128
Registration fees	65,159
Accounting services fees	27,032
Legal fees	27,309
Interest on collateral	368
Compensation of chief compliance officer	206
Compensation of board members	17,760
Deferred compensation of board members	22,894
Other	26,236
Total expenses	9,313,654
Expense reduction	(40)
Total net expenses	9,313,614
Net investment income	31,781,874
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,256,675
Investments — affiliated issuers	3,642,600
Foreign currency translations	533,389
Forward foreign currency exchange contracts	14,320,512
Futures contracts	171,914,519
Swap contracts	24,725,509
Net realized gain	217,393,204
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	12,885,553
Investments — affiliated issuers	27,770,187
Foreign currency translations	(201,464)
Forward foreign currency exchange contracts	(7,290,071)
Futures contracts	(13,906,140)
Swap contracts	32,569
Net change in unrealized appreciation (depreciation)	19,290,634
Net realized and unrealized gain	236,683,838
Net increase in net assets resulting from operations	$268,465,712
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025
19

Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment income	$31,781,874	$91,799,983
Net realized gain (loss)	217,393,204	(22,010,399)
Net change in unrealized appreciation (depreciation)	19,290,634	123,067,712
Net increase in net assets resulting from operations	268,465,712	192,857,296
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(2,658,801)
Class C	—	(622,025)
Institutional Class	—	(54,835,498)
Institutional 2 Class	—	(1,009,415)
Institutional 3 Class	—	(546,974)
Class S	—	(383,575)
Total distributions to shareholders	—	(60,056,288)
Decrease in net assets from capital stock activity	(120,316,537)	(423,067,520)
Total increase (decrease) in net assets	148,149,175	(290,266,512)
Net assets at beginning of period	2,368,438,598	2,658,705,110
Net assets at end of period	$2,516,587,773	$2,368,438,598
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Adaptive Risk Allocation Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	572,640	5,999,596	1,558,820	15,132,804
Distributions reinvested	—	—	259,797	2,457,682
Shares redeemed	(1,104,170)	(11,453,585)	(3,782,008)	(36,803,267)
Net decrease	(531,530)	(5,453,989)	(1,963,391)	(19,212,781)
Advisor Class
Shares sold	—	—	136,843	1,345,381
Shares redeemed	—	—	(4,301,518)	(42,894,966)
Net decrease	—	—	(4,164,675)	(41,549,585)
Class C
Shares sold	63,860	630,226	188,175	1,722,702
Distributions reinvested	—	—	68,516	611,157
Shares redeemed	(570,559)	(5,608,413)	(1,899,614)	(17,337,457)
Net decrease	(506,699)	(4,978,187)	(1,642,923)	(15,003,598)
Institutional Class
Shares sold	10,071,418	105,004,655	25,565,052	248,814,047
Distributions reinvested	—	—	5,711,382	54,029,676
Shares redeemed	(20,565,506)	(214,938,840)	(68,348,039)	(664,164,801)
Net decrease	(10,494,088)	(109,934,185)	(37,071,605)	(361,321,078)
Institutional 2 Class
Shares sold	626,179	6,568,387	1,921,696	18,572,837
Distributions reinvested	—	—	106,254	1,009,415
Shares redeemed	(364,926)	(3,841,089)	(1,837,187)	(17,705,834)
Net increase	261,253	2,727,298	190,763	1,876,418
Institutional 3 Class
Shares sold	49,312	505,357	124,157	1,223,201
Distributions reinvested	—	—	57,576	546,974
Shares redeemed	(153,415)	(1,610,315)	(260,843)	(2,561,779)
Net decrease	(104,103)	(1,104,958)	(79,110)	(791,604)
Class S
Shares sold	139	1,500	1,920,419	19,183,820
Distributions reinvested	—	—	40,547	383,575
Shares redeemed	(148,917)	(1,574,016)	(674,294)	(6,632,687)
Net increase (decrease)	(148,778)	(1,572,516)	1,286,672	12,934,708
Total net decrease	(11,523,945)	(120,316,537)	(43,444,269)	(423,067,520)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025
21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2025 (Unaudited)	$9.79	0.12	0.99	1.11	—	—	—
Year Ended 5/31/2025	$9.31	0.33	0.37	0.70	(0.22)	—	(0.22)
Year Ended 5/31/2024	$8.47	0.26	0.61	0.87	(0.03)	—	(0.03)
Year Ended 5/31/2023	$9.69	0.24	(0.80)	(0.56)	(0.66)	—	(0.66)
Year Ended 5/31/2022	$12.10	0.32	(0.59)	(0.27)	(0.42)	(1.72)	(2.14)
Year Ended 5/31/2021	$10.25	(0.01)	1.97	1.96	(0.04)	(0.07)	(0.11)
Class C
Six Months Ended 11/30/2025 (Unaudited)	$9.20	0.08	0.93	1.01	—	—	—
Year Ended 5/31/2025	$8.76	0.24	0.35	0.59	(0.15)	—	(0.15)
Year Ended 5/31/2024	$8.01	0.18	0.57	0.75	—	—	—
Year Ended 5/31/2023	$9.18	0.17	(0.76)	(0.59)	(0.58)	—	(0.58)
Year Ended 5/31/2022	$11.57	0.23	(0.57)	(0.34)	(0.37)	(1.68)	(2.05)
Year Ended 5/31/2021	$9.85	(0.09)	1.87	1.78	—	(0.06)	(0.06)
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$9.80	0.14	0.99	1.13	—	—	—
Year Ended 5/31/2025	$9.33	0.36	0.35	0.71	(0.24)	—	(0.24)
Year Ended 5/31/2024	$8.48	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.70	0.27	(0.81)	(0.54)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.11	0.35	(0.59)	(0.24)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.36	0.02	1.98	2.00	(0.10)	(0.15)	(0.25)
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$9.84	0.14	1.00	1.14	—	—	—
Year Ended 5/31/2025	$9.36	0.35	0.37	0.72	(0.24)	—	(0.24)
Year Ended 5/31/2024	$8.51	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.74	0.26	(0.81)	(0.55)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.15	0.32	(0.56)	(0.24)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.39	0.02	1.98	2.00	(0.10)	(0.14)	(0.24)
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Adaptive Risk Allocation Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2025 (Unaudited)	$10.90	11.34%	0.98% (c)	0.98% (c),(d)	2.36%	77%	$123,191
Year Ended 5/31/2025	$9.79	7.57%	1.00% (c)	1.00% (c),(d)	3.42%	186%	$115,752
Year Ended 5/31/2024	$9.31	10.26%	1.01% (c)	1.01% (c),(d)	2.90%	190%	$128,468
Year Ended 5/31/2023	$8.47	(5.79% )	1.02% (c)	1.02% (c),(d)	2.71%	199%	$149,173
Year Ended 5/31/2022	$9.69	(3.62% )	1.00% (c)	1.00% (c)	2.82%	260%	$185,112
Year Ended 5/31/2021	$12.10	19.17%	1.00% (c)	1.00% (c)	(0.06% )	227%	$175,015
Class C
Six Months Ended 11/30/2025 (Unaudited)	$10.21	10.98%	1.73% (c)	1.73% (c),(d)	1.63%	77%	$30,717
Year Ended 5/31/2025	$9.20	6.74%	1.75% (c)	1.75% (c),(d)	2.68%	186%	$32,330
Year Ended 5/31/2024	$8.76	9.36%	1.76% (c)	1.76% (c),(d)	2.15%	190%	$45,206
Year Ended 5/31/2023	$8.01	(6.37% )	1.77% (c)	1.77% (c),(d)	1.95%	199%	$63,998
Year Ended 5/31/2022	$9.18	(4.39% )	1.75% (c)	1.75% (c)	2.11%	260%	$94,069
Year Ended 5/31/2021	$11.57	18.14%	1.75% (c)	1.75% (c)	(0.80% )	227%	$113,245
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$10.93	11.53%	0.73% (c)	0.73% (c),(d)	2.61%	77%	$2,273,203
Year Ended 5/31/2025	$9.80	7.71%	0.75% (c)	0.75% (c),(d)	3.68%	186%	$2,140,251
Year Ended 5/31/2024	$9.33	10.63%	0.76% (c)	0.76% (c),(d)	3.15%	190%	$2,382,960
Year Ended 5/31/2023	$8.48	(5.52% )	0.77% (c)	0.77% (c),(d)	2.97%	199%	$3,190,280
Year Ended 5/31/2022	$9.70	(3.37% )	0.75% (c)	0.75% (c)	3.08%	260%	$3,693,809
Year Ended 5/31/2021	$12.11	19.40%	0.75% (c)	0.75% (c)	0.19%	227%	$3,831,565
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$10.98	11.59%	0.74% (c)	0.74% (c)	2.59%	77%	$54,509
Year Ended 5/31/2025	$9.84	7.79%	0.76% (c)	0.76% (c)	3.66%	186%	$46,287
Year Ended 5/31/2024	$9.36	10.58%	0.77% (c)	0.77% (c)	3.14%	190%	$42,265
Year Ended 5/31/2023	$8.51	(5.60% )	0.78% (c)	0.78% (c)	2.92%	199%	$54,968
Year Ended 5/31/2022	$9.74	(3.36% )	0.76% (c)	0.76% (c)	2.78%	260%	$63,729
Year Ended 5/31/2021	$12.15	19.38%	0.76% (c)	0.76% (c)	0.17%	227%	$64,418
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025
23

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$9.84	0.14	1.01	1.15	—	—	—
Year Ended 5/31/2025	$9.37	0.37	0.34	0.71	(0.24)	—	(0.24)
Year Ended 5/31/2024	$8.52	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.74	0.27	(0.81)	(0.54)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.16	0.36	(0.61)	(0.25)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.41	0.03	1.99	2.02	(0.11)	(0.16)	(0.27)
Class S
Six Months Ended 11/30/2025 (Unaudited)	$9.80	0.14	1.00	1.14	—	—	—
Year Ended 5/31/2025(e)	$10.03	0.26	(0.25)(f)	0.01	(0.24)	—	(0.24)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2025	5/31/2025	5/31/2024	5/31/2023	5/31/2022	5/31/2021
Class A	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class C	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Institutional Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class S	less than 0.01%	less than 0.01%	—%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Adaptive Risk Allocation Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$10.99	11.69%	0.69% (c)	0.69% (c)	2.65%	77%	$22,525
Year Ended 5/31/2025	$9.84	7.72%	0.71% (c)	0.71% (c)	3.76%	186%	$21,209
Year Ended 5/31/2024	$9.37	10.61%	0.72% (c)	0.72% (c)	3.20%	190%	$20,927
Year Ended 5/31/2023	$8.52	(5.47% )	0.74% (c)	0.74% (c)	3.02%	199%	$19,005
Year Ended 5/31/2022	$9.74	(3.40% )	0.72% (c)	0.72% (c)	3.13%	260%	$19,579
Year Ended 5/31/2021	$12.16	19.53%	0.71% (c)	0.71% (c)	0.23%	227%	$21,369
Class S
Six Months Ended 11/30/2025 (Unaudited)	$10.94	11.63%	0.73% (c)	0.73% (c),(d)	2.62%	77%	$12,443
Year Ended 5/31/2025 (e)	$9.80	0.17%	0.76% (c)	0.76% (c)	4.14%	186%	$12,611
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025
25

Notes to Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Columbia Adaptive Risk Allocation Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund invests significantly in shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
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Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Columbia Adaptive Risk Allocation Fund  | 2025
27

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
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Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
Columbia Adaptive Risk Allocation Fund  | 2025
29

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the
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Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Swap arrangements - contracts for differences
The Fund entered into swap arrangements, particularly contracts for differences (CFDs), to obtain long and short exposures to real estate companies. CFDs are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two or more individual securities or baskets of securities or other instruments where the parties agree to exchange the difference in the settlement price between the open and closing trades for the particular assets.
CFDs are valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap arrangement resets monthly, at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). CFDs are subject to the risk associated with investment in the underlying reference assets. The risk in the case of short CFD positions is unlimited based on the potential for unlimited increases in the market value of the underlying reference assets. The risk may be offset if the Fund holds any of the underlying reference assets. The risk in the case of long CFD positions is limited to the notional amount of the position at the time the Fund enters into the CFD.
Columbia Adaptive Risk Allocation Fund  | 2025
31

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	5,440,829 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	22,173,964 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,184,952 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,947,290
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,067,417 *
Total		34,814,452

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,942,791 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	9,118,240
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	174,296 *
Total		12,235,327

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

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Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	26,872,712	26,872,712
Equity risk	—	161,023,001	(2,147,203)	158,875,798
Foreign exchange risk	14,320,512	—	—	14,320,512
Interest rate risk	—	10,891,518	—	10,891,518
Total	14,320,512	171,914,519	24,725,509	210,960,540

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(877,454)	(877,454)
Equity risk	—	(12,968,053)	910,023	(12,058,030)
Foreign exchange risk	(7,290,071)	—	—	(7,290,071)
Interest rate risk	—	(938,087)	—	(938,087)
Total	(7,290,071)	(13,906,140)	32,569	(21,163,642)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,661,067,956
Futures contracts — short	165,000,249
Credit default swap contracts — sell protection	922,923,308

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Swap arrangements - contracts for differences	441,245	(318,746)
Forward foreign currency exchange contracts	6,154,802	(5,776,660)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Columbia Adaptive Risk Allocation Fund  | 2025
33

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
34
Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of November 30, 2025:
		Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley (a)	Morgan Stanley (a)	Standard Chartered	State Street	UBS	Wells Fargo	Total
Assets
Centrally cleared credit default swap contracts (b)	S	-	-	-	-	-	-	524,075	-	-	-	-	524,075
Forward foreign currency exchange contracts		513,103	644,948	99,840	64,026	-	469,968	-	302,915	-	-	852,490	2,947,290
OTC Swap arrangements - contracts for differences (c)		-	-	1,084,068	-	-	27,759	-	-	-	73,125	-	1,184,952
Total assets		513,103	644,948	1,183,908	64,026	-	497,727	524,075	302,915	-	73,125	852,490	4,656,317
Liabilities
Forward foreign currency exchange contracts		57,114	269,322	160,310	2,707,557	1,476,129	720,015	-	341,422	3,396	1,030,479	2,352,496	9,118,240
Total financial and derivative net assets		455,989	375,626	1,023,598	(2,643,531)	(1,476,129)	(222,288)	524,075	(38,507)	(3,396)	(957,354)	(1,500,006)	(4,461,923)
Total collateral received (pledged) (d)		-	-	-	(310,000)	-	(222,288)	-	-	-	(320,000)	-	(852,288)
Net amount (e)		$455,989	375,626	1,023,598	(2,333,531)	(1,476,129)	-	524,075	(38,507)	(3,396)	(637,354)	(1,500,006)	(3,609,635)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap arrangements - contracts for difference are presented at unrealized appreciation or (depreciation), which is comprised of market value plus cash & other receivable (payable).

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Adaptive Risk Allocation Fund  | 2025
35

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
36
Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) a fee that declines from 0.06% to 0.03%, depending on asset levels, on assets invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay a management fee (or advisory fee, as applicable) to the Investment Manager, (ii) a fee that declines from 0.16% to 0.13%, depending on asset levels, on assets invested in exchange-traded funds and mutual funds that are not managed by the Investment Manager or its affiliates and (iii) a fee that declines from 0.76% to 0.63%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including affiliated mutual funds, exchange-traded funds and closed-end funds advised by the Investment Manager that do not pay a management fee, third party closed-end funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.66% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Columbia Adaptive Risk Allocation Fund  | 2025
37

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class S	0.05
38
Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	22,545
Class C	—	1.00 (b)	230

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2026 (%)
Class A	1.22
Class C	1.97
Institutional Class	0.97
Institutional 2 Class	0.98
Institutional 3 Class	0.93
Class S	0.97
Columbia Adaptive Risk Allocation Fund  | 2025
39

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,542,892,000	72,993,000	(99,479,000)	(26,486,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(247,570,257)	(156,966,640)	(404,536,897)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,166,216,911 and $1,128,711,188, respectively, for the six months ended November 30, 2025, of which $672,097,683 and $656,551,004, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
40
Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	4,400,000	4.92	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Adaptive Risk Allocation Fund  | 2025
41

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At November 30, 2025, affiliated shareholders of record owned 84.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
42
Columbia Adaptive Risk Allocation Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Adaptive Risk Allocation Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Adaptive Risk Allocation Fund  | 2025
43

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
44
Columbia Adaptive Risk Allocation Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Adaptive Risk Allocation Fund  | 2025
45

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
46
Columbia Adaptive Risk Allocation Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Adaptive Risk Allocation Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR214_05_T01_(01/26)

Columbia Dividend Income Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Dividend Income Fund | 2025

Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 6.2%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	28,647,427	745,406,051
Entertainment 1.4%
Walt Disney Co. (The)	6,194,853	647,176,293
Interactive Media & Services 2.2%
Alphabet, Inc., Class A	3,191,074	1,021,718,073
Media 1.0%
Comcast Corp., Class A	16,107,874	429,919,157
Total Communication Services		2,844,219,574
Consumer Discretionary 5.1%
Broadline Retail 0.7%
eBay, Inc.	3,665,202	303,442,074
Hotels, Restaurants & Leisure 1.6%
McDonald’s Corp.	2,357,386	735,080,102
Specialty Retail 2.8%
Home Depot, Inc. (The)	2,030,710	724,801,013
TJX Companies, Inc. (The)	3,660,769	556,144,027
Total		1,280,945,040
Total Consumer Discretionary		2,319,467,216
Consumer Staples 8.5%
Beverages 1.8%
Coca-Cola Co. (The)	7,909,979	578,377,664
PepsiCo, Inc.	1,760,921	261,919,390
Total		840,297,054
Consumer Staples Distribution & Retail 2.5%
Walmart, Inc.	10,469,921	1,157,030,970
Food Products 0.9%
Mondelez International, Inc., Class A	7,372,682	424,445,303
Household Products 2.1%
Procter & Gamble Co. (The)	6,504,413	963,693,830
Tobacco 1.2%
Altria Group, Inc.	8,945,365	527,865,988
Total Consumer Staples		3,913,333,145
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.7%
Oil, Gas & Consumable Fuels 5.7%
Chevron Corp.	5,105,699	771,624,290
ConocoPhillips Co.	4,998,076	443,279,360
Exxon Mobil Corp.	8,812,062	1,021,494,227
Valero Energy Corp.	2,249,193	397,567,355
Total		2,633,965,232
Total Energy		2,633,965,232
Financials 20.9%
Banks 9.5%
Bank of America Corp.	19,042,035	1,021,605,178
JPMorgan Chase & Co.	6,551,011	2,050,990,524
PNC Financial Services Group, Inc. (The)	2,807,661	535,477,106
Wells Fargo & Co.	9,020,137	774,378,761
Total		4,382,451,569
Capital Markets 6.3%
Bank of New York Mellon Corp. (The)	7,491,754	839,825,624
Blackrock, Inc.	536,801	562,191,687
CME Group, Inc.	2,309,655	650,075,496
Morgan Stanley	4,810,311	816,117,364
Total		2,868,210,171
Consumer Finance 0.8%
American Express Co.	988,637	361,119,437
Financial Services 1.2%
Visa, Inc., Class A	1,677,289	560,952,533
Insurance 3.1%
Chubb Ltd.	3,100,356	918,263,440
Marsh & McLennan Companies, Inc.	2,851,991	523,197,749
Total		1,441,461,189
Total Financials		9,614,194,899
Health Care 12.9%
Biotechnology 2.6%
AbbVie, Inc.	3,406,917	775,755,001
Gilead Sciences, Inc.	3,121,936	392,864,426
Total		1,168,619,427
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2025
3

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	5,556,785	716,269,587
Medtronic PLC	5,126,580	539,982,671
Total		1,256,252,258
Health Care Providers & Services 1.2%
UnitedHealth Group, Inc.	1,658,336	546,869,463
Life Sciences Tools & Services 0.5%
Danaher Corp.	1,042,431	236,402,502
Pharmaceuticals 5.9%
AstraZeneca PLC, ADR	3,110,582	288,413,163
Bristol-Myers Squibb Co.	5,861,034	288,362,873
Johnson & Johnson	7,705,768	1,594,477,515
Merck & Co., Inc.	5,072,445	531,744,409
Total		2,702,997,960
Total Health Care		5,911,141,610
Industrials 13.0%
Aerospace & Defense 2.7%
General Dynamics Corp.	1,742,263	595,209,309
L3Harris Technologies, Inc.	770,049	214,604,956
Northrop Grumman Corp.	758,944	434,305,704
Total		1,244,119,969
Building Products 1.0%
Trane Technologies PLC	1,106,767	466,480,155
Commercial Services & Supplies 1.1%
Waste Management, Inc.	2,248,299	489,836,903
Electrical Equipment 0.9%
Eaton Corp. PLC	572,027	197,858,419
Emerson Electric Co.	1,736,424	231,604,233
Total		429,462,652
Ground Transportation 1.9%
CSX Corp.	9,141,770	323,252,987
Union Pacific Corp.	2,251,025	521,855,126
Total		845,108,113
Industrial Conglomerates 0.9%
Honeywell International, Inc.	2,124,207	408,251,343
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.5%
Cummins, Inc.	484,059	241,051,701
Illinois Tool Works, Inc.	1,609,140	401,126,419
Parker-Hannifin Corp.	1,137,950	980,571,515
Total		1,622,749,635
Professional Services 1.0%
Automatic Data Processing, Inc.	1,824,363	465,759,874
Total Industrials		5,971,768,644
Information Technology 16.7%
Communications Equipment 2.0%
Cisco Systems, Inc.	12,128,999	933,205,183
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity PLC	2,211,069	500,033,254
IT Services 3.0%
Accenture PLC, Class A	1,636,480	409,120,000
International Business Machines Corp.	3,069,337	947,136,012
Total		1,356,256,012
Semiconductors & Semiconductor Equipment 7.8%
Analog Devices, Inc.	3,542,658	940,008,874
Broadcom, Inc.	2,705,396	1,090,166,372
KLA Corp.	489,198	575,037,573
Lam Research Corp.	3,699,357	577,099,692
QUALCOMM, Inc.	1,232,949	207,246,397
Texas Instruments, Inc.	1,232,418	207,378,977
Total		3,596,937,885
Software 2.8%
Microsoft Corp.	2,642,952	1,300,358,814
Total Information Technology		7,686,791,148
Materials 2.0%
Chemicals 1.0%
Linde PLC	1,128,454	463,027,245
Containers & Packaging 1.0%
Avery Dennison Corp.	1,280,042	220,640,840
Packaging Corp. of America	1,135,478	231,716,995
Total		452,357,835
Total Materials		915,385,080
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Dividend Income Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.6%
Health Care REITs 0.4%
Welltower, Inc.	834,158	173,688,379
Industrial REITs 0.5%
Prologis, Inc.	1,720,865	221,182,778
Residential REITs 0.4%
AvalonBay Communities, Inc.	980,013	178,303,565
Specialized REITs 0.3%
Public Storage	605,640	166,272,406
Total Real Estate		739,447,128
Utilities 6.0%
Electric Utilities 3.7%
American Electric Power Co., Inc.	2,943,567	364,325,288
Entergy Corp.	5,642,884	550,294,048
NextEra Energy, Inc.	2,901,863	250,401,758
Southern Co. (The)	5,584,570	508,866,018
Total		1,673,887,112
Multi-Utilities 2.3%
Ameren Corp.	2,351,902	250,124,778
CMS Energy Corp.	2,584,266	194,957,027
DTE Energy Co.	1,140,991	156,349,997
Public Service Enterprise Group, Inc.	2,403,879	200,771,974
WEC Energy Group, Inc.	2,413,210	270,448,444
Total		1,072,652,220
Total Utilities		2,746,539,332
Total Common Stocks (Cost $25,068,337,914)		45,296,253,008

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(a),(b)	584,636,274	584,460,884
Total Money Market Funds (Cost $584,380,456)		584,460,884
Total Investments in Securities (Cost: $25,652,718,370)		45,880,713,892
Other Assets & Liabilities, Net		68,054,734
Net Assets		45,948,768,626
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	727,069,445	1,348,680,449	(1,491,304,289)	15,279	584,460,884	(4,950)	15,772,051	584,636,274
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2025
5

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	2,844,219,574	—	—	2,844,219,574
Consumer Discretionary	2,319,467,216	—	—	2,319,467,216
Consumer Staples	3,913,333,145	—	—	3,913,333,145
Energy	2,633,965,232	—	—	2,633,965,232
Financials	9,614,194,899	—	—	9,614,194,899
Health Care	5,911,141,610	—	—	5,911,141,610
Industrials	5,971,768,644	—	—	5,971,768,644
Information Technology	7,686,791,148	—	—	7,686,791,148
Materials	915,385,080	—	—	915,385,080
Real Estate	739,447,128	—	—	739,447,128
Utilities	2,746,539,332	—	—	2,746,539,332
Total Common Stocks	45,296,253,008	—	—	45,296,253,008
Money Market Funds	584,460,884	—	—	584,460,884
Total Investments in Securities	45,880,713,892	—	—	45,880,713,892
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Dividend Income Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2025
7

Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $25,068,337,914)	$45,296,253,008
Affiliated issuers (cost $584,380,456)	584,460,884
Receivable for:
Capital shares sold	10,143,910
Dividends	76,993,272
Foreign tax reclaims	392,465
Prepaid expenses	132,447
Deferred compensation of board members	1,276,234
Other assets	39,299
Total assets	45,969,691,519
Liabilities
Payable for:
Capital shares redeemed	13,198,073
Management services fees	1,314,098
Distribution and/or service fees	145,896
Transfer agent fees	3,611,466
Compensation of chief compliance officer	3,664
Compensation of board members	50,922
Other expenses	435,083
Deferred compensation of board members	2,163,691
Total liabilities	20,922,893
Net assets applicable to outstanding capital stock	$45,948,768,626
Represented by
Paid in capital	23,581,695,932
Total distributable earnings (loss)	22,367,072,694
Total - representing net assets applicable to outstanding capital stock	$45,948,768,626
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Dividend Income Fund  | 2025

Statement of Assets and Liabilities (continued)
November 30, 2025 (Unaudited)
Class A
Net assets	$5,110,965,525
Shares outstanding	136,033,160
Net asset value per share	$37.57
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$39.86
Class C
Net assets	$1,290,077,537
Shares outstanding	35,728,122
Net asset value per share	$36.11
Institutional Class
Net assets	$24,090,957,443
Shares outstanding	640,322,776
Net asset value per share	$37.62
Institutional 2 Class
Net assets	$3,989,674,685
Shares outstanding	103,926,531
Net asset value per share	$38.39
Institutional 3 Class
Net assets	$9,947,827,845
Shares outstanding	258,619,147
Net asset value per share	$38.47
Class R
Net assets	$218,948,932
Shares outstanding	5,823,693
Net asset value per share	$37.60
Class S
Net assets	$1,300,316,659
Shares outstanding	34,554,783
Net asset value per share	$37.63
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2025
9

Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$491,609,801
Dividends — affiliated issuers	15,772,051
Total income	507,381,852
Expenses:
Management services fees	115,768,773
Distribution and/or service fees
Class A	6,122,832
Class C	6,362,470
Class R	525,965
Transfer agent fees
Class A	2,668,416
Class C	693,286
Institutional Class	12,507,189
Institutional 2 Class	1,016,534
Institutional 3 Class	214,952
Class R	114,620
Class S	727,660
Custodian fees	86,244
Printing and postage fees	686,726
Registration fees	215,023
Accounting services fees	16,211
Legal fees	347,313
Compensation of chief compliance officer	3,664
Compensation of board members	226,822
Deferred compensation of board members	195,835
Other	286,770
Total expenses	148,787,305
Expense reduction	(1,289)
Total net expenses	148,786,016
Net investment income	358,595,836
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,302,185,149
Investments — affiliated issuers	(4,950)
Net realized gain	1,302,180,199
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,225,998,238
Investments — affiliated issuers	15,279
Net change in unrealized appreciation (depreciation)	3,226,013,517
Net realized and unrealized gain	4,528,193,716
Net increase in net assets resulting from operations	$4,886,789,552
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Dividend Income Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment income	$358,595,836	$716,287,248
Net realized gain	1,302,180,199	1,565,041,926
Net change in unrealized appreciation (depreciation)	3,226,013,517	2,011,127,929
Net increase in net assets resulting from operations	4,886,789,552	4,292,457,103
Distributions to shareholders
Net investment income and net realized gains
Class A	(36,394,828)	(255,428,003)
Advisor Class	—	(31,493,940)
Class C	(5,072,739)	(65,550,956)
Institutional Class	(197,972,348)	(1,237,288,595)
Institutional 2 Class	(33,460,528)	(205,225,278)
Institutional 3 Class	(85,837,159)	(514,772,733)
Class R	(1,308,132)	(10,561,352)
Class S	(11,751,478)	(67,127,339)
Total distributions to shareholders	(371,797,212)	(2,387,448,196)
Increase (decrease) in net assets from capital stock activity	(597,216,950)	251,318,294
Total increase in net assets	3,917,775,390	2,156,327,201
Net assets at beginning of period	42,030,993,236	39,874,666,035
Net assets at end of period	$45,948,768,626	$42,030,993,236
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2025
11

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	8,725,033	311,775,269	21,602,233	728,795,326
Distributions reinvested	850,929	29,889,845	6,306,060	212,199,175
Shares redeemed	(11,703,286)	(418,642,347)	(26,874,837)	(907,496,563)
Net increase (decrease)	(2,127,324)	(76,977,233)	1,033,456	33,497,938
Advisor Class
Shares sold	—	—	8,609,118	297,495,849
Distributions reinvested	—	—	911,471	31,241,887
Shares redeemed	—	—	(116,178,429)	(4,233,070,551)
Net decrease	—	—	(106,657,840)	(3,904,332,815)
Class C
Shares sold	1,709,012	58,847,720	4,803,748	156,192,369
Distributions reinvested	138,812	4,682,717	1,828,292	59,261,898
Shares redeemed	(4,435,430)	(152,875,658)	(10,530,554)	(342,539,914)
Net decrease	(2,587,606)	(89,345,221)	(3,898,514)	(127,085,647)
Institutional Class
Shares sold	49,638,385	1,779,868,099	216,112,907	7,526,842,609
Distributions reinvested	5,105,596	179,557,551	33,253,539	1,119,621,971
Shares redeemed	(58,297,566)	(2,091,332,054)	(191,517,838)	(6,508,387,568)
Net increase (decrease)	(3,553,585)	(131,906,404)	57,848,608	2,138,077,012
Institutional 2 Class
Shares sold	8,864,328	324,471,664	19,349,109	665,939,356
Distributions reinvested	919,260	32,986,878	5,886,211	202,144,736
Shares redeemed	(10,826,382)	(397,548,200)	(22,878,927)	(787,834,536)
Net increase (decrease)	(1,042,794)	(40,089,658)	2,356,393	80,249,556
Institutional 3 Class
Shares sold	27,560,705	1,012,180,035	64,035,517	2,230,886,403
Distributions reinvested	1,677,203	60,317,811	10,378,276	357,082,563
Shares redeemed	(31,484,254)	(1,157,902,832)	(55,830,776)	(1,925,293,614)
Net increase (decrease)	(2,246,346)	(85,404,986)	18,583,017	662,675,352
Class R
Shares sold	469,534	16,835,233	1,061,071	35,834,684
Distributions reinvested	37,160	1,306,233	313,174	10,551,643
Shares redeemed	(611,633)	(21,939,675)	(1,522,824)	(51,512,637)
Net decrease	(104,939)	(3,798,209)	(148,579)	(5,126,310)
Class S
Shares sold	915,050	32,753,439	44,496,527	1,554,336,638
Distributions reinvested	334,106	11,749,355	1,992,010	67,116,129
Shares redeemed	(5,916,797)	(214,198,033)	(7,266,113)	(248,089,559)
Net increase (decrease)	(4,667,641)	(169,695,239)	39,222,424	1,373,363,208
Total net increase (decrease)	(16,330,235)	(597,216,950)	8,338,965	251,318,294
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Dividend Income Fund  | 2025
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2025 (Unaudited)	$33.92	0.25	3.66	3.91	(0.26)	—	(0.26)
Year Ended 5/31/2025	$32.37	0.51	2.94	3.45	(0.51)	(1.39)	(1.90)
Year Ended 5/31/2024	$28.21	0.52	5.07	5.59	(0.52)	(0.91)	(1.43)
Year Ended 5/31/2023	$29.77	0.52	(1.02)	(0.50)	(0.50)	(0.56)	(1.06)
Year Ended 5/31/2022	$29.50	0.42	0.71	1.13	(0.41)	(0.45)	(0.86)
Year Ended 5/31/2021	$22.13	0.38	7.37	7.75	(0.38)	—	(0.38)
Class C
Six Months Ended 11/30/2025 (Unaudited)	$32.60	0.11	3.54	3.65	(0.14)	—	(0.14)
Year Ended 5/31/2025	$31.17	0.25	2.83	3.08	(0.26)	(1.39)	(1.65)
Year Ended 5/31/2024	$27.21	0.28	4.88	5.16	(0.29)	(0.91)	(1.20)
Year Ended 5/31/2023	$28.73	0.29	(0.96)	(0.67)	(0.29)	(0.56)	(0.85)
Year Ended 5/31/2022	$28.49	0.19	0.68	0.87	(0.18)	(0.45)	(0.63)
Year Ended 5/31/2021	$21.38	0.18	7.14	7.32	(0.21)	—	(0.21)
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$33.96	0.30	3.67	3.97	(0.31)	—	(0.31)
Year Ended 5/31/2025	$32.41	0.59	2.95	3.54	(0.60)	(1.39)	(1.99)
Year Ended 5/31/2024	$28.25	0.60	5.06	5.66	(0.59)	(0.91)	(1.50)
Year Ended 5/31/2023	$29.81	0.59	(1.01)	(0.42)	(0.58)	(0.56)	(1.14)
Year Ended 5/31/2022	$29.53	0.50	0.71	1.21	(0.48)	(0.45)	(0.93)
Year Ended 5/31/2021	$22.15	0.44	7.38	7.82	(0.44)	—	(0.44)
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$34.65	0.31	3.75	4.06	(0.32)	—	(0.32)
Year Ended 5/31/2025	$33.03	0.62	3.00	3.62	(0.61)	(1.39)	(2.00)
Year Ended 5/31/2024	$28.76	0.62	5.17	5.79	(0.61)	(0.91)	(1.52)
Year Ended 5/31/2023	$30.33	0.62	(1.04)	(0.42)	(0.59)	(0.56)	(1.15)
Year Ended 5/31/2022	$30.03	0.52	0.73	1.25	(0.50)	(0.45)	(0.95)
Year Ended 5/31/2021	$22.52	0.46	7.51	7.97	(0.46)	—	(0.46)
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$34.72	0.32	3.76	4.08	(0.33)	—	(0.33)
Year Ended 5/31/2025	$33.09	0.64	3.01	3.65	(0.63)	(1.39)	(2.02)
Year Ended 5/31/2024	$28.81	0.64	5.17	5.81	(0.62)	(0.91)	(1.53)
Year Ended 5/31/2023	$30.38	0.63	(1.03)	(0.40)	(0.61)	(0.56)	(1.17)
Year Ended 5/31/2022	$30.08	0.54	0.73	1.27	(0.52)	(0.45)	(0.97)
Year Ended 5/31/2021	$22.55	0.48	7.52	8.00	(0.47)	—	(0.47)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Dividend Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2025 (Unaudited)	$37.57	11.60%	0.89%	0.89% (c)	1.41%	9%	$5,110,966
Year Ended 5/31/2025	$33.92	10.77%	0.90%	0.90% (c)	1.51%	16%	$4,686,133
Year Ended 5/31/2024	$32.37	20.23%	0.90%	0.90% (c)	1.70%	14%	$4,438,351
Year Ended 5/31/2023	$28.21	(1.71% )	0.91%	0.91% (c)	1.81%	17%	$3,967,471
Year Ended 5/31/2022	$29.77	3.80%	0.90%	0.90% (c)	1.38%	16%	$4,392,792
Year Ended 5/31/2021	$29.50	35.42%	0.92%	0.92% (c)	1.49%	11%	$4,247,346
Class C
Six Months Ended 11/30/2025 (Unaudited)	$36.11	11.21%	1.64%	1.64% (c)	0.66%	9%	$1,290,078
Year Ended 5/31/2025	$32.60	9.93%	1.65%	1.65% (c)	0.76%	16%	$1,249,265
Year Ended 5/31/2024	$31.17	19.31%	1.65%	1.65% (c)	0.95%	14%	$1,315,823
Year Ended 5/31/2023	$27.21	(2.42% )	1.66%	1.66% (c)	1.06%	17%	$1,231,203
Year Ended 5/31/2022	$28.73	3.01%	1.65%	1.65% (c)	0.63%	16%	$1,350,125
Year Ended 5/31/2021	$28.49	34.43%	1.67%	1.67% (c)	0.75%	11%	$1,286,989
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$37.62	11.75%	0.64%	0.64% (c)	1.66%	9%	$24,090,957
Year Ended 5/31/2025	$33.96	11.03%	0.65%	0.65% (c)	1.76%	16%	$21,868,333
Year Ended 5/31/2024	$32.41	20.51%	0.65%	0.65% (c)	1.95%	14%	$18,992,524
Year Ended 5/31/2023	$28.25	(1.45% )	0.66%	0.66% (c)	2.06%	17%	$16,392,771
Year Ended 5/31/2022	$29.81	4.09%	0.65%	0.65% (c)	1.63%	16%	$17,707,133
Year Ended 5/31/2021	$29.53	35.76%	0.67%	0.67% (c)	1.74%	11%	$16,364,361
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$38.39	11.78%	0.59%	0.59%	1.72%	9%	$3,989,675
Year Ended 5/31/2025	$34.65	11.10%	0.59%	0.59%	1.82%	16%	$3,637,136
Year Ended 5/31/2024	$33.03	20.59%	0.59%	0.59%	2.00%	14%	$3,388,853
Year Ended 5/31/2023	$28.76	(1.40% )	0.60%	0.60%	2.12%	17%	$2,799,839
Year Ended 5/31/2022	$30.33	4.16%	0.59%	0.59%	1.69%	16%	$2,972,324
Year Ended 5/31/2021	$30.03	35.84%	0.61%	0.61%	1.79%	11%	$3,093,985
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$38.47	11.81%	0.54%	0.54%	1.76%	9%	$9,947,828
Year Ended 5/31/2025	$34.72	11.16%	0.54%	0.54%	1.87%	16%	$9,056,549
Year Ended 5/31/2024	$33.09	20.64%	0.55%	0.55%	2.06%	14%	$8,016,124
Year Ended 5/31/2023	$28.81	(1.36% )	0.55%	0.55%	2.17%	17%	$7,272,474
Year Ended 5/31/2022	$30.38	4.20%	0.55%	0.55%	1.74%	16%	$7,668,907
Year Ended 5/31/2021	$30.08	35.95%	0.56%	0.56%	1.85%	11%	$6,667,177
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2025
15

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 11/30/2025 (Unaudited)	$33.94	0.21	3.67	3.88	(0.22)	—	(0.22)
Year Ended 5/31/2025	$32.39	0.42	2.95	3.37	(0.43)	(1.39)	(1.82)
Year Ended 5/31/2024	$28.23	0.44	5.07	5.51	(0.44)	(0.91)	(1.35)
Year Ended 5/31/2023	$29.79	0.45	(1.02)	(0.57)	(0.43)	(0.56)	(0.99)
Year Ended 5/31/2022	$29.51	0.35	0.71	1.06	(0.33)	(0.45)	(0.78)
Year Ended 5/31/2021	$22.14	0.31	7.38	7.69	(0.32)	—	(0.32)
Class S
Six Months Ended 11/30/2025 (Unaudited)	$33.97	0.30	3.67	3.97	(0.31)	—	(0.31)
Year Ended 5/31/2025(d)	$34.91	0.38	0.36	0.74	(0.29)	(1.39)	(1.68)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Dividend Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 11/30/2025 (Unaudited)	$37.60	11.48%	1.14%	1.14% (c)	1.16%	9%	$218,949
Year Ended 5/31/2025	$33.94	10.48%	1.15%	1.15% (c)	1.26%	16%	$201,224
Year Ended 5/31/2024	$32.39	19.92%	1.15%	1.15% (c)	1.45%	14%	$196,824
Year Ended 5/31/2023	$28.23	(1.96% )	1.15%	1.15% (c)	1.56%	17%	$192,439
Year Ended 5/31/2022	$29.79	3.56%	1.15%	1.15% (c)	1.13%	16%	$229,025
Year Ended 5/31/2021	$29.51	35.08%	1.17%	1.17% (c)	1.24%	11%	$217,516
Class S
Six Months Ended 11/30/2025 (Unaudited)	$37.63	11.74%	0.64%	0.64% (c)	1.67%	9%	$1,300,317
Year Ended 5/31/2025 (d)	$33.97	2.19%	0.66%	0.66%	1.73%	16%	$1,332,352
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2025
17

Notes to Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Columbia Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
18
Columbia Dividend Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Dividend Income Fund  | 2025
19

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5025% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.5256% of the Fund’s average daily net assets.
20
Columbia Dividend Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.11
Class S	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $1,289.
Columbia Dividend Income Fund  | 2025
21

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	1,540,796
Class C	—	1.00 (b)	27,228

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	1.07	1.04
Class C	1.82	1.79
Institutional Class	0.82	0.79
Institutional 2 Class	0.76	0.74
Institutional 3 Class	0.72	0.69
Class R	1.32	1.29
Class S	0.82	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
22
Columbia Dividend Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
25,652,718,000	20,419,913,000	(191,917,000)	20,227,996,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,766,193,952 and $4,228,387,044, respectively, for the six months ended November 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Dividend Income Fund  | 2025
23

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
24
Columbia Dividend Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Dividend Income Fund  | 2025
25

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Dividend Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
26
Columbia Dividend Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund.
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Dividend Income Fund  | 2025
27

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.   The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was  below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
28
Columbia Dividend Income Fund  | 2025

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Columbia Dividend Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR139_05_T01_(01/26)

Columbia High Yield Municipal Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia High Yield Municipal Fund | 2025

Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 1.3%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	2.850%	2,000,000	2,000,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	2.850%	2,500,000	2,500,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	2.850%	1,000,000	1,000,000
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	2.850%	300,000	300,000
Total			5,800,000
Total Floating Rate Notes (Cost $5,800,000)			5,800,000

Municipal Bonds 96.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.1%
Baldwin County Industrial Development Authority(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2025 (Mandatory Put 06/01/32)
06/01/2055	5.000%	1,000,000	1,022,190
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	2,000,000	2,066,885
Series 2024A (Mandatory Put 09/01/32)
05/01/2055	5.250%	2,000,000	2,193,077
Total			5,282,152
Alaska 0.2%
Northern Tobacco Securitization Corp.(e)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	8,225,000	939,274
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 2.8%
Arizona Industrial Development Authority(c),(f)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	0.000%	3,000,000	70,500
Series 2021A
07/01/2051	0.000%	500,000	11,750
Arizona Industrial Development Authority(c)
Revenue Bonds
Pinecrest Academy of Northern Nevada Project
Series 2022
07/15/2029	4.500%	2,500,000	2,423,539
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	4,400,000	3,418,896
Revenue Bonds
La Posada at Pusch Ridge Project
Series 2022
11/15/2057	7.000%	1,000,000	1,075,018
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	1,500,000	1,462,459
Series 2018
02/15/2048	5.000%	1,000,000	970,886
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2044	4.250%	600,000	535,968
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Sun Valley Academy Project
Series 2024A
07/01/2063	6.750%	1,000,000	1,028,845
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2054	5.000%	2,000,000	1,799,604
Total			12,797,465
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2025
3

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arkansas 0.4%
Arkansas Development Finance Authority(d)
Revenue Bonds
Green Bonds - United States Steel Corp. Project
Series 2023
05/01/2053	5.700%	2,000,000	2,039,522
California 5.3%
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	2,000,000	2,101,136
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	5,000,000	958,093
California Municipal Finance Authority(c)
Revenue Bonds
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	2,000,000	2,077,948
California Municipal Finance Authority(c),(d),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Public Finance Authority(c)
Revenue Bonds
The James
Series 2024A
06/01/2054	6.500%	1,500,000	1,470,643
06/01/2059	6.375%	1,500,000	1,433,471
California School Finance Authority(c)
Revenue Notes
GAN Series 2025
12/01/2026	4.400%	2,000,000	2,005,166
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	150,000	154,212
05/15/2055	5.500%	295,000	316,342
CMFA Special Finance Agency(c)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	2,000,000	1,582,290
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CSCDA Community Improvement Authority(c)
Revenue Bonds
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	594,777
Hastings Campus Housing Finance Authority(c),(e)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,461,657
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	6,150,296
San Diego County Regional Airport Authority(d)
Revenue Bonds
Private Activity
Series 2025
07/01/2055	5.500%	1,000,000	1,076,332
San Francisco City & County Airport Commission(d)
Revenue Bonds
Second Series 2025A
05/01/2055	5.500%	2,250,000	2,419,343
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	500,000	569,880
Total			24,408,286
Colorado 8.9%
Arista Metropolitan District
Limited General Obligation Refunding Bonds
Subordinated Series 2023B
12/15/2039	8.250%	1,000,000	1,007,183
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	985,688
Senior Limited General Obligation Bonds
Series 2020A
12/01/2040	5.000%	863,000	869,604
Canyons Metropolitan District No. 5(g)
Limited General Obligation Refunding Bonds
Subordinated Series 2024B
12/15/2054	6.500%	1,250,000	1,252,593
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	5,173,576
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority(c)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2061	4.000%	1,940,000	1,346,434
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	2,845,317
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	4,040,237
Eagle Brook Meadows Metropolitan District No. 3(g)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,406,942
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	3,000,000	3,048,691
Lanterns Metropolitan District No. 2(g)
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,199,328
Mineral Business Improvement District(c)
Limited General Obligation Bonds
Series 2024A
12/01/2054	5.750%	1,250,000	1,262,044
Parterre Metropolitan District No. 5
Limited General Obligation Bonds
Series 2025A
12/01/2055	6.125%	1,000,000	1,052,294
Prairie Center Metropolitan District No. 3
Limited General Obligation Bonds
Series 2024B
12/15/2046	5.875%	1,000,000	1,054,385
Limited General Obligation Refunding Bonds
Series 2024A
12/15/2046	5.875%	1,000,000	1,054,385
Redtail Ridge Metropolitan District(e)
Limited General Obligation Bonds
Series 2025
12/01/2032	0.000%	3,500,000	2,181,938
RRC Metropolitan District No. 2(g)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.250%	2,500,000	2,237,657
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sagebrush Farm Metropolitan District No. 1
Limited General Obligation Bonds
Series 2022A
12/01/2052	6.750%	2,000,000	2,075,256
Sky Ranch Community Authority Board
Limited General Obligation Bonds
Series 2022A
12/01/2052	5.750%	1,250,000	1,267,896
Sterling Ranch Community Authority Board
Refunding Revenue Bonds
Series 2022A
12/01/2053	6.750%	2,000,000	2,108,332
Special Assessment Bonds
Special Improvement District No. 1
Series 2024
12/01/2043	5.625%	900,000	924,463
Waterfront at Foster Lake Metropolitan District No. 2(g)
Revenue Bonds
Series 2022
12/01/2028	4.625%	2,000,000	1,826,124
Total			41,220,367
Connecticut 0.4%
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2033	5.375%	2,000,000	2,025,256
District of Columbia 0.8%
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	4,275,000	3,782,330
Florida 6.2%
Capital Projects Finance Authority(c)
Revenue Bonds
Millenia Orlando Project
Series 2025A
01/01/2055	7.250%	1,000,000	1,045,726
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	426,000
Capital Trust Agency, Inc.(c)
Revenue Bonds
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	225,000	211,984
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2025
5

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc.(c),(e)
Subordinated
07/01/2061	0.000%	30,000,000	2,648,163
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	700,000	713,868
Capital Trust Authority(c),(d)
Revenue Bonds
MVM Landfill LLC Project
Series 2024
12/01/2044	6.875%	1,000,000	998,475
City of Tampa(e)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	432,070
County of Miami-Dade(e)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	5,189,248
County of Osceola Transportation(e)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	475,715
Series 2020A-2 (AGM)
10/01/2051	0.000%	2,000,000	498,711
10/01/2053	0.000%	3,000,000	670,049
Florida Development Finance Corp.(c)
Refunding Revenue Bonds
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	1,081,865
Renaissance Character School, Inc. Projects
Series 2025
06/15/2055	6.000%	2,100,000	2,130,979
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	1,919,389
Revenue Bonds
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	1,322,530
The Henry Project
Series 2024A1
06/01/2059	5.250%	1,000,000	956,161
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Local Government Finance Commission(c)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2055	6.750%	1,500,000	1,566,343
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	3,000,000	2,778,023
Seminole County Industrial Development Authority(c)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	648,673
06/15/2056	4.000%	1,410,000	1,069,882
Village Community Development District No. 15(c)
Special Assessment Bonds
Series 2024
05/01/2055	4.800%	1,495,000	1,434,300
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,098
Total			28,503,252
Georgia 1.7%
Atlanta Development Authority (The)(c)
Tax Allocation Bonds
Westside Gulch Area Project
Series 2024A
04/01/2034	5.000%	2,250,000	2,293,270
City of Atlanta Department of Aviation(d)
Revenue Bonds
Sustainable Bonds
Series 2025B-1
07/01/2050	5.250%	1,000,000	1,045,613
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,499,903
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	2,933,433
Total			7,772,219
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho 0.5%
Avimor Community Infrastructure District No. 1(c)
Special Assessment Bonds
Assessment Area Five
Series 2024
09/01/2053	5.875%	1,205,000	1,240,739
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	1,400,000	1,217,689
Total			2,458,428
Illinois 6.1%
Chicago Board of Education
Unlimited General Obligation Bonds
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,958,323
Series 2012A
12/01/2042	5.000%	1,000,000	936,266
Series 2018D
12/01/2046	5.000%	5,000,000	4,489,912
Series 2022A
12/01/2047	4.000%	3,000,000	2,271,694
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,299,130
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	547,000	547,304
Illinois Finance Authority(c)
Refunding Revenue Bonds
DePaul College Prep Foundation
Series 2023
08/01/2053	5.625%	1,000,000	1,023,580
Goodman Theatre Project
Series 2025
10/01/2050	6.125%	1,000,000	1,017,178
Illinois Institute of Technology
Series 2025
09/01/2046	5.875%	1,000,000	994,124
Revenue Bonds
Rosalind Franklin University Woodlands Apartment Project
Series 2025
08/01/2035	5.250%	2,000,000	2,045,238
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	1,200,000	1,051,307
Metropolitan Pier & Exposition Authority(e)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,680,212
06/15/2038	0.000%	3,000,000	1,819,023
State of Illinois
Unlimited General Obligation Bonds
Series 2018A
05/01/2041	5.000%	3,910,000	3,984,029
Series 2020
05/01/2039	5.500%	570,000	608,876
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	358,000	358,341
Total			28,084,537
Iowa 1.2%
Iowa Finance Authority
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	2,000,000	1,576,590
Series 2023
05/15/2053	7.500%	2,000,000	2,220,575
Revenue Bonds
Presbyterian Homes Mill Pond Project
Series 2025
10/01/2065	5.875%	1,500,000	1,521,083
Total			5,318,248
Kansas 0.6%
City of Overland Park(f)
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	1,380,000
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	1,345,000	1,344,909
Total			2,724,909
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2025
7

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.6%
City of Henderson(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	3,000,000	2,856,286
Louisiana 1.2%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	25,268
Louisiana Public Facilities Authority(c)
Refunding Revenue Bonds
Lake Charles Charter Academy
Series 2024
12/15/2043	5.000%	1,500,000	1,432,792
Parish of St. James(c)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,079,930
Total			5,537,990
Maryland 0.5%
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,303,969
Massachusetts 1.2%
Massachusetts Development Finance Agency(c)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,025,318
Merrimack College Student Housing Project
Series 2024
07/01/2054	5.000%	1,200,000	1,143,022
07/01/2060	5.000%	1,000,000	939,214
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,445,000	1,310,124
Total			5,417,678
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 1.1%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	244,828
05/01/2051	5.000%	1,500,000	734,309
City of Deephaven(c)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,500,000	1,377,816
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	1,550,000	1,087,310
St. Cloud Housing & Redevelopment Authority(h)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,230,000	1,731,868
Total			5,176,131
Missouri 1.5%
Kansas City Industrial Development Authority(c)
Revenue Bonds
Historic Northeast Redevelopment Plan
Series 2024
06/01/2054	5.000%	1,250,000	1,183,472
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,400,000	1,396,256
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	1,500,000	1,326,677
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	2,777,411
Total			6,683,816
Nevada 0.8%
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,398,828
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018A
12/15/2048	5.000%	1,500,000	1,383,713
Total			3,782,541
New Hampshire 4.6%
New Hampshire Business Finance Authority(b),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	5,910,000	5,912,310
New Hampshire Business Finance Authority(c),(e)
Revenue Bonds
Chambers Creek Project (The)
Series 2025
12/15/2032	0.000%	1,500,000	939,103
River Ranch Project
Series 2025
12/01/2031	0.000%	2,500,000	1,752,024
The Wildflower Project
Series 2025
12/15/2033	0.000%	3,000,000	1,837,261
New Hampshire Business Finance Authority(c)
Revenue Bonds
Grand Prairie Project
Series 2024
12/15/2032	5.875%	1,500,000	1,486,974
Series 2024
12/15/2035	5.375%	900,000	899,166
Series 2025
12/15/2033	5.875%	1,000,000	989,820
Silverado Project
Series 2024
12/01/2028	5.000%	1,500,000	1,498,433
Tamarron Project
Series 2024
12/01/2035	5.250%	1,400,000	1,394,556
Valencia Project
Series 2024
12/01/2032	5.300%	2,000,000	1,995,969
New Hampshire Business Finance Authority
Revenue Bonds
Highlands Project (The)
Series 2024
12/15/2030	5.125%	2,300,000	2,296,644
Total			21,002,260
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 1.6%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	1,000,000	1,116,340
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	12
New Jersey Economic Development Authority(c),(d)
Revenue Bonds
Repauno Port & Rail Terminal Project
Series 2025
01/01/2035	6.375%	2,000,000	2,074,561
01/01/2045	6.625%	2,000,000	2,076,489
New Jersey Economic Development Authority(d)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	1,999,895
Total			7,267,297
New York 4.6%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,330,253
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	605,000	605,597
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	500,000	486,577
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	1,750,000	1,417,943
Nassau County Tobacco Settlement Corp.(e)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,488,685
New York Energy Finance Development Corp.(b)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	600,000	642,757
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2025
9

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,305,656
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2045	4.375%	2,500,000	2,355,742
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	1,300,000	1,303,935
Series 2025
06/30/2059	6.000%	2,000,000	2,125,075
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,000,000	1,050,396
Oneida Indian Nation of New York(c),(i)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	700,000	754,374
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,500,000	1,522,603
Westchester County Local Development Corp.(c)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	2,000,000	1,764,479
Total			21,154,072
North Carolina 0.4%
North Carolina Medical Care Commission
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,234,829
North Carolina Turnpike Authority(e)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	835,357
Total			2,070,186
North Dakota 0.5%
City of Horace
Unlimited General Obligation Refunding Bonds
Series 2024C
05/01/2050	5.000%	1,500,000	1,503,308
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Dakota Housing Finance Agency
Revenue Bonds
Series 2024C
07/01/2051	4.800%	1,000,000	994,921
Total			2,498,229
Ohio 3.8%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	9,270,000	7,805,916
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	500,000	420,589
12/01/2049	5.125%	1,875,000	1,422,160
Hickory Chase Community Authority(c)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,275,000	1,296,134
Ohio Air Quality Development Authority(d)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	479,050
Ohio Housing Finance Agency
Revenue Bonds
Series 2024
09/01/2054	4.700%	4,905,000	4,887,348
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	1,000,000	1,062,461
Total			17,373,658
Oregon 0.4%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	914,613
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	745,000	723,854
Total			1,638,467
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 1.2%
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,662,625
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,399,247
Pennsylvania Economic Development Financing Authority(b)
Refunding Revenue Bonds
PPL Energy Supply LLC Project
Series 2024 (Mandatory Put 06/01/27)
12/01/2037	5.250%	500,000	503,958
Pennsylvania Economic Development Financing Authority(c),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	550,000
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	1,500,000	1,590,971
Total			5,706,801
Puerto Rico 6.8%
Commonwealth of Puerto Rico(i),(j)
Revenue Notes
Series 2022
11/01/2051	0.000%	2,509,317	1,637,329
Subordinated Series 2022
11/01/2043	0.000%	1,939,932	1,241,557
Commonwealth of Puerto Rico(i)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2037	4.000%	388,540	373,108
07/01/2041	4.000%	528,266	487,844
07/01/2046	4.000%	389	345
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	6,000,000	5,897,992
Series 2022A
07/01/2047	4.000%	500,000	426,706
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Electric Power Authority(f),(i)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,330,000
Series 2010XX
07/01/2040	0.000%	6,320,000	4,202,800
Puerto Rico Sales Tax Financing Corp.(e),(i)
Revenue Bonds
Series 2018A-1
07/01/2051	0.000%	51,413,000	12,747,360
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	3,000,000	2,917,842
Total			31,262,883
South Carolina 2.0%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	1,000,000	1,084,580
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Greer Preparatory Academy Project
Series 2024
06/15/2059	6.500%	1,000,000	1,000,853
Libertas Woodruff Project
Series 2025
08/15/2065	7.250%	1,500,000	1,489,969
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	659,029
05/01/2048	5.125%	1,500,000	1,276,165
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022A
12/01/2047	4.000%	4,000,000	3,676,393
Total			9,186,989
Tennessee 0.3%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	2,250,000	1,437,263
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2025
11

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 8.0%
Angelina & Neches River Authority(c),(d),(f)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	0.000%	2,250,000	49,500
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	1,676,082
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2059	4.875%	1,000,000	894,882
06/15/2064	5.000%	1,200,000	1,077,937
Magellan International School
Series 2022
06/01/2062	6.375%	1,750,000	1,767,143
Beaumont Housing Authority(c)
Revenue Bonds
Cypress Bend and Cypress Bend Village
Series 2025
07/01/2055	6.500%	1,000,000	991,259
City of Houston
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	4,000,000	4,297,817
City of Houston Airport System(d)
Revenue Bonds
United Airlines, Inc. Terminal E Project
Series 2021A
07/01/2041	4.000%	1,000,000	909,429
Clifton Higher Education Finance Corp.(c)
Revenue Bonds
Valor Education
Series 2024A
06/15/2044	5.750%	750,000	710,912
06/15/2054	6.000%	1,000,000	929,836
Katy Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2054	5.250%	3,000,000	3,237,221
Lubbock Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.250%	1,250,000	1,332,124
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mansfield Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.250%	1,000,000	1,071,180
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	2,000,000	2,078,232
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	0.000%	3,500,000	3,429,145
Senior Series 2023A-2
12/31/2030	0.000%	621,177	417,373
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	1,630,000	1,271,400
Series 2016A-1
07/01/2046	0.000%	950,000	857,375
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	849,065
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Legacy Midtown Park Project
Series 2025
07/01/2044	6.750%	1,000,000	1,023,931
07/01/2056	7.125%	500,000	509,532
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	982,824
Series 2015A
07/01/2047	5.000%	1,000,000	939,627
Northwest Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.250%	1,000,000	1,068,827
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	917,532
Spring Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025
08/15/2055	5.250%	1,000,000	1,071,846
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tarrant County Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	2,370,000
Total			36,732,031
Utah 2.3%
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	1,250,000	1,291,671
Point Phase 1 Public Infrastructure District No. 1(c)
Revenue Bonds
Subordinated Series 2025
03/15/2055	8.500%	2,000,000	2,027,155
TV Public Infrastructure District(c)
Limited General Obligation Bonds
Series 2025
03/01/2056	8.000%	1,500,000	1,008,004
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,000,000	1,843,199
Utah Charter School Finance Authority(c)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,000,000	1,661,971
Wakara Ridge Public Infrastructure District(c)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	2,500,000	2,560,335
Total			10,392,335
Virginia 2.6%
City of Chesapeake Expressway Toll Road(h)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	4.875%	6,530,000	6,711,228
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2048	5.000%	735,000	703,343
07/01/2051	5.000%	1,200,000	1,128,885
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
James City County Economic Development Authority
Revenue Bonds
Williamsburg Landing
Series 2024A
12/01/2058	6.875%	1,500,000	1,622,776
Virginia Small Business Financing Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2024
12/01/2054	5.500%	2,000,000	2,049,481
Total			12,215,713
Washington 2.7%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,248,739
King County Public Hospital District No 4
Refunding Revenue Bonds
Snoqualmie Valley Health
Series 2025
12/01/2060	7.000%	1,500,000	1,537,882
King County Public Hospital District No. 4
Prerefunded 12/01/25 Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,250,000
12/01/2045	6.250%	2,500,000	2,500,000
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	955,000	952,361
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	375,000	403,448
07/01/2059	6.250%	320,000	345,345
07/01/2063	6.375%	175,000	189,523
Revenue Bonds
Parkshore Juanita Bay Project
Series 2024
01/01/2053	5.750%	1,000,000	966,661
01/01/2059	5.875%	1,065,000	1,035,571
Total			12,429,530
West Virginia 0.8%
West Virginia Economic Development Authority(b),(d)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	1,000,000	1,015,091
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2025
13

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia Economic Development Authority(b),(c),(d)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	2,500,000	2,670,922
Total			3,686,013
Wisconsin 10.5%
Public Finance Authority(c)
Refunding Revenue Bonds
Astro Texas Land Projects
Series 2025
12/15/2036	5.000%	1,273,552	1,258,749
Legacy Hills Project
Series 2025
11/15/2045	6.000%	1,000,000	973,563
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	2,182,279
Revenue Bonds
Bonnie Cone Classical Academy
Series 2024
06/15/2059	5.625%	2,000,000	1,530,395
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	1,257,322	1,259,638
Candela Project
Series 2023
12/15/2029	6.125%	1,100,000	1,111,558
Explore Academy Rio Rancho Project
Series 2025
07/01/2055	7.000%	1,000,000	1,004,614
Mater Academy of Nevada - Cactus Park Campus Project
Series 2025
12/15/2055	6.000%	1,000,000	1,023,592
Mater Academy of Nevada - East Las Vegas Campus Project
Series 2024
12/15/2054	5.000%	2,000,000	1,823,163
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,433,657	1,436,491
Million Air Three LLC
Series 2025B
09/01/2054	7.000%	750,000	798,871
Nolina & Sorella Projects
RAN Series 2024
12/15/2032	5.500%	1,146,318	1,142,409
Promenade Apartments
Series 2024
02/01/2039	6.250%	1,000,000	1,015,414
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Signorelli Projects
Series 2024
12/15/2032	5.375%	1,900,000	1,895,126
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,511,274
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	3,928,312
Revenue Bonds
Series 2023A
07/01/2062	5.750%	2,368,916	2,484,053
Public Finance Authority(c),(d)
Refunding Revenue Bonds
Million Air Three LLC General Aviation Facilities Project
Series 2024
09/01/2046	6.250%	250,000	258,959
Public Finance Authority(d)
Revenue Bonds
Georgia SR 400 Express Lanes Project
Series 2025
06/30/2060	5.750%	2,000,000	2,078,636
Public Finance Authority(c),(e)
Revenue Bonds
Heritage Bend Project
Series 2025
12/15/2042	0.000%	7,000,000	2,136,754
Lariat Project
Series 2023
09/01/2029	0.000%	700,000	532,770
Texas Infrastructure Program
Series 2025
12/15/2032	0.000%	1,500,000	970,102
Public Finance Authority(c),(j)
Revenue Bonds
Subordinated Series 2023B
07/01/2062	0.000%	2,000,000	1,600,000
Wisconsin Center District(e)
Prerefunded 12/15/30 Revenue Bonds
Junior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	3,490,000	910,229
Revenue Bonds
Junior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	14,510,000	2,661,521
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	3,000,000	2,608,469
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	2,685,142
Revenue Bonds
Chiara Housing and Services, Inc.
Series 2024
07/01/2055	5.875%	2,000,000	2,006,549
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	2,731,411
Total			48,560,043
Total Municipal Bonds (Cost $481,163,802)			443,728,426

Municipal Short Term 0.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.2%
California Infrastructure & Economic Development Bank(b),(d)
Revenue Bonds
Series 2025
01/01/2065	14.140%	1,335,000	1,134,750
Illinois 0.2%
Illinois Finance Authority(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.540%	850,000	876,635
Total Municipal Short Term (Cost $2,118,250)			2,011,385

Warrants 0.0%
Issuer	Shares	Value ($)
United States 0.0%
BL Train Holdings West LLC(k),(l)	11,070	111
Total Warrants (Cost $1)		111

Money Market Funds 0.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.605%(m)	1,116,415	1,116,527
Total Money Market Funds (Cost $1,116,415)		1,116,527
Total Investments in Securities (Cost $490,198,468)		452,656,449
Other Assets & Liabilities, Net		8,669,030
Net Assets		$461,325,479
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of November 30, 2025.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $152,206,064, which represents 32.99% of total net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security in default.
(g)	Cash flow bond. Interest rate represents the stated coupon rate at November 30, 2025. Income on this security, if any, is derived from the cash flow of the issuer.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2025.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2025
15

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2025, the total value of these securities amounted to $32,017,257, which represents 6.94% of total net assets.

(j)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(k)	Non-income producing investment.
(l)	Valuation based on significant unobservable inputs.
(m)	The rate shown is the seven-day current annualized yield at November 30, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
GAN	Grant Anticipation Note
RAN	Revenue Anticipation Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	5,800,000	—	5,800,000
Municipal Bonds	—	443,728,426	—	443,728,426
Municipal Short Term	—	2,011,385	—	2,011,385
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Warrants
United States	—	—	111	111
Total Warrants	—	—	111	111
Money Market Funds	1,116,527	—	—	1,116,527
Total Investments in Securities	1,116,527	451,539,811	111	452,656,449
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2025
17

Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $490,198,468)	$452,656,449
Cash	600,170
Receivable for:
Capital shares sold	1,387,437
Dividends	5,743
Interest	9,020,069
Expense reimbursement due from Investment Manager	1,761
Prepaid expenses	4,033
Deferred compensation of board members	201,769
Other assets	28,457
Total assets	463,905,888
Liabilities
Payable for:
Capital shares redeemed	650,683
Distributions to shareholders	1,642,438
Management services fees	13,632
Distribution and/or service fees	2,261
Transfer agent fees	26,106
Compensation of chief compliance officer	40
Compensation of board members	1,797
Other expenses	2,990
Deferred compensation of board members	240,462
Total liabilities	2,580,409
Net assets applicable to outstanding capital stock	$461,325,479
Represented by
Paid in capital	564,182,625
Total distributable earnings (loss)	(102,857,146)
Total - representing net assets applicable to outstanding capital stock	$461,325,479
Class A
Net assets	$143,880,655
Shares outstanding	15,817,259
Net asset value per share	$9.10
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.38
Class C
Net assets	$15,668,776
Shares outstanding	1,722,431
Net asset value per share	$9.10
Institutional Class
Net assets	$207,033,042
Shares outstanding	22,760,460
Net asset value per share	$9.10
Institutional 2 Class
Net assets	$11,649,071
Shares outstanding	1,281,454
Net asset value per share	$9.09
Institutional 3 Class
Net assets	$69,475,715
Shares outstanding	7,617,571
Net asset value per share	$9.12
Class S
Net assets	$13,618,220
Shares outstanding	1,497,146
Net asset value per share	$9.10
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia High Yield Municipal Fund  | 2025

Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$54,263
Interest	12,173,508
Total income	12,227,771
Expenses:
Management services fees	1,247,492
Distribution and/or service fees
Class A	144,052
Class C	64,520
Transfer agent fees
Class A	53,588
Class C	6,002
Institutional Class	77,081
Institutional 2 Class	3,035
Institutional 3 Class	1,440
Class S	5,159
Custodian fees	6,577
Printing and postage fees	12,627
Registration fees	65,939
Accounting services fees	16,211
Legal fees	40,381
Compensation of chief compliance officer	40
Compensation of board members	7,664
Deferred compensation of board members	8,145
Other	13,494
Total expenses	1,773,447
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(171,249)
Expense reduction	(220)
Total net expenses	1,601,978
Net investment income	10,625,793
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,417,970)
Net realized loss	(6,417,970)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	19,607,941
Net change in unrealized appreciation (depreciation)	19,607,941
Net realized and unrealized gain	13,189,971
Net increase in net assets resulting from operations	$23,815,764
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2025
19

Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment income	$10,625,793	$22,017,202
Net realized loss	(6,417,970)	(20,939,415)
Net change in unrealized appreciation (depreciation)	19,607,941	15,445,217
Net increase in net assets resulting from operations	23,815,764	16,523,004
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,227,026)	(6,704,041)
Advisor Class	—	(377,442)
Class C	(312,515)	(787,426)
Institutional Class	(4,849,790)	(10,379,784)
Institutional 2 Class	(269,061)	(650,977)
Institutional 3 Class	(1,645,138)	(3,856,718)
Class S	(324,310)	(507,342)
Total distributions to shareholders	(10,627,840)	(23,263,730)
Decrease in net assets from capital stock activity	(9,212,251)	(11,829,167)
Total increase (decrease) in net assets	3,975,673	(18,569,893)
Net assets at beginning of period	457,349,806	475,919,699
Net assets at end of period	$461,325,479	$457,349,806
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia High Yield Municipal Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,282,495	20,301,967	4,930,096	45,647,699
Distributions reinvested	341,379	3,043,891	686,746	6,336,672
Shares redeemed	(2,732,438)	(24,229,464)	(5,001,305)	(45,755,387)
Net increase (decrease)	(108,564)	(883,606)	615,537	6,228,984
Advisor Class
Shares sold	—	—	612,462	5,772,584
Distributions reinvested	—	—	34,679	324,138
Shares redeemed	—	—	(2,133,981)	(19,960,666)
Net decrease	—	—	(1,486,840)	(13,863,944)
Class C
Shares sold	322,630	2,852,594	446,158	4,115,934
Distributions reinvested	34,867	310,979	84,377	779,552
Shares redeemed	(441,055)	(3,926,335)	(1,018,279)	(9,272,716)
Net decrease	(83,558)	(762,762)	(487,744)	(4,377,230)
Institutional Class
Shares sold	4,100,112	36,274,927	9,046,442	83,594,388
Distributions reinvested	494,159	4,407,256	1,012,271	9,341,674
Shares redeemed	(4,703,418)	(41,773,729)	(10,948,231)	(100,798,846)
Net decrease	(109,147)	(1,091,546)	(889,518)	(7,862,784)
Institutional 2 Class
Shares sold	217,586	1,924,103	457,217	4,218,684
Distributions reinvested	30,173	269,061	70,607	650,977
Shares redeemed	(387,377)	(3,432,323)	(521,185)	(4,795,935)
Net increase (decrease)	(139,618)	(1,239,159)	6,639	73,726
Institutional 3 Class
Shares sold	863,815	7,729,363	1,213,423	11,263,142
Distributions reinvested	18,324	163,826	33,451	309,046
Shares redeemed	(1,327,424)	(11,832,357)	(2,108,057)	(19,370,579)
Net decrease	(445,285)	(3,939,168)	(861,183)	(7,798,391)
Class S
Shares sold	—	—	2,080,429	19,779,138
Distributions reinvested	36,371	324,310	55,313	507,265
Shares redeemed	(183,280)	(1,620,320)	(491,687)	(4,515,931)
Net increase (decrease)	(146,909)	(1,296,010)	1,644,055	15,770,472
Total net decrease	(1,033,081)	(9,212,251)	(1,459,054)	(11,829,167)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2025
21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 11/30/2025 (Unaudited)	$8.84	0.20	0.26	0.46	(0.20)	(0.20)
Year Ended 5/31/2025	$8.94	0.40	(0.08)	0.32	(0.42)	(0.42)
Year Ended 5/31/2024	$8.79	0.41	0.13	0.54	(0.39)	(0.39)
Year Ended 5/31/2023	$9.72	0.38	(0.90)	(0.52)	(0.41)	(0.41)
Year Ended 5/31/2022	$11.04	0.37	(1.31)	(0.94)	(0.38)	(0.38)
Year Ended 5/31/2021	$9.96	0.36	1.08	1.44	(0.36)	(0.36)
Class C
Six Months Ended 11/30/2025 (Unaudited)	$8.84	0.17	0.26	0.43	(0.17)	(0.17)
Year Ended 5/31/2025	$8.94	0.34	(0.07)	0.27	(0.37)	(0.37)
Year Ended 5/31/2024	$8.79	0.36	0.12	0.48	(0.33)	(0.33)
Year Ended 5/31/2023	$9.72	0.33	(0.90)	(0.57)	(0.36)	(0.36)
Year Ended 5/31/2022	$11.04	0.30	(1.30)	(1.00)	(0.32)	(0.32)
Year Ended 5/31/2021	$9.96	0.30	1.07	1.37	(0.29)	(0.29)
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$8.84	0.21	0.26	0.47	(0.21)	(0.21)
Year Ended 5/31/2025	$8.94	0.42	(0.08)	0.34	(0.44)	(0.44)
Year Ended 5/31/2024	$8.79	0.43	0.12	0.55	(0.40)	(0.40)
Year Ended 5/31/2023	$9.73	0.40	(0.91)	(0.51)	(0.43)	(0.43)
Year Ended 5/31/2022	$11.05	0.39	(1.31)	(0.92)	(0.40)	(0.40)
Year Ended 5/31/2021	$9.96	0.38	1.09	1.47	(0.38)	(0.38)
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$8.83	0.21	0.26	0.47	(0.21)	(0.21)
Year Ended 5/31/2025	$8.94	0.42	(0.09)	0.33	(0.44)	(0.44)
Year Ended 5/31/2024	$8.78	0.43	0.13	0.56	(0.40)	(0.40)
Year Ended 5/31/2023	$9.72	0.40	(0.91)	(0.51)	(0.43)	(0.43)
Year Ended 5/31/2022	$11.04	0.39	(1.30)	(0.91)	(0.41)	(0.41)
Year Ended 5/31/2021	$9.95	0.39	1.08	1.47	(0.38)	(0.38)
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia High Yield Municipal Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2025 (Unaudited)	$9.10	5.26%	0.89%	0.81% (c)	4.48%	13%	$143,881
Year Ended 5/31/2025	$8.84	3.49%	0.88%	0.82% (c)	4.33%	32%	$140,751
Year Ended 5/31/2024	$8.94	6.27%	0.88% (d)	0.82% (c),(d)	4.71%	16%	$136,936
Year Ended 5/31/2023	$8.79	(5.29% )	0.87% (d)	0.83% (c),(d)	4.25%	14%	$153,077
Year Ended 5/31/2022	$9.72	(8.75% )	0.86% (d)	0.85% (c),(d)	3.39%	30%	$170,634
Year Ended 5/31/2021	$11.04	14.64%	0.87% (e)	0.85% (c),(e)	3.41%	22%	$182,125
Class C
Six Months Ended 11/30/2025 (Unaudited)	$9.10	4.94%	1.49%	1.41% (c)	3.88%	13%	$15,669
Year Ended 5/31/2025	$8.84	2.87%	1.48%	1.41% (c)	3.72%	32%	$15,961
Year Ended 5/31/2024	$8.94	5.64%	1.48% (d)	1.42% (c),(d)	4.12%	16%	$20,515
Year Ended 5/31/2023	$8.79	(5.86% )	1.47% (d)	1.43% (c),(d)	3.65%	14%	$23,141
Year Ended 5/31/2022	$9.72	(9.30% )	1.52% (d)	1.45% (c),(d)	2.77%	30%	$31,324
Year Ended 5/31/2021	$11.04	13.94%	1.62% (e)	1.47% (c),(e),(f)	2.80%	22%	$38,720
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$9.10	5.36%	0.69%	0.61% (c)	4.68%	13%	$207,033
Year Ended 5/31/2025	$8.84	3.69%	0.68%	0.62% (c)	4.52%	32%	$202,113
Year Ended 5/31/2024	$8.94	6.49%	0.68% (d)	0.62% (c),(d)	4.93%	16%	$212,493
Year Ended 5/31/2023	$8.79	(5.20% )	0.67% (d)	0.63% (c),(d)	4.41%	14%	$213,810
Year Ended 5/31/2022	$9.73	(8.56% )	0.66% (d)	0.65% (c),(d)	3.58%	30%	$435,400
Year Ended 5/31/2021	$11.05	14.97%	0.67% (e)	0.66% (c),(e)	3.61%	22%	$497,969
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$9.09	5.38%	0.67%	0.59%	4.70%	13%	$11,649
Year Ended 5/31/2025	$8.83	3.60%	0.65%	0.59%	4.55%	32%	$12,551
Year Ended 5/31/2024	$8.94	6.63%	0.66% (d)	0.60% (d)	4.95%	16%	$12,641
Year Ended 5/31/2023	$8.78	(5.19% )	0.65% (d)	0.61% (d)	4.47%	14%	$13,181
Year Ended 5/31/2022	$9.72	(8.54% )	0.63% (d)	0.61% (d)	3.54%	30%	$15,596
Year Ended 5/31/2021	$11.04	15.03%	0.64% (e)	0.62% (e)	3.64%	22%	$27,815
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2025
23

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$8.86	0.21	0.26	0.47	(0.21)	(0.21)
Year Ended 5/31/2025	$8.97	0.42	(0.08)	0.34	(0.45)	(0.45)
Year Ended 5/31/2024	$8.81	0.43	0.14	0.57	(0.41)	(0.41)
Year Ended 5/31/2023	$9.75	0.41	(0.91)	(0.50)	(0.44)	(0.44)
Year Ended 5/31/2022	$11.07	0.40	(1.31)	(0.91)	(0.41)	(0.41)
Year Ended 5/31/2021	$9.98	0.39	1.09	1.48	(0.39)	(0.39)
Class S
Six Months Ended 11/30/2025 (Unaudited)	$8.84	0.21	0.26	0.47	(0.21)	(0.21)
Year Ended 5/31/2025(g)	$9.56	0.27	(0.71)	(0.44)	(0.28)	(0.28)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)
Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(f)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

5/31/2021
Class C	0.03%

(g)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia High Yield Municipal Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$9.12	5.39%	0.62%	0.54%	4.74%	13%	$69,476
Year Ended 5/31/2025	$8.86	3.65%	0.61%	0.55%	4.59%	32%	$71,445
Year Ended 5/31/2024	$8.97	6.67%	0.61% (d)	0.55% (d)	4.94%	16%	$80,024
Year Ended 5/31/2023	$8.81	(5.11% )	0.60% (d)	0.55% (d)	4.61%	14%	$106,856
Year Ended 5/31/2022	$9.75	(8.46% )	0.58% (d)	0.57% (d)	3.69%	30%	$3,572
Year Ended 5/31/2021	$11.07	15.05%	0.59% (e)	0.57% (e)	3.69%	22%	$2,838
Class S
Six Months Ended 11/30/2025 (Unaudited)	$9.10	5.36%	0.69%	0.61% (c)	4.68%	13%	$13,618
Year Ended 5/31/2025 (g)	$8.84	(4.68% )	0.69%	0.62%	4.58%	32%	$14,529
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2025
25

Notes to Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
26
Columbia High Yield Municipal Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia High Yield Municipal Fund  | 2025
27

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.54% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.54% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
28
Columbia High Yield Municipal Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.07
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $220.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Columbia High Yield Municipal Fund  | 2025
29

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	19,043
Class C	—	1.00 (b)	291

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2026 (%)
Class A	0.82
Class C	1.42
Institutional Class	0.62
Institutional 2 Class	0.59
Institutional 3 Class	0.55
Class S	0.62
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
30
Columbia High Yield Municipal Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
490,198,000	10,390,000	(47,932,000)	(37,542,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(11,252,337)	(49,351,015)	(60,603,352)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $60,518,500 and $77,945,171, respectively, for the six months ended November 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
Columbia High Yield Municipal Fund  | 2025
31

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At November 30, 2025, affiliated shareholders of record owned 25.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
32
Columbia High Yield Municipal Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia High Yield Municipal Fund  | 2025
33

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia High Yield Municipal Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
34
Columbia High Yield Municipal Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia High Yield Municipal Fund  | 2025
35

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
36
Columbia High Yield Municipal Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia High Yield Municipal Fund  | 2025
37

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia High Yield Municipal Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR161_05_T01_(01/26)

Columbia Multi Strategy Alternatives Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Multi Strategy Alternatives Fund | 2025

Consolidated Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	4,624	112,615
ASP WHCO Participation LP(a),(d),(e)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	1,000,000	1,000,000
EDGEX Issuer Trust(a)
Series 2025-1NN Class B
01/15/2031	6.850%	399,988	402,666
Series 2025-2NN Class A
01/15/2032	5.498%	387,000	387,323
Series 2025-2NN Class B
01/15/2032	6.475%	597,000	599,778
EDGEX Issuer Trust(a),(c)
Series 2025-1NN Class CERT
01/15/2031	0.000%	450,000	426,255
Elmwood CLO VIII Ltd.(a),(e)
Series 2024-1A Class ER
3-month Term SOFR + 6.250% Floor 6.250% 04/20/2037	10.134%	250,000	245,108
LendingClub Receivables Trust(a),(c),(d),(f)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	0
MPOWER Education Trust(a),(d),(f)
Series 2025-1 Class B
12/22/2042	8.180%	100,000	100,000
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	82,940	83,052
Pagaya AI Debt Grantor Trust(a)
Series 2025-R3 Class A
01/18/2033	4.841%	660,000	660,398
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	280,692	283,123
Pagaya AI Debt Selection Trust(a),(c)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	13,848
Series 2021-1 Class CERT
11/15/2027	0.000%	696,200	0
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	23,309
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	1,885	1,884
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	388,199	403,915
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	165,959	168,103
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	109,900	111,433
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	159,401	161,575
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	167,921	166,616
Research-Driven Pagaya Motor Trust(a),(g)
Series 2025-6A Class A3
08/25/2034	4.732%	420,000	420,109
RR 16 Ltd.(a),(e)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	10.416%	266,667	263,766
Upstart Asset Trust II Series(a),(c),(d),(f)
Series 2025-1GS Class CERT
02/20/2030	0.000%	1,000	261,500
Upstart Securitization Trust(a)
Series 2025-1 Class C
04/20/2035	9.270%	1,000,000	1,045,829
Subordinated Series 2024-1 Class C
11/20/2034	8.680%	800,000	832,785
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	9,332
Total Asset-Backed Securities — Non-Agency (Cost $10,287,108)			8,184,322

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(h),(i)
Series 2019-102 Class IB
03/16/2060	0.835%	1,275,134	59,790
Series 2019-131 Class IO
07/16/2061	0.803%	2,559,400	147,106
Series 2020-19 Class IO
12/16/2061	0.719%	1,559,128	71,054
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-3 Class IO
02/16/2062	0.616%	1,874,539	69,168
Total Commercial Mortgage-Backed Securities - Agency (Cost $981,217)			347,118

Commercial Mortgage-Backed Securities - Non-Agency 0.4%

BHMS Commercial Mortgage Trust(a),(e)
Series 2025-ATLS Class B
1-month Term SOFR + 2.650% Floor 2.650% 08/15/2042	6.515%	200,000	200,126
BXP Trust(a),(h)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	350,000	276,846
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	150,000	116,908
Hilton USA Trust(a),(j)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	1,700,000	34,184
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	327,875	318,023
Wells Fargo Commercial Mortgage Trust(a),(e)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	4.880%	1,000,000	933,733
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $3,551,478)			1,879,820

Residential Mortgage-Backed Securities - Agency 25.4%

Fannie Mae REMICS(e),(i)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	2.014%	1,539,746	208,290
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.014%	1,474,374	198,686
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	1.914%	2,447,588	371,209
Fannie Mae REMICS(h),(i)
CMO Series 2022-90 Class GS
07/25/2050	1.800%	2,722,837	339,542
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(e)
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	8.022%	1,063,114	1,097,606
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	8.022%	631,577	645,265
Federal Home Loan Mortgage Corp.
11/01/2052	4.000%	1,602,634	1,538,272
09/01/2053	5.500%	1,626,141	1,670,316
Federal Home Loan Mortgage Corp.(e),(i)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	2.314%	543,881	74,221
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.894%	1,085,200	168,709
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.864%	1,625,489	257,377
Federal Home Loan Mortgage Corp. REMICS(e),(i)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	1.744%	2,675,050	295,650
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	1.914%	1,845,653	231,089
Federal Home Loan Mortgage Corp. REMICS(i)
CMO Series 5105 Class ID
05/25/2051	3.000%	2,372,734	388,201
Federal National Mortgage Association
09/01/2052	5.000%	1,679,623	1,699,676
02/01/2053	4.500%	973,038	957,092
07/01/2055	5.500%	1,981,978	2,008,682
Federal National Mortgage Association(e),(i)
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.814%	2,554,046	223,986
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(e),(i)
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	1.914%	1,095,219	124,425
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.864%	2,477,170	349,327
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	1.964%	1,616,317	208,646
Freddie Mac REMICS(e),(i)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.864%	1,399,591	177,785
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	2.928%	1,228,886	166,578
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.028%	1,919,383	114,690
Freddie Mac REMICS(e)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.022%	672,630	695,919
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.372%	682,571	698,806
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.672%	1,096,011	1,100,847
Government National Mortgage Association(e),(i)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	2.527%	1,238,555	149,720
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.976%	1,641,662	242,252
CMO Series 2019-120 Class CS
-1.0 x 1-month Term SOFR + 3.286% Cap 3.400% 09/20/2049	0.000%	15,740,767	214,180
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	2.026%	1,877,363	240,574
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	2.026%	2,007,328	261,417
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.126%	1,042,501	137,434
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	1.976%	1,625,417	235,359
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	2.076%	1,818,059	242,551
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.226%	1,824,310	263,620
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.226%	2,621,404	395,848
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	5,897,419	29,857
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.226%	2,946,716	427,138
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.226%	2,908,925	406,385
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	4,875,325	27,736
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.226%	2,760,193	408,612
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	16,780,246	45,359
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	2.226%	2,886,029	440,061
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.226%	2,148,556	291,855
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	2,804,536	49,530
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.226%	2,716,725	385,465
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	1.901%	3,853,144	388,432
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	2,406,883	41,058
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	1.976%	2,491,226	286,566
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	1.631%	1,269,354	87,075
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	1.801%	3,202,471	202,988
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.976%	2,382,885	300,760
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	1.551%	4,869,594	350,699
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.251%	1,612,122	131,679
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	2.051%	1,635,619	156,372
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	1.301%	4,251,849	211,930
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	1.301%	2,713,752	134,375
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.301%	3,194,154	172,917
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.151%	1,516,307	228,110
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	3.201%	1,897,301	274,157
Government National Mortgage Association(i)
CMO Series 2020-138 Class JI
09/20/2050	2.500%	3,783,588	544,912
CMO Series 2020-164 Class CI
11/20/2050	3.000%	1,650,702	281,084
CMO Series 2020-175 Class KI
11/20/2050	2.500%	2,636,975	388,798
CMO Series 2020-191 Class UC
12/20/2050	4.000%	1,749,190	391,782
CMO Series 2021-158 Class VI
09/20/2051	3.000%	2,037,924	324,536
CMO Series 2021-160 Class CI
09/20/2051	2.500%	4,146,217	568,654
CMO Series 2021-24 Class MI
02/20/2051	3.000%	1,602,063	263,321
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,583,290	366,683
Government National Mortgage Association(e)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.823%	570,300	589,196
Government National Mortgage Association TBA(g)
12/20/2053	4.500%	11,000,000	10,757,012
Uniform Mortgage-Backed Security TBA(g)
12/13/2053	4.000%	23,000,000	21,903,721
12/13/2053	4.500%	28,000,000	27,407,791
12/13/2053	5.000%	13,000,000	12,972,387
12/12/2054	3.500%	9,000,000	8,323,612
12/11/2055	6.000%	21,000,000	21,500,832
Total Residential Mortgage-Backed Securities - Agency (Cost $133,812,260)			130,457,284

Residential Mortgage-Backed Securities - Non-Agency 11.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
A&D Mortgage Trust(a),(k)
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	456,466	457,543
A&D Mortgage Trust(a),(h)
Subordinated CMO Series 2024-NQM1 Class B1
02/25/2069	8.468%	400,000	405,443
Ajax Mortgage Loan Trust(a),(k)
CMO Series 2021-C Class A
01/25/2061	6.115%	152,428	153,404
Ajax Mortgage Loan Trust(a),(h)
Subordinated CMO Series 2021-E Class B2
12/25/2060	3.878%	465,000	291,965
Angel Oak Mortgage Trust(a),(h)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	252,525	223,494
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	1,870,000	1,764,071
Barclays Mortgage Trust(a),(k)
CMO Series 2021-NPL1 Class B
11/25/2051	4.625%	259,099	259,343
BRAVO Residential Funding Trust(a),(h)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	300,926
CMO Series 2020-NQM1 Class B2
05/25/2060	6.027%	430,000	433,175
CMO Series 2025-HE1 Class B2
09/25/2072	6.756%	430,000	407,607
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	188,009
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	269,609
CHNGE Mortgage Trust(a),(h)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	350,000	304,533
CMO Series 2023-3 Class M1
07/25/2058	8.219%	800,000	806,251
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.555%	650,000	571,463
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.555%	500,000	420,274
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.110%	473,000	472,234
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.116%	300,000	298,922
Subordinated CMO Series 2023-2 Class B1
06/25/2058	7.985%	200,000	201,768
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.219%	300,000	301,363
CHNGE Mortgage Trust(a),(k)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	250,000	249,148
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	998,443	763,486
Citigroup Mortgage Loan Trust(a),(h)
Subordinated CMO Series 2018-RP3 Class B3
03/25/2061	3.250%	700,000	511,240
COLT Mortgage Loan Trust(a),(h)
CMO Series 2021-3 Class A3
09/27/2066	1.419%	406,916	355,539
CMO Series 2023-1 Class B2
04/25/2068	7.989%	300,000	299,352
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	321,497
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.715%	400,000	373,908
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	146,924
Connecticut Avenue Securities Trust(a),(e)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	9.572%	550,000	570,251
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.072%	900,000	937,292
Deephaven Residential Mortgage Trust(a),(h)
CMO Series 2025-CES1 Class B1
10/25/2055	6.971%	200,000	199,953
CMO Series 2025-CES1 Class B2
10/25/2055	7.914%	150,000	149,956
Fannie Mae Connecticut Avenue Securities(a),(e)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.272%	800,000	831,669
FIGRE Trust(a),(h)
CMO Series 2025-HE1 Class F
01/25/2055	9.083%	150,000	158,467
CMO Series 2025-HE3 Class E
05/25/2055	8.103%	100,000	106,994
CMO Series 2025-HE3 Class F
05/25/2055	9.081%	100,000	107,241
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	150,000	160,245
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	250,000	270,962
Subordinated CMO Series 2024-HE2 Class F
05/25/2054	9.790%	400,000	431,115
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	150,000	157,467
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	150,000	160,092
Subordinated CMO Series 2024-HE5 Class E
10/25/2054	7.010%	250,000	253,837
Subordinated CMO Series 2024-HE5 Class F
10/25/2054	8.630%	200,000	209,178
Freddie Mac STACR REMIC Trust(a),(e)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	8.822%	1,050,000	1,164,756
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	11.572%	550,000	576,796
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(e)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.454%	413,162	388,383
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(i)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	35,430,031	260,166
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(e)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	84,336	83,175
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	150,000	144,895
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.454%	1,000,000	829,893
Freddie Mac Structured Agency Credit Risk Debt Notes(i)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	14,423,366	92,959
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	26,282,842	72,415
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	26,282,842	92,531
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(i)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	112,567,381	263,712
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	112,567,381	412,053
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(e)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	350,000	297,831
GCAT Trust(a),(h)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	555,501
Genworth Mortgage Insurance Corp.(a),(e)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	6.972%	229,054	229,367
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	9.022%	500,000	510,867
GITSIT Mortgage Loan Trust(a),(k)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	175,513	175,909
Homeward Opportunities Fund I Trust(a),(h)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	251,001
HTAP(a)
CMO Series 2024-1 Class A
04/25/2037	7.000%	489,511	493,002
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	626,476	627,146
CMO Series 2025-1 Class A
11/25/2042	6.500%	280,840	281,348
Subordinated CMO Series 2024-2 Class B
04/25/2042	7.500%	300,000	296,632
Imperial Fund Mortgage Trust(a),(h)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.124%	500,000	414,802
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.408%	350,000	291,417
Imperial Fund Mortgage Trust(a),(k)
Subordinated CMO Series 2022-NQM5 Class B2
08/25/2067	6.250%	183,000	182,264
JPMorgan Mortgage Trust(a),(h)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.062%	602,437	603,698
Knock Issuer Trust(a)
CMO Series 2025-1 Class A1
02/25/2030	7.119%	960,000	971,170
Legacy Mortgage Asset Trust(a),(k)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	301,915	302,072
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LHOME Mortgage Trust(a),(k)
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	600,000	602,673
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	400,000	402,740
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	300,000	301,847
LHOME Mortgage Trust(a),(h)
CMO Series 2024-RTL5 Class M1
09/25/2039	6.823%	300,000	301,576
CMO Series 2025-RTL3 Class M1
08/25/2040	6.891%	200,000	201,616
Mello Mortgage Capital Acceptance(a),(k)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	500,000	464,050
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	2,570,000	2,115,158
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.982%	750,000	581,006
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.864%	200,000	150,158
NYMT Loan Trust(a),(k)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	500,000	500,796
NYMT Loan Trust(a),(h)
CMO Series 2024-CP1 Class A2
02/25/2068	3.850%	400,000	327,883
CMO Series 2024-CP1 Class M1
02/25/2068	3.850%	150,000	114,690
CMO Series 2025-INV2 Class A1
10/25/2060	5.000%	414,390	415,059
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	152,933	153,164
NYMT Trust(a),(k)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	889,257	897,578
Oaktown Re VI Ltd.(a),(e)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	8.022%	500,000	504,736
OBX Trust(a),(h)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	395,380	330,959
Preston Ridge Partners Mortgage Trust(a),(k)
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	700,000	664,557
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRET LLC(a),(k)
CMO Series 2024-NPL6 Class A2
10/25/2054	8.716%	700,000	700,734
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	650,000	650,785
CMO Series 2024-NPL9 Class A2
12/25/2054	8.590%	600,000	600,581
PRKCM Trust(a),(h)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	2,000,000	1,449,841
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	420,943	403,491
PRPM LLC(a),(k)
CMO Series 2025-RPL1 Class M2
03/25/2055	4.000%	494,000	439,839
PRPM LLC(a),(k)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	297,163	297,260
CMO Series 2024-8 Class A2
12/25/2029	8.836%	400,000	400,392
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	150,000	144,221
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	750,000	699,585
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	200,000	190,493
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	850,000	782,734
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	165,000	155,377
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	135,000	124,017
CMO Series 2024-RCF6 Class M1
10/25/2054	4.000%	150,000	142,380
CMO Series 2024-RCF6 Class M2
10/25/2054	4.000%	250,000	227,945
CMO Series 2024-RPL4 Class M1
12/25/2054	4.000%	300,000	283,547
CMO Series 2024-RPL4 Class M2
12/25/2054	4.000%	300,000	270,688
CMO Series 2025-2 Class A2
05/25/2030	9.560%	350,000	351,567
PRPM Trust(a),(h)
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.397%	350,000	345,727
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.211%	300,000	298,611
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.408%	150,000	150,005
RCO Trust(a),(k)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	731,270	727,746
RCO X Mortgage LLC(a),(k)
CMO Series 2025-1 Class A2
01/25/2030	8.353%	500,000	500,984
SAIF Securitization Trust(a),(k)
CMO Series 2025-CES1 Class M1
06/25/2065	6.240%	142,780	143,132
Saluda Grade Alternative Mortgage Trust(a),(h)
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.638%	400,000	342,221
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.638%	400,000	329,418
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	4.327%	470,607	715,225
Subordinated CMO Series 2024-CES1 Class B1
03/25/2054	8.243%	690,000	711,058
Splitero Trust(a)
CMO Series 2025-1 Class A2
12/25/2055	7.000%	500,000	488,393
Starwood Mortgage Residential Trust(a),(h)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	238,141
CMO Series 2021-3 Class A1
06/25/2056	1.127%	211,155	187,571
Toorak Mortgage Trust(a),(h)
CMO Series 2025-RRTL1 Class B1
02/25/2040	8.342%	200,000	202,871
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	10.743%	524,000	528,037
Triangle Re Ltd.(a),(e)
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% 10/25/2033	11.569%	650,000	669,558
VCAT LLC(a),(k)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	464,660	470,431
Vericrest Opportunity Loan Transferee(a),(k)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	63,282	63,288
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	500,000	467,589
Verus Securitization Trust(a),(h)
CMO Series 2023-INV1 Class M1
02/25/2068	7.451%	800,000	798,901
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-2 Class B2
02/25/2067	4.267%	300,000	240,526
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.847%	1,750,000	1,743,681
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.451%	450,000	449,128
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	223,171
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	196,176
Visio Trust(a),(h)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	196,364
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	98,499
Vista Point Securitization Trust(a),(h)
CMO Series 2024-CES3 Class B1
01/25/2055	7.833%	300,000	303,018
CMO Series 2024-CES3 Class B2
01/25/2055	9.495%	200,000	205,524
CMO Series 2025-CES1 Class B1
04/25/2055	7.621%	250,000	254,337
CMO Series 2025-CES1 Class B2
04/25/2055	8.956%	150,000	154,433
Vista Point Securitization Trust(a),(k)
CMO Series 2025-CES2 Class M1
08/25/2055	6.366%	500,000	506,317
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $55,213,109)			57,418,775

Treasury Bills 15.8%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 15.8%
U.S. Treasury Bills(l)
12/09/2025	3.890%	37,750,000	37,705,782
03/03/2026	3.660%	44,000,000	43,584,469
Total			81,290,251
Total Treasury Bills (Cost $81,273,886)			81,290,251

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $632,834)	568,631

Put Option Contracts Purchased 0.1%

(Cost $897,300)	496,112

Money Market Funds 55.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(m),(n)	284,930,386	284,844,907
Total Money Market Funds (Cost $284,851,817)		284,844,907
Total Investments in Securities (Cost: $571,501,009)		565,487,220
Other Assets & Liabilities, Net		(52,333,631)
Net Assets		513,153,589
At November 30, 2025, securities and/or cash totaling $67,876,459 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
66,626,205 USD	674,577,000 NOK	Barclays	12/17/2025	41,516	—
203,859,000 NOK	19,865,209 USD	Barclays	01/13/2026	—	(279,897)
5,389,392 AUD	3,553,652 USD	Citi	12/17/2025	22,307	—
15,472,524 AUD	10,061,462 USD	Citi	12/17/2025	—	(76,755)
161,500 BRL	30,295 USD	Citi	12/17/2025	141	—
76,399,433 BRL	13,887,209 USD	Citi	12/17/2025	—	(377,490)
17,098,104 CAD	12,423,877 USD	Citi	12/17/2025	178,355	—
2,575,000 CAD	1,834,546 USD	Citi	12/17/2025	—	(9,648)
16,696,702 CHF	21,066,054 USD	Citi	12/17/2025	232,848	—
1,570,501 CHF	1,952,579 USD	Citi	12/17/2025	—	(7,004)
5,601,351,379 CLP	5,959,173 USD	Citi	12/17/2025	—	(77,387)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
55,001 CNH	7,792 USD	Citi	12/17/2025	3	—
128,148,885 CNH	18,059,444 USD	Citi	12/17/2025	—	(88,921)
3,235,357,927 COP	861,725 USD	Citi	12/17/2025	1,858	—
14,256,705,413 COP	3,664,480 USD	Citi	12/17/2025	—	(124,553)
52,481,500 CZK	2,543,819 USD	Citi	12/17/2025	24,291	—
104,600,750 CZK	4,993,836 USD	Citi	12/17/2025	—	(27,829)
13,981,244 EUR	16,377,449 USD	Citi	12/17/2025	140,331	—
10,568,496 EUR	12,218,610 USD	Citi	12/17/2025	—	(55,112)
10,446,709 GBP	14,071,570 USD	Citi	12/17/2025	243,209	—
1,355,500 GBP	1,769,449 USD	Citi	12/17/2025	—	(24,833)
1,898,801,414 HUF	5,675,815 USD	Citi	12/17/2025	—	(95,783)
5,500,000,000 IDR	331,744 USD	Citi	12/17/2025	1,436	—
12,553,732,433 IDR	751,078 USD	Citi	12/17/2025	—	(2,849)
2,309,000 ILS	710,327 USD	Citi	12/17/2025	1,197	—
25,720,606 ILS	7,727,100 USD	Citi	12/17/2025	—	(172,106)
1,224,265,696 INR	13,829,163 USD	Citi	12/17/2025	148,189	—
1,890,824,153 JPY	12,388,291 USD	Citi	12/17/2025	262,156	—
1,211,134,228 JPY	7,712,943 USD	Citi	12/17/2025	—	(54,240)
9,123,713,505 KRW	6,356,739 USD	Citi	12/17/2025	141,227	—
7,812,959,968 KRW	5,305,896 USD	Citi	12/17/2025	—	(16,668)
442,827,251 MXN	23,452,532 USD	Citi	12/17/2025	—	(705,872)
66,499,999 NOK	6,656,340 USD	Citi	12/17/2025	84,216	—
38,766,056 NOK	3,788,320 USD	Citi	12/17/2025	—	(42,888)
9,669,608 NZD	5,629,436 USD	Citi	12/17/2025	75,551	—
9,131,904 NZD	5,183,011 USD	Citi	12/17/2025	—	(62,036)
990,519 PEN	292,645 USD	Citi	12/17/2025	—	(1,813)
73,750,000 PHP	1,275,565 USD	Citi	12/17/2025	18,186	—
126,562,499 PHP	2,147,100 USD	Citi	12/17/2025	—	(10,690)
12,802,366 PLN	3,533,267 USD	Citi	12/17/2025	25,769	—
35,604,189 PLN	9,713,478 USD	Citi	12/17/2025	—	(41,094)
55,250,000 SEK	5,903,542 USD	Citi	12/17/2025	45,809	—
393,036,127 SEK	41,457,107 USD	Citi	12/17/2025	—	(213,495)
36,346,800 SGD	28,430,527 USD	Citi	12/17/2025	348,606	—
7,134,501 SGD	5,489,067 USD	Citi	12/17/2025	—	(23,123)
77,166,222 THB	2,411,001 USD	Citi	12/17/2025	11,046	—
206,498,660 THB	6,403,601 USD	Citi	12/17/2025	—	(18,736)
236,847,996 TWD	7,570,194 USD	Citi	12/17/2025	27,442	—
41,867,208 TWD	1,332,942 USD	Citi	12/17/2025	—	(377)
9,576,550 USD	14,734,416 AUD	Citi	12/17/2025	78,029	—
2,048,026 USD	3,084,499 AUD	Citi	12/17/2025	—	(26,939)
8,330,930 USD	45,854,712 BRL	Citi	12/17/2025	230,700	—
1,115,447 USD	5,927,000 BRL	Citi	12/17/2025	—	(8,805)
9,170,945 USD	12,871,530 CAD	Citi	12/17/2025	47,539	—
1,817,872 USD	2,515,212 CAD	Citi	12/17/2025	—	(16,498)
13,899,311 USD	11,193,624 CHF	Citi	12/17/2025	67,464	—
1,142,391 USD	900,001 CHF	Citi	12/17/2025	—	(19,420)
7,783,201 USD	7,500,996,321 CLP	Citi	12/17/2025	300,600	—
23,211,046 USD	164,711,602 CNH	Citi	12/17/2025	115,308	—
6,461,740 USD	25,848,784,200 COP	Citi	12/17/2025	408,143	—
360,369 USD	1,350,000,000 COP	Citi	12/17/2025	—	(1,577)
5,186,044 USD	108,822,375 CZK	Citi	12/17/2025	38,293	—
1,951,765 USD	40,453,125 CZK	Citi	12/17/2025	—	(9,694)
6,560,576 USD	5,686,344 EUR	Citi	12/17/2025	43,259	—
27,731,612 USD	23,636,179 EUR	Citi	12/17/2025	—	(281,736)
31,345,831 USD	23,877,925 GBP	Citi	12/17/2025	261,498	—
4,557,850 USD	3,397,002 GBP	Citi	12/17/2025	—	(61,222)
7,587,177 USD	2,563,593,081 HUF	Citi	12/17/2025	205,123	—
373,927 USD	6,250,000,000 IDR	Citi	12/17/2025	1,423	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
883,830 USD	14,607,464,867 IDR	Citi	12/17/2025	—	(6,564)
6,684,617 USD	22,157,292 ILS	Citi	12/17/2025	120,239	—
346,318 USD	1,126,500 ILS	Citi	12/17/2025	—	(352)
11,415,688 USD	1,008,914,881 INR	Citi	12/17/2025	—	(141,226)
34,442,625 USD	5,062,725,912 JPY	Citi	12/17/2025	—	(1,974,615)
854,912 USD	1,258,571,427 KRW	Citi	12/17/2025	2,487	—
19,878,997 USD	27,892,261,526 KRW	Citi	12/17/2025	—	(877,450)
15,946,022 USD	295,325,097 MXN	Citi	12/17/2025	165,415	—
3,469,803 USD	35,518,159 NOK	Citi	12/17/2025	40,419	—
8,185,350 USD	82,454,133 NOK	Citi	12/17/2025	—	(36,497)
3,709,831 USD	6,510,744 NZD	Citi	12/17/2025	29,712	—
5,543,497 USD	9,536,617 NZD	Citi	12/17/2025	—	(65,998)
615,188 USD	2,179,104 PEN	Citi	12/17/2025	32,608	—
952,868 USD	56,093,750 PHP	Citi	12/17/2025	3,486	—
3,175,933 USD	182,500,000 PHP	Citi	12/17/2025	—	(64,453)
5,674,617 USD	20,841,504 PLN	Citi	12/17/2025	35,385	—
1,558,483 USD	5,672,932 PLN	Citi	12/17/2025	—	(4,255)
12,818,056 USD	121,386,753 SEK	Citi	12/17/2025	51,649	—
7,656,623 USD	71,691,374 SEK	Citi	12/17/2025	—	(55,737)
16,958,935 USD	22,092,719 SGD	Citi	12/17/2025	110,133	—
1,920,165 USD	2,446,499 SGD	Citi	12/17/2025	—	(29,974)
4,477,506 USD	145,168,973 THB	Citi	12/17/2025	37,410	—
1,187,878 USD	37,500,000 THB	Citi	12/17/2025	—	(21,587)
17,130,611 USD	518,451,951 TWD	Citi	12/17/2025	—	(619,793)
12,887,633 USD	227,196,347 ZAR	Citi	12/17/2025	374,504	—
265,876 USD	4,544,087 ZAR	Citi	12/17/2025	—	(624)
200,762,360 ZAR	11,479,094 USD	Citi	12/17/2025	—	(240,012)
5,413,000 AUD	3,502,133 USD	Citi	03/18/2026	—	(45,658)
9,595,483 BRL	1,735,863 USD	Citi	03/18/2026	—	(19,157)
2,297,453 CAD	1,637,036 USD	Citi	03/18/2026	—	(15,255)
12,286,509 CHF	15,418,191 USD	Citi	03/18/2026	—	(63,021)
1,552,978 CNH	220,055 USD	Citi	03/18/2026	—	(1,060)
29,463,000 CZK	1,409,135 USD	Citi	03/18/2026	—	(7,334)
1,292,841 EUR	1,499,605 USD	Citi	03/18/2026	—	(8,663)
2,354,926 GBP	3,095,214 USD	Citi	03/18/2026	—	(21,763)
62,499,999 HUF	186,876 USD	Citi	03/18/2026	—	(1,973)
5,646,418 ILS	1,728,112 USD	Citi	03/18/2026	—	(8,308)
184,375,004 INR	2,062,663 USD	Citi	03/18/2026	11,993	—
30,238,095 KRW	20,752 USD	Citi	03/18/2026	44	—
518,571,429 KRW	354,120 USD	Citi	03/18/2026	—	(1,019)
97,825,097 MXN	5,259,342 USD	Citi	03/18/2026	—	(26,795)
16,181,426 NOK	1,578,438 USD	Citi	03/18/2026	—	(19,877)
4,503,809 NZD	2,566,971 USD	Citi	03/18/2026	—	(29,022)
24,218,750 PHP	409,882 USD	Citi	03/18/2026	—	(2,089)
15,108,800 PLN	4,113,247 USD	Citi	03/18/2026	—	(23,641)
16,125,001 SEK	1,698,414 USD	Citi	03/18/2026	—	(19,630)
23,686,719 SGD	18,299,823 USD	Citi	03/18/2026	—	(117,245)
86,168,973 THB	2,673,022 USD	Citi	03/18/2026	—	(24,769)
1 USD	1 AUD	Citi	03/18/2026	—	—
449,110 USD	2,480,543 BRL	Citi	03/18/2026	4,583	—
599,871 USD	842,000 CAD	Citi	03/18/2026	5,682	—
1,765,736 USD	1,651,351,379 CLP	Citi	03/18/2026	14,408	—
7,307,203 USD	51,587,524 CNH	Citi	03/18/2026	37,882	—
2,145,124 USD	8,319,421,712 COP	Citi	03/18/2026	37,351	—
1,191,689 USD	4,535,357,927 COP	Citi	03/18/2026	—	(1,906)
1,179,190 USD	24,656,250 CZK	Citi	03/18/2026	6,190	—
5,984,768 USD	5,158,476 EUR	Citi	03/18/2026	33,269	—
3,356,164 USD	1,122,291,665 HUF	Citi	03/18/2026	34,940	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,664 USD	5,439 ILS	Citi	03/18/2026	9	—
1,269,615 USD	113,640,702 INR	Citi	03/18/2026	—	(5,672)
5,593,740 USD	871,134,228 JPY	Citi	03/18/2026	38,604	—
2,505,912 USD	386,043,305 JPY	Citi	03/18/2026	—	(9,938)
7,357,544 USD	10,779,779,962 KRW	Citi	03/18/2026	24,902	—
1,901,204 USD	2,773,069,991 KRW	Citi	03/18/2026	—	(2,089)
2,558,161 USD	26,258,665 NOK	Citi	03/18/2026	35,529	—
531,285 USD	930,059 NZD	Citi	03/18/2026	4,800	—
291,877 USD	990,519 PEN	Citi	03/18/2026	1,833	—
1,517,308 USD	89,687,499 PHP	Citi	03/18/2026	8,314	—
57,443 USD	211,056 PLN	Citi	03/18/2026	345	—
3,573,208 USD	33,904,127 SEK	Citi	03/18/2026	39,118	—
8,354,160 USD	259,215,205 TWD	Citi	03/18/2026	—	(50,308)
1,821,769 USD	31,829,031 ZAR	Citi	03/18/2026	23,451	—
11,275,520 ZAR	644,374 USD	Citi	03/18/2026	—	(9,300)
3,000,000,000 IDR	179,000 USD	Citi	03/25/2026	—	(724)
376,062 USD	6,303,732,433 IDR	Citi	03/25/2026	1,582	—
68,075,000 EUR	78,517,024 USD	Goldman Sachs International	12/17/2025	—	(541,877)
66,662,168 USD	101,912,000 AUD	Goldman Sachs International	12/17/2025	114,651	—
11,683,097,000 JPY	75,003,672 USD	Goldman Sachs International	01/13/2026	—	(129,822)
1,140,000 GBP	1,500,678 USD	HSBC	12/17/2025	—	(8,346)
82,185,000 NZD	47,022,559 USD	HSBC	12/17/2025	—	(181,629)
597,922 USD	927,000 AUD	HSBC	12/17/2025	9,486	—
14,675,730 USD	12,698,000 EUR	HSBC	12/17/2025	71,092	—
5,389,392 AUD	3,553,660 USD	JPMorgan	12/17/2025	22,314	—
15,472,525 AUD	10,061,482 USD	JPMorgan	12/17/2025	—	(76,735)
161,500 BRL	30,295 USD	JPMorgan	12/17/2025	141	—
76,399,439 BRL	13,887,222 USD	JPMorgan	12/17/2025	—	(377,478)
17,098,105 CAD	12,423,903 USD	JPMorgan	12/17/2025	178,380	—
2,575,000 CAD	1,834,550 USD	JPMorgan	12/17/2025	—	(9,644)
16,696,702 CHF	21,066,096 USD	JPMorgan	12/17/2025	232,890	—
1,570,499 CHF	1,952,581 USD	JPMorgan	12/17/2025	—	(7,000)
5,601,351,379 CLP	5,959,163 USD	JPMorgan	12/17/2025	—	(77,396)
55,001 CNH	7,792 USD	JPMorgan	12/17/2025	3	—
128,148,882 CNH	18,059,479 USD	JPMorgan	12/17/2025	—	(88,885)
3,235,357,927 COP	861,727 USD	JPMorgan	12/17/2025	1,859	—
14,256,705,411 COP	3,664,446 USD	JPMorgan	12/17/2025	—	(124,587)
52,481,500 CZK	2,543,824 USD	JPMorgan	12/17/2025	24,296	—
104,600,750 CZK	4,993,846 USD	JPMorgan	12/17/2025	—	(27,819)
13,981,253 EUR	16,377,492 USD	JPMorgan	12/17/2025	140,364	—
10,568,498 EUR	12,218,637 USD	JPMorgan	12/17/2025	—	(55,088)
10,446,708 GBP	14,071,597 USD	JPMorgan	12/17/2025	243,237	—
1,355,500 GBP	1,769,453 USD	JPMorgan	12/17/2025	—	(24,829)
1,898,801,416 HUF	5,675,827 USD	JPMorgan	12/17/2025	—	(95,772)
5,500,000,000 IDR	331,745 USD	JPMorgan	12/17/2025	1,437	—
13,053,732,433 IDR	781,007 USD	JPMorgan	12/17/2025	—	(2,948)
2,309,000 ILS	710,329 USD	JPMorgan	12/17/2025	1,198	—
25,720,602 ILS	7,727,115 USD	JPMorgan	12/17/2025	—	(172,091)
1,243,015,699 INR	14,039,866 USD	JPMorgan	12/17/2025	149,365	—
1,890,824,157 JPY	12,388,316 USD	JPMorgan	12/17/2025	262,181	—
1,211,134,228 JPY	7,712,958 USD	JPMorgan	12/17/2025	—	(54,225)
9,123,713,515 KRW	6,356,314 USD	JPMorgan	12/17/2025	140,803	—
7,812,959,972 KRW	5,304,625 USD	JPMorgan	12/17/2025	—	(17,938)
442,827,252 MXN	23,452,579 USD	JPMorgan	12/17/2025	—	(705,825)
66,500,002 NOK	6,656,353 USD	JPMorgan	12/17/2025	84,229	—
38,766,051 NOK	3,788,327 USD	JPMorgan	12/17/2025	—	(42,880)
9,669,608 NZD	5,629,447 USD	JPMorgan	12/17/2025	75,563	—
9,131,901 NZD	5,183,019 USD	JPMorgan	12/17/2025	—	(62,025)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
990,519 PEN	292,645 USD	JPMorgan	12/17/2025	—	(1,812)
73,750,000 PHP	1,275,854 USD	JPMorgan	12/17/2025	18,474	—
132,812,499 PHP	2,253,185 USD	JPMorgan	12/17/2025	—	(11,163)
12,802,366 PLN	3,533,274 USD	JPMorgan	12/17/2025	25,776	—
35,604,186 PLN	9,713,497 USD	JPMorgan	12/17/2025	—	(41,075)
55,249,999 SEK	5,903,554 USD	JPMorgan	12/17/2025	45,821	—
45,404,126 SEK	4,767,143 USD	JPMorgan	12/17/2025	—	(46,708)
36,346,803 SGD	28,430,586 USD	JPMorgan	12/17/2025	348,663	—
7,134,499 SGD	5,489,077 USD	JPMorgan	12/17/2025	—	(23,112)
77,166,222 THB	2,411,005 USD	JPMorgan	12/17/2025	11,050	—
206,498,660 THB	6,403,614 USD	JPMorgan	12/17/2025	—	(18,723)
236,847,998 TWD	7,569,883 USD	JPMorgan	12/17/2025	27,131	—
41,867,207 TWD	1,332,989 USD	JPMorgan	12/17/2025	—	(330)
9,576,530 USD	14,734,415 AUD	JPMorgan	12/17/2025	78,048	—
2,048,024 USD	3,084,501 AUD	JPMorgan	12/17/2025	—	(26,935)
8,330,914 USD	45,854,718 BRL	JPMorgan	12/17/2025	230,717	—
1,115,445 USD	5,927,000 BRL	JPMorgan	12/17/2025	—	(8,803)
9,170,927 USD	12,871,530 CAD	JPMorgan	12/17/2025	47,557	—
1,817,869 USD	2,515,213 CAD	JPMorgan	12/17/2025	—	(16,494)
13,899,282 USD	11,193,623 CHF	JPMorgan	12/17/2025	67,492	—
1,142,387 USD	900,000 CHF	JPMorgan	12/17/2025	—	(19,418)
7,783,178 USD	7,500,996,321 CLP	JPMorgan	12/17/2025	300,624	—
23,210,999 USD	164,711,600 CNH	JPMorgan	12/17/2025	115,355	—
6,461,604 USD	25,848,784,200 COP	JPMorgan	12/17/2025	408,279	—
360,368 USD	1,350,000,000 COP	JPMorgan	12/17/2025	—	(1,576)
5,186,033 USD	108,822,375 CZK	JPMorgan	12/17/2025	38,303	—
1,951,761 USD	40,453,125 CZK	JPMorgan	12/17/2025	—	(9,690)
6,560,563 USD	5,686,344 EUR	JPMorgan	12/17/2025	43,272	—
27,731,568 USD	23,636,189 EUR	JPMorgan	12/17/2025	—	(281,680)
5,613,882 USD	4,270,927 GBP	JPMorgan	12/17/2025	39,565	—
4,557,839 USD	3,397,000 GBP	JPMorgan	12/17/2025	—	(61,213)
7,587,162 USD	2,563,593,083 HUF	JPMorgan	12/17/2025	205,138	—
403,857 USD	6,750,000,000 IDR	JPMorgan	12/17/2025	1,521	—
883,832 USD	14,607,464,867 IDR	JPMorgan	12/17/2025	—	(6,566)
6,684,603 USD	22,157,289 ILS	JPMorgan	12/17/2025	120,253	—
346,318 USD	1,126,500 ILS	JPMorgan	12/17/2025	—	(352)
11,626,519 USD	1,027,664,884 INR	JPMorgan	12/17/2025	—	(142,529)
33,657,578 USD	4,942,174,915 JPY	JPMorgan	12/17/2025	—	(1,962,679)
854,906 USD	1,258,571,428 KRW	JPMorgan	12/17/2025	2,493	—
19,879,212 USD	27,892,261,538 KRW	JPMorgan	12/17/2025	—	(877,665)
15,945,990 USD	295,325,098 MXN	JPMorgan	12/17/2025	165,447	—
2,675,366 USD	27,389,157 NOK	JPMorgan	12/17/2025	31,475	—
8,185,334 USD	82,454,134 NOK	JPMorgan	12/17/2025	—	(36,480)
3,709,824 USD	6,510,743 NZD	JPMorgan	12/17/2025	29,719	—
5,543,485 USD	9,536,615 NZD	JPMorgan	12/17/2025	—	(65,987)
615,187 USD	2,179,104 PEN	JPMorgan	12/17/2025	32,609	—
1,058,877 USD	62,343,750 PHP	JPMorgan	12/17/2025	4,035	—
3,175,220 USD	182,500,000 PHP	JPMorgan	12/17/2025	—	(63,739)
5,674,604 USD	20,841,500 PLN	JPMorgan	12/17/2025	35,396	—
1,558,481 USD	5,672,934 PLN	JPMorgan	12/17/2025	—	(4,252)
3,051,008 USD	28,962,752 SEK	JPMorgan	12/17/2025	19,690	—
7,656,607 USD	71,691,373 SEK	JPMorgan	12/17/2025	—	(55,722)
16,958,900 USD	22,092,718 SGD	JPMorgan	12/17/2025	110,167	—
1,920,163 USD	2,446,501 SGD	JPMorgan	12/17/2025	—	(29,971)
4,477,497 USD	145,168,973 THB	JPMorgan	12/17/2025	37,419	—
1,187,876 USD	37,500,000 THB	JPMorgan	12/17/2025	—	(21,584)
17,130,963 USD	518,451,952 TWD	JPMorgan	12/17/2025	—	(620,145)
12,887,608 USD	227,196,358 ZAR	JPMorgan	12/17/2025	374,530	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
265,875 USD	4,544,088 ZAR	JPMorgan	12/17/2025	—	(623)
200,762,372 ZAR	11,479,117 USD	JPMorgan	12/17/2025	—	(239,989)
12,329,267 USD	21,975,000 NZD	JPMorgan	01/13/2026	307,325	—
5,412,999 AUD	3,502,140 USD	JPMorgan	03/18/2026	—	(45,651)
9,595,485 BRL	1,735,867 USD	JPMorgan	03/18/2026	—	(19,154)
2,297,453 CAD	1,637,039 USD	JPMorgan	03/18/2026	—	(15,251)
12,286,509 CHF	15,418,221 USD	JPMorgan	03/18/2026	—	(62,991)
1,552,974 CNH	220,055 USD	JPMorgan	03/18/2026	—	(1,059)
29,463,000 CZK	1,409,138 USD	JPMorgan	03/18/2026	—	(7,332)
1,292,847 EUR	1,499,615 USD	JPMorgan	03/18/2026	—	(8,660)
2,354,926 GBP	3,095,220 USD	JPMorgan	03/18/2026	—	(21,757)
62,499,999 HUF	186,877 USD	JPMorgan	03/18/2026	—	(1,973)
5,646,413 ILS	1,728,114 USD	JPMorgan	03/18/2026	—	(8,305)
184,374,995 INR	2,062,738 USD	JPMorgan	03/18/2026	12,069	—
30,238,095 KRW	20,732 USD	JPMorgan	03/18/2026	24	—
518,571,425 KRW	354,132 USD	JPMorgan	03/18/2026	—	(1,008)
97,825,097 MXN	5,259,352 USD	JPMorgan	03/18/2026	—	(26,784)
16,181,427 NOK	1,578,441 USD	JPMorgan	03/18/2026	—	(19,873)
4,503,809 NZD	2,566,976 USD	JPMorgan	03/18/2026	—	(29,017)
24,218,750 PHP	409,911 USD	JPMorgan	03/18/2026	—	(2,060)
15,108,795 PLN	4,113,254 USD	JPMorgan	03/18/2026	—	(23,633)
16,125,000 SEK	1,698,417 USD	JPMorgan	03/18/2026	—	(19,627)
23,686,718 SGD	18,299,859 USD	JPMorgan	03/18/2026	—	(117,208)
86,168,973 THB	2,673,028 USD	JPMorgan	03/18/2026	—	(24,764)
449,110 USD	2,480,544 BRL	JPMorgan	03/18/2026	4,584	—
599,869 USD	842,000 CAD	JPMorgan	03/18/2026	5,683	—
1,765,711 USD	1,651,351,379 CLP	JPMorgan	03/18/2026	14,433	—
7,307,188 USD	51,587,521 CNH	JPMorgan	03/18/2026	37,897	—
2,145,104 USD	8,319,421,712 COP	JPMorgan	03/18/2026	37,372	—
1,191,687 USD	4,535,357,927 COP	JPMorgan	03/18/2026	—	(1,904)
1,179,187 USD	24,656,250 CZK	JPMorgan	03/18/2026	6,192	—
5,984,763 USD	5,158,482 EUR	JPMorgan	03/18/2026	33,281	—
3,356,158 USD	1,122,291,665 HUF	JPMorgan	03/18/2026	34,947	—
1,663 USD	5,435 ILS	JPMorgan	03/18/2026	9	—
1,269,663 USD	113,640,693 INR	JPMorgan	03/18/2026	—	(5,720)
5,593,729 USD	871,134,228 JPY	JPMorgan	03/18/2026	38,615	—
2,505,907 USD	386,043,305 JPY	JPMorgan	03/18/2026	—	(9,933)
7,357,969 USD	10,779,779,958 KRW	JPMorgan	03/18/2026	24,477	—
1,903,208 USD	2,773,069,991 KRW	JPMorgan	03/18/2026	—	(4,093)
2,558,156 USD	26,258,666 NOK	JPMorgan	03/18/2026	35,534	—
531,284 USD	930,059 NZD	JPMorgan	03/18/2026	4,801	—
291,877 USD	990,519 PEN	JPMorgan	03/18/2026	1,833	—
1,517,526 USD	89,687,499 PHP	JPMorgan	03/18/2026	8,097	—
57,442 USD	211,051 PLN	JPMorgan	03/18/2026	345	—
3,573,201 USD	33,904,126 SEK	JPMorgan	03/18/2026	39,125	—
8,353,528 USD	259,215,204 TWD	JPMorgan	03/18/2026	—	(49,677)
1,821,766 USD	31,829,032 ZAR	JPMorgan	03/18/2026	23,455	—
11,275,520 ZAR	644,375 USD	JPMorgan	03/18/2026	—	(9,299)
3,000,000,000 IDR	179,001 USD	JPMorgan	03/25/2026	—	(723)
376,061 USD	6,303,732,433 IDR	JPMorgan	03/25/2026	1,583	—
7,250,000 AUD	4,792,569 USD	Morgan Stanley	12/17/2025	42,079	—
18,700,000 AUD	12,124,369 USD	Morgan Stanley	12/17/2025	—	(128,619)
470,000 BRL	88,051 USD	Morgan Stanley	12/17/2025	297	—
55,390,000 BRL	10,168,527 USD	Morgan Stanley	12/17/2025	—	(173,457)
21,500,000 CAD	15,607,034 USD	Morgan Stanley	12/17/2025	208,910	—
24,800,000 CHF	31,549,220 USD	Morgan Stanley	12/17/2025	605,175	—
4,400,000 EUR	5,209,503 USD	Morgan Stanley	12/17/2025	99,563	—
14,900,000 GBP	20,212,029 USD	Morgan Stanley	12/17/2025	488,824	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
587,155,000 INR	6,610,989 USD	Morgan Stanley	12/17/2025	49,626	—
955,000,000 JPY	6,496,516 USD	Morgan Stanley	12/17/2025	371,959	—
10,079,110,000 KRW	7,271,767 USD	Morgan Stanley	12/17/2025	405,394	—
36,487,000 NOK	3,611,369 USD	Morgan Stanley	12/17/2025	5,398	—
36,450,000 NZD	21,573,954 USD	Morgan Stanley	12/17/2025	638,349	—
36,615,000 PLN	10,096,058 USD	Morgan Stanley	12/17/2025	64,551	—
1,590,000 PLN	434,301 USD	Morgan Stanley	12/17/2025	—	(1,315)
195,695,000 TRY	4,480,569 USD	Morgan Stanley	12/17/2025	—	(67,084)
6,881,482 USD	10,400,000 AUD	Morgan Stanley	12/17/2025	—	(66,986)
6,738,030 USD	37,390,000 BRL	Morgan Stanley	12/17/2025	243,136	—
10,658,740 USD	14,935,000 CAD	Morgan Stanley	12/17/2025	37,585	—
6,760,598 USD	9,300,000 CAD	Morgan Stanley	12/17/2025	—	(100,014)
3,648,911 USD	2,940,000 CHF	Morgan Stanley	12/17/2025	19,456	—
14,714,272 USD	11,595,000 CHF	Morgan Stanley	12/17/2025	—	(246,683)
17,536,261 USD	14,850,000 EUR	Morgan Stanley	12/17/2025	—	(290,214)
17,221,158 USD	12,800,000 GBP	Morgan Stanley	12/17/2025	—	(277,734)
6,636,538 USD	587,155,000 INR	Morgan Stanley	12/17/2025	—	(75,175)
21,984,873 USD	3,195,000,000 JPY	Morgan Stanley	12/17/2025	—	(1,494,865)
10,342,613 USD	191,620,000 MXN	Morgan Stanley	12/17/2025	111,200	—
25,721,216 USD	255,250,000 NOK	Morgan Stanley	12/17/2025	—	(495,133)
13,427,339 USD	23,680,000 NZD	Morgan Stanley	12/17/2025	173,625	—
5,557,588 USD	52,955,000 SEK	Morgan Stanley	12/17/2025	56,824	—
7,055,697 USD	65,500,000 SEK	Morgan Stanley	12/17/2025	—	(111,235)
10,985,798 USD	488,950,000 TRY	Morgan Stanley	12/17/2025	376,654	—
3,253,579 USD	56,290,000 ZAR	Morgan Stanley	12/17/2025	32,238	—
3,482,992 USD	59,620,000 ZAR	Morgan Stanley	12/17/2025	—	(2,793)
56,290,000 ZAR	3,193,613 USD	Morgan Stanley	12/17/2025	—	(92,204)
21,829,000 GBP	28,564,283 USD	Standard Chartered	12/17/2025	—	(330,873)
12,064,380 USD	21,415,000 NZD	Standard Chartered	12/17/2025	235,646	—
850,000 AUD	557,270 USD	State Street	12/17/2025	316	—
1,450,000 CAD	1,038,344 USD	State Street	12/17/2025	—	(134)
1,500,000 EUR	1,749,042 USD	State Street	12/17/2025	7,017	—
250,000 GBP	331,648 USD	State Street	12/17/2025	722	—
7,000,000 NOK	699,382 USD	State Street	12/17/2025	7,580	—
6,500,000 SEK	694,105 USD	State Street	12/17/2025	4,959	—
69,303,000 CHF	86,124,384 USD	UBS	12/17/2025	—	(348,002)
5,098,000 AUD	3,318,252 USD	Wells Fargo	12/17/2025	—	(22,162)
24,509,000 CAD	17,497,820 USD	Wells Fargo	12/17/2025	—	(55,325)
453,000 CHF	564,789 USD	Wells Fargo	12/17/2025	—	(439)
6,380,000 EUR	7,389,747 USD	Wells Fargo	12/17/2025	—	(19,666)
597,418,000 JPY	3,858,886 USD	Wells Fargo	12/17/2025	27,556	—
864,863 USD	1,325,000 AUD	Wells Fargo	12/17/2025	3,330	—
3,059,804 USD	2,326,000 GBP	Wells Fargo	12/17/2025	19,134	—
975,442 USD	152,838,000 JPY	Wells Fargo	12/17/2025	4,731	—
86,097,825 USD	13,222,904,000 JPY	Wells Fargo	12/17/2025	—	(1,297,385)
703,728 USD	7,127,000 NOK	Wells Fargo	12/17/2025	626	—
72,808,888 USD	58,499,000 CHF	Wells Fargo	01/13/2026	421,940	—
Total				15,446,933	(21,529,250)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	131	12/2025	USD	31,406,431	—	(15,698)
Australian 10-Year Bond	179	12/2025	AUD	20,004,897	—	(256,575)
Australian 10-Year Bond	672	12/2025	AUD	75,102,182	—	(830,153)
Australian 3-Year Bond	68	12/2025	AUD	7,199,631	—	(29,267)
Bist 30 Index	681	12/2025	TRY	83,299,920	36,932	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	7	12/2025	USD	436,660	—	(8,172)
Brent Crude	43	03/2026	USD	2,650,950	—	(107,899)
Brent Crude	86	05/2026	USD	5,301,040	—	(219,057)
Brent Crude	43	07/2026	USD	2,649,230	—	(67,530)
CAC40 Index	145	12/2025	EUR	11,784,150	38,266	—
Canadian Government 10-Year Bond	433	03/2026	CAD	53,233,020	216,652	—
Cocoa	47	03/2026	USD	2,586,880	—	(193,679)
Coffee	11	03/2026	USD	1,572,450	—	(33,486)
Coffee	13	05/2026	USD	1,774,500	20,139	—
Coffee	1	05/2026	USD	136,500	—	(2,478)
Coffee	22	07/2026	USD	2,883,788	46,695	—
Coffee	8	07/2026	USD	1,048,650	—	(16,527)
Copper	4	12/2025	USD	1,122,242	41,274	—
Copper	3	03/2026	USD	839,109	27,025	—
Copper	8	03/2026	USD	1,054,400	38,195	—
Copper	28	05/2026	USD	3,722,250	296,521	—
Copper	56	07/2026	USD	7,500,500	220,150	—
Corn	86	03/2026	USD	1,925,325	—	(962)
Corn	111	03/2026	USD	2,485,013	—	(5,958)
Corn	133	05/2026	USD	3,030,738	25,649	—
Corn	210	07/2026	USD	4,843,125	68,208	—
Corn	53	07/2026	USD	1,222,313	—	(1,524)
Cotton	123	03/2026	USD	3,979,665	—	(87,491)
Cotton	26	05/2026	USD	856,960	—	(31,268)
Cotton	51	07/2026	USD	1,707,480	—	(12,552)
DAX Index	2	12/2025	EUR	1,193,400	—	(2,360)
DAX Index	1	12/2025	EUR	596,700	—	(10,700)
DJIA Index E-mini	3	12/2025	USD	716,145	10,339	—
Euro STOXX 50 Index	9	12/2025	EUR	510,660	16,161	—
Euro-Bobl	34	12/2025	EUR	4,010,300	708	—
Euro-BTP	26	12/2025	EUR	3,155,620	693	—
Euro-Bund	136	12/2025	EUR	17,527,680	20,517	—
Euro-Bund	11	12/2025	EUR	1,417,680	—	(4,134)
Euro-OAT	138	12/2025	EUR	16,953,300	162,566	—
Euro-OAT	12	12/2025	EUR	1,474,200	5,088	—
Euro-OAT	18	12/2025	EUR	2,211,300	—	(1,128)
Euro-Schatz	465	12/2025	EUR	49,743,375	—	(63,116)
Feeder Cattle	51	01/2026	USD	8,261,363	—	(553,248)
FTSE 100 Index	52	12/2025	GBP	5,067,920	109,992	—
FTSE China A50 Index	265	12/2025	USD	3,992,490	33,532	—
FTSE Taiwan Index	45	12/2025	USD	4,095,450	124,739	—
FTSE/JSE Top 40 Index	33	12/2025	ZAR	34,200,210	—	(38,618)
Gas Oil	12	01/2026	USD	803,700	55,082	—
Gas Oil	37	01/2026	USD	2,478,075	—	(78,014)
Gas Oil	39	01/2026	USD	2,612,025	—	(147,118)
Gas Oil	18	03/2026	USD	1,172,700	19,128	—
Gas Oil	7	05/2026	USD	444,850	2,227	—
Gas Oil	11	05/2026	USD	699,050	—	(5,538)
Gas Oil	37	07/2026	USD	2,319,900	—	(37,446)
Gold 100 oz.	3	02/2026	USD	1,276,470	43,907	—
Gold 100 oz.	2	02/2026	USD	850,980	29,845	—
Hard Red Winter Wheat	37	05/2026	USD	997,150	—	(19,260)
Hard Red Winter Wheat	72	07/2026	USD	1,983,600	—	(17,498)
IBEX 35 Index	47	12/2025	EUR	7,699,681	148,807	—
IBEX 35 Index	18	12/2025	EUR	2,948,814	90,552	—
IFSC Nifty 50 Index	77	12/2025	USD	4,063,598	—	(4,908)
KLCI Index	12	12/2025	MYR	974,100	—	(320)
KOSPI 200 Index Mini	18	12/2025	KRW	2,501,550,000	—	(3,731)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Lead	9	01/2026	USD	441,736	—	(13,306)
Lead	8	03/2026	USD	397,270	—	(15,023)
Lead	8	05/2026	USD	400,850	—	(7,278)
Lead	16	07/2026	USD	808,100	—	(25,842)
Lean Hogs	67	12/2025	USD	2,160,080	—	(49,988)
Lean Hogs	14	02/2026	USD	453,600	2,568	—
Lean Hogs	137	02/2026	USD	4,438,800	—	(50,620)
Lean Hogs	22	04/2026	USD	747,120	—	(38,959)
Lean Hogs	39	06/2026	USD	1,509,300	—	(69,622)
Lean Hogs	14	07/2026	USD	547,820	3,917	—
Lean Hogs	5	07/2026	USD	195,650	—	(635)
Live Cattle	42	12/2025	USD	3,621,660	—	(345,369)
Live Cattle	10	02/2026	USD	871,400	—	(27,010)
Live Cattle	19	04/2026	USD	1,668,580	—	(126,005)
Live Cattle	40	06/2026	USD	3,430,400	—	(318,599)
Live Cattle	20	08/2026	USD	1,690,200	—	(9,916)
Long Gilt	44	03/2026	GBP	4,029,520	29,151	—
Long Gilt	19	03/2026	GBP	1,740,020	18,361	—
Mexican Bolsa IPC Index	1	12/2025	MXN	634,480	235	—
MSCI Emerging Markets Index	221	12/2025	USD	15,222,480	348,160	—
NASDAQ 100 Index E-mini	4	12/2025	USD	2,038,560	55,147	—
Natural Gas	30	02/2026	USD	1,146,900	44,825	—
Natural Gas	85	02/2026	USD	3,249,550	—	(52,651)
Natural Gas	117	04/2026	USD	4,351,230	195,948	—
Natural Gas	137	06/2026	USD	5,537,540	36,503	—
Natural Gas	78	06/2026	USD	3,152,760	—	(16,607)
Nickel	11	03/2026	USD	980,863	—	(45,492)
Nickel	11	05/2026	USD	988,783	—	(34,159)
Nickel	21	07/2026	USD	1,900,403	—	(50,424)
Nikkei 225 Index	3	12/2025	JPY	150,750,000	24,408	—
NY Harbor ULSD Heat Oil	13	12/2025	USD	1,257,493	76,015	—
NY Harbor ULSD Heat Oil	25	12/2025	USD	2,418,255	—	(75,540)
NY Harbor ULSD Heat Oil	17	12/2025	USD	1,644,413	—	(105,376)
NY Harbor ULSD Heat Oil	17	12/2025	USD	1,644,413	—	(171,220)
NY Harbor ULSD Heat Oil	2	02/2026	USD	187,505	712	—
NY Harbor ULSD Heat Oil	8	02/2026	USD	750,019	—	(2,852)
NY Harbor ULSD Heat Oil	10	04/2026	USD	906,486	—	(9,271)
NY Harbor ULSD Heat Oil	21	06/2026	USD	1,881,835	—	(43,357)
OMXS30 Index	197	12/2025	SEK	55,041,800	215,752	—
Palladium	3	03/2026	USD	451,890	25,009	—
Primary Aluminum	14	12/2025	USD	998,477	6,107	—
Primary Aluminum	38	03/2026	USD	2,730,386	160,218	—
Primary Aluminum	27	05/2026	USD	1,944,736	112,926	—
Primary Aluminum	54	07/2026	USD	3,895,884	56,993	—
RBOB Gasoline	122	12/2025	USD	9,333,366	127,716	—
RBOB Gasoline	30	12/2025	USD	2,295,090	—	(113,795)
RBOB Gasoline	58	12/2025	USD	4,437,174	—	(163,154)
RBOB Gasoline	11	02/2026	USD	848,463	—	(19,403)
RBOB Gasoline	10	04/2026	USD	854,112	—	(16,829)
RBOB Gasoline	19	06/2026	USD	1,593,127	—	(22,671)
S&P 500 Index E-mini	49	12/2025	USD	16,805,775	423,042	—
S&P 500 Index E-mini	33	12/2025	USD	11,318,175	352,636	—
S&P/TSX 60 Index	91	12/2025	CAD	33,520,760	1,302,284	—
S&P/TSX 60 Index	24	12/2025	CAD	8,840,640	295,086	—
S&P/TSX 60 Index	28	12/2025	CAD	10,314,080	127,098	—
Silver	4	03/2026	USD	1,143,260	121,309	—
Soybean	49	03/2026	USD	2,807,700	233,724	—
Soybean	49	05/2026	USD	2,830,363	155,317	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean	97	07/2026	USD	5,642,975	230,285	—
Soybean Meal	48	03/2026	USD	1,556,160	136,663	—
Soybean Meal	47	05/2026	USD	1,549,120	111,627	—
Soybean Meal	92	07/2026	USD	3,080,160	176,778	—
Soybean Oil	9	01/2026	USD	281,070	1,540	—
Soybean Oil	8	03/2026	USD	252,240	1,857	—
Soybean Oil	48	03/2026	USD	1,513,440	—	(31,752)
Soybean Oil	56	05/2026	USD	1,775,424	31,274	—
Soybean Oil	111	07/2026	USD	3,525,138	84,470	—
SPI 200 Index	9	12/2025	AUD	1,940,400	—	(39,646)
SPI 200 Index	37	12/2025	AUD	7,977,200	—	(210,075)
Sugar #11	48	02/2026	USD	817,690	29,279	—
Sugar #11	5	04/2026	USD	82,488	2,975	—
Sugar #11	75	04/2026	USD	1,237,320	—	(77,800)
Sugar #11	44	06/2026	USD	723,430	45,053	—
Sugar #11	116	06/2026	USD	1,907,226	—	(40,498)
TOPIX Index	9	12/2025	JPY	304,155,000	36,780	—
TOPIX Index	5	12/2025	JPY	168,975,000	19,989	—
U.S. Treasury 2-Year Note	21	03/2026	USD	4,386,047	2,259	—
U.S. Treasury 2-Year Note	228	03/2026	USD	47,619,938	—	(8,208)
U.S. Treasury 5-Year Note	955	03/2026	USD	104,826,172	199,420	—
Wheat	15	03/2026	USD	403,875	—	(10,085)
Wheat	8	05/2026	USD	218,700	1,357	—
Wheat	49	05/2026	USD	1,339,538	—	(29,148)
Wheat	34	07/2026	USD	943,500	9,400	—
Wheat	79	07/2026	USD	2,192,250	—	(52,306)
WTI Crude	8	12/2025	USD	468,400	6,778	—
WTI Crude	37	12/2025	USD	2,166,350	—	(57,049)
WTI Crude	39	02/2026	USD	2,265,510	—	(170,348)
WTI Crude	39	04/2026	USD	2,262,390	—	(124,377)
WTI Crude	78	06/2026	USD	4,532,580	—	(118,938)
Zinc	44	12/2025	USD	3,485,966	69,264	—
Zinc	68	01/2026	USD	5,255,992	55,800	—
Zinc	24	03/2026	USD	1,833,162	80,420	—
Zinc	13	05/2026	USD	988,117	33,172	—
Zinc	27	07/2026	USD	2,045,831	9,637	—
Total					7,876,833	(5,918,616)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(19)	12/2025	JPY	(256,633,000)	17,160	—
3-Month SOFR	(129)	06/2026	USD	(31,105,125)	5,024	—
Australian 10-Year Bond	(973)	12/2025	AUD	(108,741,702)	1,204,625	—
Brent Crude	(95)	01/2026	USD	(5,887,150)	38,790	—
CAC40 Index	(100)	12/2025	EUR	(8,127,000)	—	(136,322)
Canadian Government 10-Year Bond	(398)	03/2026	CAD	(48,930,120)	—	(42,903)
Cocoa	(8)	03/2026	GBP	(325,520)	19,908	—
Cocoa	(4)	03/2026	USD	(220,160)	—	(11,958)
Coffee	(11)	03/2026	USD	(1,572,450)	40,498	—
Coffee	(15)	03/2026	USD	(2,144,250)	—	(26,454)
Copper	(25)	03/2026	USD	(3,295,000)	—	(133,549)
Copper	(144)	03/2026	USD	(18,979,200)	—	(459,764)
Corn	(506)	03/2026	USD	(11,328,075)	20,721	—
Corn	(129)	03/2026	USD	(2,887,988)	—	(6,470)
Cotton	(22)	03/2026	USD	(711,810)	17,774	—
Cotton	(108)	03/2026	USD	(3,494,340)	10,424	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(8)	12/2025	EUR	(4,773,600)	—	(62,095)
Euro STOXX 50 Index	(759)	12/2025	EUR	(43,065,660)	—	(1,633,104)
Euro-Bund	(79)	12/2025	EUR	(10,181,520)	—	(3,959)
FTSE 100 Index	(7)	12/2025	GBP	(682,220)	—	(38,830)
FTSE 100 Index	(25)	12/2025	GBP	(2,436,500)	—	(49,793)
FTSE Taiwan Index	(22)	12/2025	USD	(2,002,220)	—	(73,216)
FTSE/JSE Top 40 Index	(121)	12/2025	ZAR	(125,400,770)	—	(146,378)
FTSE/MIB Index	(29)	12/2025	EUR	(6,293,725)	—	(125,230)
FTSE/MIB Index	(73)	12/2025	EUR	(15,842,825)	—	(273,779)
Hard Red Winter Wheat	(143)	03/2026	USD	(3,771,625)	97,208	—
Hard Red Winter Wheat	(10)	03/2026	USD	(263,750)	6,658	—
IFSC Nifty 50 Index	(54)	12/2025	USD	(2,849,796)	—	(13,635)
Japanese 10-Year Government Bond	(154)	12/2025	JPY	(20,810,020,000)	1,818,233	—
Japanese 10-Year Government Bond	(17)	12/2025	JPY	(2,297,210,000)	72,987	—
Live Cattle	(41)	02/2026	USD	(3,572,740)	98,340	—
Long Gilt	(78)	03/2026	GBP	(7,143,240)	—	(87,613)
Mexican Bolsa IPC Index	(233)	12/2025	MXN	(147,833,840)	—	(137,301)
MSCI EAFE Index	(5)	12/2025	USD	(704,725)	—	(17,661)
MSCI Singapore Index	(151)	12/2025	SGD	(6,691,565)	—	(39,619)
Natural Gas	(3)	12/2025	USD	(145,500)	—	(2,114)
Natural Gas	(57)	12/2025	USD	(2,764,500)	—	(106,579)
Natural Gas	(628)	12/2025	USD	(30,458,000)	—	(4,339,531)
Nickel	(14)	12/2025	USD	(1,232,326)	42,836	—
Nickel	(75)	01/2026	USD	(6,637,293)	235,404	—
Nickel	(6)	03/2026	USD	(535,016)	—	(90)
OMXS30 Index	(48)	12/2025	SEK	(13,411,200)	—	(53,844)
Platinum	(7)	01/2026	USD	(589,750)	—	(56,086)
Primary Aluminum	(32)	12/2025	USD	(2,282,232)	8,766	—
Primary Aluminum	(184)	01/2026	USD	(13,173,296)	—	(394,655)
S&P 500 Index E-mini	(5)	12/2025	USD	(1,714,875)	—	(7,643)
S&P Mid 400 Index E-mini	(1)	12/2025	USD	(331,440)	—	(15,782)
Silver	(4)	03/2026	USD	(1,143,260)	—	(122,525)
Soybean	(6)	01/2026	USD	(341,325)	—	(16,727)
Soybean	(30)	01/2026	USD	(1,706,625)	—	(150,462)
Soybean	(275)	01/2026	USD	(15,644,063)	—	(1,373,826)
Soybean Meal	(202)	01/2026	USD	(6,437,740)	—	(568,332)
Soybean Oil	(135)	01/2026	USD	(4,216,050)	—	(48,422)
Soybean Oil	(304)	01/2026	USD	(9,493,920)	—	(232,766)
SPI 200 Index	(129)	12/2025	AUD	(27,812,400)	42,279	—
Sugar #11	(285)	02/2026	USD	(4,855,032)	425,578	—
Sugar #11	(30)	02/2026	USD	(511,056)	—	(4,870)
Sugar #11	(64)	02/2026	USD	(1,090,253)	—	(64,464)
Thai SET50 Index	(573)	12/2025	THB	(94,545,000)	—	(8,722)
TOPIX Index	(56)	12/2025	JPY	(1,892,520,000)	—	(585,077)
U.S. Long Bond	(240)	03/2026	USD	(28,185,000)	—	(146,733)
U.S. Treasury 10-Year Note	(79)	03/2026	USD	(8,954,156)	—	(6,513)
U.S. Treasury 10-Year Note	(1,331)	03/2026	USD	(150,860,531)	—	(212,955)
U.S. Treasury Ultra Bond	(64)	03/2026	USD	(7,740,000)	—	(3,574)
U.S. Treasury Ultra Bond	(122)	03/2026	USD	(14,754,375)	—	(84,492)
Wheat	(295)	03/2026	USD	(7,942,875)	197,819	—
Wheat	(5)	03/2026	USD	(134,625)	4,810	—
WIG 20 Index	(302)	12/2025	PLN	(18,192,480)	70,047	—
WTI Crude	(50)	12/2025	USD	(2,927,500)	40,181	—
WTI Crude	(163)	12/2025	USD	(9,543,650)	—	(254,830)
Total					4,536,070	(12,381,247)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	6,000,000	6,000,000	3.50	07/09/2026	105,000	88,423
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	6,500,000	6,500,000	3.40	03/16/2026	89,700	42,490
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	4,785,000	4,785,000	3.50	06/11/2026	78,952	65,580
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	2,613,000	2,613,000	3.50	10/29/2026	70,682	51,681
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	10,000,000	10,000,000	3.30	03/30/2026	97,500	84,621
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	10,000,000	10,000,000	3.75	05/14/2026	191,000	235,836
Total							632,834	568,631

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	10,000,000	10,000,000	3.75	12/23/2025	80,000	790
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	15,000,000	15,000,000	3.35	03/18/2026	132,000	100,078
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	10,000,000	10,000,000	3.55	12/29/2025	93,000	6,258
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	26,000,000	26,000,000	3.60	05/06/2026	153,400	111,288
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	27,500,000	27,500,000	3.40	08/05/2026	438,900	277,698
Total							897,300	496,112

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(30,000,000)	(30,000,000)	3.20	12/19/2025	(36,000)	(28,719)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.500%	3-Month AUD BBSW	Receives Quarterly, Pays Quarterly	JPMorgan	12/09/2027	AUD	24,600,000	(119,009)	—	—	—	(119,009)
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	12/15/2027	JPY	15,339,800,000	165,868	—	—	165,868	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	12/15/2027	NOK	38,000,000	21,210	—	—	21,210	—
SOFR	Fixed rate of 3.000%	Receives Annually, Pays Annually	JPMorgan	12/15/2027	USD	3,900,000	14,085	—	—	14,085	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	12/15/2027	CHF	200,000	90	—	—	90	—
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	12/15/2027	SEK	27,000,000	(7,163)	—	—	—	(7,163)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	12/15/2027	CHF	25,200,000	(20,156)	—	—	—	(20,156)
CORRA	Fixed rate of 2.500%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	12/15/2027	CAD	25,200,000	(89,163)	—	—	—	(89,163)
Fixed rate of 2.500%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	12/15/2027	NZD	21,400,000	(95,197)	—	—	—	(95,197)
Fixed rate of 3.500%	3-Month AUD BBSW	Receives Quarterly, Pays Quarterly	JPMorgan	03/09/2028	AUD	46,100,000	(79,904)	—	—	—	(79,904)
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	03/15/2028	JPY	41,115,900,000	448,789	—	—	448,789	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	03/15/2028	NOK	468,800,000	199,255	—	—	199,255	—
Fixed rate of 3.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/15/2028	USD	52,600,000	26,512	—	—	26,512	—
6-Month EURIBOR	Fixed rate of 2.000%	Receives Semi-Annually, Pays Annually	JPMorgan	03/15/2028	EUR	32,900,000	6,191	—	—	6,191	—
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/15/2028	GBP	25,900,000	4,389	—	—	4,389	—
CORRA	Fixed rate of 2.500%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	03/15/2028	CAD	600,000	113	—	—	113	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	03/15/2028	CHF	600,000	52	—	—	52	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	03/15/2028	NOK	59,600,000	(4,556)	—	—	—	(4,556)
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	03/15/2028	SEK	227,000,000	(18,326)	—	—	—	(18,326)
6-Month EURIBOR	Fixed rate of 2.000%	Receives Semi-Annually, Pays Annually	JPMorgan	03/15/2028	EUR	32,000,000	(18,414)	—	—	—	(18,414)
CORRA	Fixed rate of 2.500%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	03/15/2028	CAD	181,400,000	(34,147)	—	—	—	(34,147)
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	03/15/2028	CHF	120,400,000	(55,644)	—	—	—	(55,644)
Fixed rate of 3.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/15/2028	USD	142,700,000	(156,116)	—	—	—	(156,116)
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/15/2028	GBP	143,200,000	(387,753)	—	—	—	(387,753)
Fixed rate of 2.500%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	03/15/2028	NZD	178,800,000	(804,297)	—	—	—	(804,297)
Fixed rate of 3.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	12/11/2030	NZD	600,000	(7,290)	—	—	—	(7,290)
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	12/18/2030	JPY	240,000,000	16,788	—	—	16,788	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	12/18/2030	NOK	6,000,000	3,576	—	—	3,576	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	12/18/2030	CHF	100,000	(408)	—	—	—	(408)
Fixed rate of 3.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	03/12/2031	NZD	700,000	(8,889)	—	—	—	(8,889)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	03/19/2031	JPY	100,000,000	3,681	—	—	3,681	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	03/19/2031	EUR	2,600,000	3,481	—	—	3,481	—
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	03/19/2031	SEK	3,000,000	443	—	—	443	—
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/19/2031	USD	100,000	394	—	—	394	—
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	03/19/2031	SEK	1,000,000	(53)	—	—	—	(53)
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	03/19/2031	EUR	100,000	(70)	—	—	—	(70)
Fixed rate of 2.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	03/19/2031	CAD	500,000	(1,257)	—	—	—	(1,257)
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	03/19/2031	CHF	600,000	(1,917)	—	—	—	(1,917)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	03/19/2031	GBP	1,500,000	(6,214)	—	—	—	(6,214)
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/19/2031	USD	2,400,000	(6,785)	—	—	—	(6,785)
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	12/12/2035	NZD	500,000	992	—	—	992	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	12/13/2035	AUD	800,000	(17,282)	—	—	—	(17,282)
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	12/19/2035	SEK	900,000	1,403	—	—	1,403	—
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	12/19/2035	CHF	900,000	792	—	—	792	—
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	12/19/2035	CHF	100,000	(604)	—	—	—	(604)
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	12/19/2035	NOK	2,000,000	(2,938)	—	—	—	(2,938)
Fixed rate of 1.500%	TONA	Receives Annually, Pays Annually	JPMorgan	12/19/2035	JPY	270,000,000	(23,191)	—	—	—	(23,191)
3-Month NZD Bank Bill	Fixed rate of 4.000%	Receives Quarterly, Pays Semi-Annually	JPMorgan	03/12/2036	NZD	1,200,000	6,747	—	—	6,747	—
6-Month AUD BBSW	Fixed rate of 4.500%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	03/13/2036	AUD	8,700,000	42,349	—	—	42,349	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/19/2036	GBP	40,700,000	207,983	—	—	207,983	—
6-Month EURIBOR	Fixed rate of 1.000%	Receives Semi-Annually, Pays Annually	JPMorgan	03/19/2036	EUR	24,900,000	170,149	—	—	170,149	—
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/19/2036	USD	37,500,000	86,068	—	—	86,068	—
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	03/19/2036	SEK	71,500,000	52,365	—	—	52,365	—
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	03/19/2036	CHF	2,600,000	6,063	—	—	6,063	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.000%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	03/19/2036	CAD	300,000	146	—	—	146	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/19/2036	GBP	3,500,000	(4,288)	—	—	—	(4,288)
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	03/19/2036	NOK	19,900,000	(21,682)	—	—	—	(21,682)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	03/19/2036	CHF	9,800,000	(28,999)	—	—	—	(28,999)
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/19/2036	USD	17,000,000	(31,157)	—	—	—	(31,157)
Fixed rate of 3.000%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	03/19/2036	CAD	41,000,000	(45,657)	—	—	—	(45,657)
Fixed rate of 1.500%	TONA	Receives Annually, Pays Annually	JPMorgan	03/19/2036	JPY	7,081,900,000	(860,993)	—	—	—	(860,993)
Fixed rate of 4.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/15/2056	GBP	1,900,000	48,708	—	—	48,708	—
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	03/15/2056	USD	1,500,000	30,768	—	—	30,768	—
Fixed rate of 3.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	03/15/2056	EUR	900,000	(17,496)	—	—	—	(17,496)
Fixed rate of 3.940%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	Morgan Stanley	05/05/2035	NZD	28,900,000	103,209	—	—	103,209	—
Fixed rate of 4.008%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	Morgan Stanley	07/03/2035	NZD	18,500,000	229,551	—	—	229,551	—
Fixed rate of 3.950%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	Morgan Stanley	09/04/2035	NZD	6,000,000	22,399	—	—	22,399	—
Fixed rate of 2.705%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	09/04/2035	SEK	334,000,000	(391,712)	—	—	—	(391,712)
Fixed rate of 2.696%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	10/03/2035	SEK	210,500,000	(275,885)	—	—	—	(275,885)
Fixed rate of 3.695%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	Morgan Stanley	10/03/2035	NZD	44,500,000	(412,614)	—	—	—	(412,614)
Total							(2,132,617)	—	—	1,924,609	(4,057,226)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	7.307	USD	1,000,000	(173,749)	333	—	(127,266)	—	(46,150)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.109	USD	3,000,000	(425,250)	999	—	(446,465)	22,214	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.109	USD	500,000	(70,875)	167	—	(88,213)	17,505	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.109	USD	500,000	(70,875)	167	—	(83,389)	12,681	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	31.330	USD	1,199,831	(255,692)	400	—	(253,196)	—	(2,096)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	31.330	USD	499,930	(106,538)	167	—	(90,037)	—	(16,334)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	31.330	USD	1,999,719	(426,153)	665	—	(286,844)	—	(138,644)
Total								(1,529,132)	2,898	—	(1,375,410)	52,400	(203,224)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Increase in total return of TAIEX Index December Futures	Decrease in total return of TAIEX Index December Futures	At Termination	Goldman Sachs International	12/17/2025	TWD	160,874,600	140,220	—	—	—	140,220	—
Decrease in total return of WIG 20 Index December Futures	Increase in total return of WIG 20 Index December Futures	At Termination	Goldman Sachs International	12/19/2025	PLN	361,440	(2,116)	—	—	—	—	(2,116)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	12/17/2025	SEK	6,114,249	16,623	(381)	—	—	16,242	—
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/17/2025	ZAR	18,867,722	12,714	1,847	—	—	14,561	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	12/17/2025	SEK	5,322,993	14,472	(332)	—	—	14,140	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	12/17/2025	BRL	8,832,615	12,540	(702)	—	—	11,838	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	12/17/2025	MXN	9,500,966	11,737	(465)	—	—	11,272	—
Total return on MSCI France Net Return EUR Index	ESTR plus 0.480%	Monthly	JPMorgan	12/17/2025	EUR	679,343	10,944	—	—	—	10,944	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	12/17/2025	SEK	3,956,279	10,756	(246)	—	—	10,510	—
Total return on MSCI France Net Return EUR Index	ESTR plus 0.480%	Monthly	JPMorgan	12/17/2025	EUR	396,573	9,772	(277)	—	—	9,495	—
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.340%	Monthly	JPMorgan	12/17/2025	EUR	222,835	8,727	(49)	—	—	8,678	—
Total return on MSCI Canada Net Return CAD Index	CORRA plus 0.100%	Monthly	JPMorgan	12/17/2025	CAD	778,457	8,429	(36)	—	—	8,393	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	12/17/2025	SEK	3,021,158	8,214	(188)	—	—	8,026	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	12/17/2025	SEK	3,021,158	8,214	(188)	—	—	8,026	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	12/17/2025	SEK	2,949,226	8,018	(183)	—	—	7,835	—
Total return on MSCI France Net Return EUR Index	ESTR plus 0.480%	Monthly	JPMorgan	12/17/2025	EUR	312,812	7,708	(219)	—	—	7,489	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	12/17/2025	SEK	2,805,361	7,627	(175)	—	—	7,452	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	12/17/2025	SEK	2,517,632	6,845	(157)	—	—	6,688	—
Total return on MSCI France Net Return EUR Index	ESTR plus 0.480%	Monthly	JPMorgan	12/17/2025	EUR	256,046	6,309	(179)	—	—	6,130	—
SORA plus 0.080%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/17/2025	SGD	3,229,152	5,020	838	—	—	5,858	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	12/17/2025	MXN	3,769,471	5,058	(185)	—	—	4,873	—
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/17/2025	ZAR	6,209,395	4,184	608	—	—	4,792	—
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.340%	Monthly	JPMorgan	12/17/2025	EUR	226,262	4,751	—	—	—	4,751	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	12/17/2025	MXN	6,248,795	4,758	(150)	—	—	4,608	—
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.340%	Monthly	JPMorgan	12/17/2025	EUR	167,744	4,051	(38)	—	—	4,013	—
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/17/2025	ZAR	3,588,935	2,418	334	—	—	2,752	—
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/17/2025	ZAR	3,346,419	1,606	178	—	—	1,784	—
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/17/2025	ZAR	1,790,338	1,206	176	—	—	1,382	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	12/17/2025	MXN	3,249,217	1,418	(39)	—	—	1,379	—
SORA plus 0.080%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/17/2025	SGD	438,642	682	114	—	—	796	—
Total return on MSCI Poland Net Return PLN Index	1-Month PLN WIBOR plus 0.200%	Monthly	JPMorgan	12/17/2025	PLN	234,749	799	(72)	—	—	727	—
SORA plus 0.080%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/17/2025	SGD	354,647	551	92	—	—	643	—
SORA plus 0.080%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/17/2025	SGD	186,656	290	49	—	—	339	—
Total return on MSCI Japan Net Return JPY Index	TONA plus 0.150%	Monthly	JPMorgan	12/17/2025	JPY	115,931	28	—	—	—	28	—
Total return on MSCI Poland Net Return PLN Index	1-Month PLN WIBOR plus 0.200%	Monthly	JPMorgan	12/17/2025	PLN	4,273	15	(2)	—	—	13	—
Total return on MSCI Poland Net Return PLN Index	1-Month PLN WIBOR plus 0.200%	Monthly	JPMorgan	12/17/2025	PLN	4,273	15	(2)	—	—	13	—
Total return on MSCI Poland Net Return PLN Index	1-Month PLN WIBOR plus 0.200%	Monthly	JPMorgan	12/17/2025	PLN	3,704	13	(2)	—	—	11	—
Total return on MSCI Poland Net Return PLN Index	1-Month PLN WIBOR plus 0.200%	Monthly	JPMorgan	12/17/2025	PLN	3,134	11	(1)	—	—	10	—
Total return on MSCI Poland Net Return PLN Index	1-Month PLN WIBOR plus 0.200%	Monthly	JPMorgan	12/17/2025	PLN	855	3	—	—	—	3	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Poland Net Return PLN Index	1-Month PLN WIBOR plus 0.200%	Monthly	JPMorgan	12/17/2025	PLN	570	2	—	—	—	2	—
Total return on MSCI Poland Net Return PLN Index	1-Month PLN WIBOR plus 0.200%	Monthly	JPMorgan	12/17/2025	PLN	285	1	—	—	—	1	—
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/17/2025	ZAR	3,036,542	(3,144)	62	—	—	—	(3,082)
1-Month AUD BBSW plus 0.100%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	12/17/2025	AUD	360,375	(3,316)	213	—	—	—	(3,103)
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/17/2025	ZAR	3,250,968	(4,211)	104	—	—	—	(4,107)
1-Month AUD BBSW plus 0.100%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	12/17/2025	AUD	576,600	(5,306)	341	—	—	—	(4,965)
ESTR minus 0.200%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	12/17/2025	EUR	1,173,120	(5,772)	199	—	—	—	(5,573)
1-Month AUD BBSW plus 0.100%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	12/17/2025	AUD	689,861	(6,348)	407	—	—	—	(5,941)
ESTR minus 0.250%	Total return on MSCI Italy Net Return EUR Index	Monthly	JPMorgan	12/17/2025	EUR	213,263	(6,067)	104	—	—	—	(5,963)
ESTR minus 0.250%	Total return on MSCI Italy Net Return EUR Index	Monthly	JPMorgan	12/17/2025	EUR	287,292	(8,173)	140	—	—	—	(8,033)
SARON	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	12/17/2025	CHF	308,073	(9,167)	(4)	—	—	—	(9,171)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SARON	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	12/17/2025	CHF	546,316	(16,256)	(7)	—	—	—	(16,263)
ESTR minus 0.200%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	12/17/2025	EUR	358,339	(16,943)	61	—	—	—	(16,882)
ESTR minus 0.200%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	12/17/2025	EUR	1,196,979	(46,254)	67	—	—	—	(46,187)
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/24/2025	ZAR	3,351,463	2,258	325	—	—	2,583	—
Increase in total return of KOSPI 200 Index December Futures	Decrease in total return of KOSPI 200 Index December Futures	At Termination	Morgan Stanley International	12/11/2025	KRW	12,507,750,005	1,843,722	—	—	—	1,843,722	—
Increase in total return of KOSPI 200 Index December Futures	Decrease in total return of KOSPI 200 Index December Futures	At Termination	Morgan Stanley International	12/11/2025	KRW	11,117,999,995	(153,875)	—	—	—	—	(153,875)
Decrease in total return of Ibovespa Index December Futures	Increase in total return of Ibovespa Index December Futures	At Termination	Morgan Stanley International	12/17/2025	BRL	27,077,687	(191,293)	—	—	—	—	(191,293)
Decrease in total return of Swiss Market Index December Futures	Increase in total return of Swiss Market Index December Futures	At Termination	Morgan Stanley International	12/19/2025	CHF	7,583,860	(222,051)	—	—	—	—	(222,051)
Total							1,492,437	1,980	—	—	2,193,022	(698,605)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month NZD Bank Bill	Bank Bill Rate	2.450%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	1.933%
6-Month AUD BBSW	Bank Bill Swap Rate	3.973%
6-Month EURIBOR	Euro Interbank Offered Rate	2.110%
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Reference index and values for swap contracts as of period end (continued)
Reference index		Reference rate
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	4.330%
ESTR	Euro Short Term Rate	1.927%
CORRA	Canadian Overnight Repo Rate Average	2.240%
Overnight BRL CDI	Interbank Certificate of Deposit	14.900%
SARON	Swiss Average Rate Overnight	(0.038)%
SOFR	Secured Overnight Financing Rate	4.050%
SONIA	Sterling Overnight Index Average	3.969%
SORA	Singapore Overnight Rate Average	1.270%
TONA	Tokyo Overnight Average Rate	0.477%
1-Month AUD BBSW	Bank Bill Swap Rate	3.550%
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	6.658%
1-Month PLN WIBOR	Warsaw Interbank Offer Rate	4.320%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	1.808%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	7.610%
3-Month AUD BBSW	Bank Bill Swap Rate	3.663%
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $66,667,015, which represents 12.99% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of November 30, 2025 and is not reflective of the cash flow payments.

(d)	Valuation based on significant unobservable inputs.
(e)	Variable rate security. The interest rate shown was the current rate as of November 30, 2025.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $361,500, which represents 0.07% of total net assets.

(g)	Represents a security purchased on a when-issued basis.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2025.

(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	Represents a security in default.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2025.

(l)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(m)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(n)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	243,165,326	237,334,895	(195,664,247)	8,933	284,844,907	(9,162)	5,566,993	284,930,386
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Abbreviation Legend
BBSW	Bank Bill Swap Rate
CDI	CHESS Depository Interest
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	6,822,822	1,361,500	8,184,322
Commercial Mortgage-Backed Securities - Agency	—	347,118	—	347,118
Commercial Mortgage-Backed Securities - Non-Agency	—	1,879,820	—	1,879,820
Residential Mortgage-Backed Securities - Agency	—	130,457,284	—	130,457,284
Residential Mortgage-Backed Securities - Non-Agency	—	57,418,775	—	57,418,775
Treasury Bills	—	81,290,251	—	81,290,251
Call Option Contracts Purchased	—	568,631	—	568,631
Put Option Contracts Purchased	—	496,112	—	496,112
Money Market Funds	284,844,907	—	—	284,844,907
Total Investments in Securities	284,844,907	279,280,813	1,361,500	565,487,220
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	15,446,933	—	15,446,933
Futures Contracts	12,412,903	—	—	12,412,903
Swap Contracts	—	4,170,031	—	4,170,031
Liability
Forward Foreign Currency Exchange Contracts	—	(21,529,250)	—	(21,529,250)
Futures Contracts	(18,299,863)	—	—	(18,299,863)
Call Option Contracts Written	—	(28,719)	—	(28,719)
Swap Contracts	—	(4,959,055)	—	(4,959,055)
Total	278,957,947	272,380,753	1,361,500	552,700,200
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $285,119,058)	$279,577,570
Affiliated issuers (cost $284,851,817)	284,844,907
Option contracts purchased (cost $1,530,134)	1,064,743
Cash	2,174,664
Foreign currency (cost $2,762,839)	2,765,445
Cash collateral held at broker for:
Forward foreign currency exchange contracts	3,920,000
Swap contracts	1,810,000
Other(a)	8,530,000
Margin deposits on:
Futures contracts	31,964,751
Swap contracts	6,955,225
Unrealized appreciation on forward foreign currency exchange contracts	15,446,933
Unrealized appreciation on swap contracts	2,245,422
Receivable for:
Investments sold	1,178,788
Investments sold on a delayed delivery basis	974,492
Capital shares sold	58,975
Dividends	877,121
Interest	500,560
Variation margin for futures contracts	4,718,402
Variation margin for swap contracts	394,531
Expense reimbursement due from Investment Manager	3,307
Prepaid expenses	4,104
Deferred compensation of board members	107,621
Other assets	15,663
Total assets	650,133,224
Liabilities
Option contracts written, at value (premiums received $36,000)	28,719
Unrealized depreciation on forward foreign currency exchange contracts	21,529,250
Unrealized depreciation on swap contracts	901,829
Upfront receipts on swap contracts	1,375,410
Cash collateral due to broker for:
Swap contracts	1,790,000
Payable for:
Investments purchased	333,540
Investments purchased on a delayed delivery basis	103,888,470
Capital shares redeemed	170,404
Variation margin for futures contracts	5,768,546
Variation margin for swap contracts	880,376
Management services fees	27,114
Distribution and/or service fees	169
Transfer agent fees	48,196
Compensation of chief compliance officer	42
Compensation of board members	1,813
Other expenses	86,610
Deferred compensation of board members	149,147
Total liabilities	136,979,635
Net assets applicable to outstanding capital stock	$513,153,589
Represented by
Paid in capital	632,667,466
Total distributable earnings (loss)	(119,513,877)
Total - representing net assets applicable to outstanding capital stock	$513,153,589
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Statement of Assets and Liabilities (continued)
November 30, 2025 (Unaudited)
Class A
Net assets	$3,378,634
Shares outstanding	115,925
Net asset value per share	$29.14
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$30.92
Class C
Net assets	$2,228,757
Shares outstanding	80,343
Net asset value per share	$27.74
Institutional Class
Net assets	$507,546,198
Shares outstanding	17,166,266
Net asset value per share	$29.57

(a)	Includes collateral related to forward foreign currency exchange contracts and swap contracts.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$5,566,993
Interest	5,394,163
Interfund lending	577
Total income	10,961,733
Expenses:
Management services fees	2,419,272
Distribution and/or service fees
Class A	4,343
Class C	15,084
Transfer agent fees
Class A	1,957
Class C	1,715
Institutional Class	280,328
Custodian fees	55,124
Printing and postage fees	24,073
Registration fees	36,897
Accounting services fees	27,032
Legal fees	12,147
Interest on collateral	49,108
Compensation of chief compliance officer	42
Compensation of board members	7,868
Deferred compensation of board members	8,672
Other	14,613
Total expenses	2,958,275
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(319,034)
Total net expenses	2,639,241
Net investment income	8,322,492
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,442,606
Investments — affiliated issuers	(9,162)
Foreign currency translations	627,781
Forward foreign currency exchange contracts	(4,788,286)
Futures contracts	10,228,715
Option contracts purchased	(1,224,062)
Option contracts written	562,096
Swap contracts	3,679,233
Net realized gain	12,518,921
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,494,535
Investments — affiliated issuers	8,933
Foreign currency translations	(303,563)
Forward foreign currency exchange contracts	(1,997,008)
Futures contracts	(3,825,379)
Option contracts purchased	189,966
Option contracts written	(203,663)
Swap contracts	(3,861,612)
Net change in unrealized appreciation (depreciation)	(5,497,791)
Net realized and unrealized gain	7,021,130
Net increase in net assets resulting from operations	$15,343,622
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment income	$8,322,492	$19,797,313
Net realized gain (loss)	12,518,921	(6,009,051)
Net change in unrealized appreciation (depreciation)	(5,497,791)	9,169,978
Net increase in net assets resulting from operations	15,343,622	22,958,240
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(244,352)
Class C	—	(365,164)
Institutional Class	—	(39,566,615)
Total distributions to shareholders	—	(40,176,131)
Increase (decrease) in net assets from capital stock activity	6,631,529	(31,065,258)
Total increase (decrease) in net assets	21,975,151	(48,283,149)
Net assets at beginning of period	491,178,438	539,461,587
Net assets at end of period	$513,153,589	$491,178,438
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	26,189	769,361	4,328	123,629
Distributions reinvested	—	—	8,872	243,790
Shares redeemed	(21,780)	(640,666)	(100,396)	(2,952,359)
Net increase (decrease)	4,409	128,695	(87,196)	(2,584,940)
Advisor Class
Shares sold	—	—	3,367	100,509
Shares redeemed	—	—	(43,597)	(1,308,610)
Net decrease	—	—	(40,230)	(1,208,101)
Class C
Shares sold	7,548	212,608	7,024	195,244
Distributions reinvested	—	—	13,844	364,657
Shares redeemed	(104,962)	(2,868,199)	(24,030)	(643,830)
Net decrease	(97,414)	(2,655,591)	(3,162)	(83,929)
Institutional Class
Shares sold	1,715,993	50,782,232	2,605,586	76,136,252
Distributions reinvested	—	—	1,422,541	39,560,879
Shares redeemed	(1,409,228)	(41,623,807)	(4,928,688)	(142,885,419)
Net increase (decrease)	306,765	9,158,425	(900,561)	(27,188,288)
Total net increase (decrease)	213,760	6,631,529	(1,031,149)	(31,065,258)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 11/30/2025 (Unaudited)	$28.29	0.44	0.41	0.85	—	—
Year Ended 5/31/2025	$29.34	1.04	0.16	1.20	(2.25)	(2.25)
Year Ended 5/31/2024	$27.46	1.25	1.45	2.70	(0.82)	(0.82)
Year Ended 5/31/2023	$28.00	0.98	(1.36)	(0.38)	(0.16)	(0.16)
Year Ended 5/31/2022	$29.65	0.47	(1.52)	(1.05)	(0.60)	(0.60)
Year Ended 5/31/2021(e)	$27.84	0.19	1.62	1.81	—	—
Class C
Six Months Ended 11/30/2025 (Unaudited)	$27.03	0.32	0.39	0.71	—	—
Year Ended 5/31/2025	$28.11	0.77	0.17	0.94	(2.02)	(2.02)
Year Ended 5/31/2024	$26.42	0.99	1.40	2.39	(0.70)	(0.70)
Year Ended 5/31/2023	$26.99	0.50	(1.07)	(0.57)	—	—
Year Ended 5/31/2022	$28.59	6.57	(7.80)	(1.23)	(0.37)	(0.37)
Year Ended 5/31/2021(e)	$27.05	(0.04)	1.58	1.54	—	—
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$28.66	0.49	0.42	0.91	—	—
Year Ended 5/31/2025	$29.69	1.11	0.18	1.29	(2.32)	(2.32)
Year Ended 5/31/2024	$27.75	1.34	1.46	2.80	(0.86)	(0.86)
Year Ended 5/31/2023	$28.30	0.93	(1.25)	(0.32)	(0.23)	(0.23)
Year Ended 5/31/2022	$29.97	0.34	(1.34)	(1.00)	(0.67)	(0.67)
Year Ended 5/31/2021(e)	$28.07	0.28	1.62	1.90	—	—

Notes to Consolidated Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2025	5/31/2025	5/31/2024	5/31/2023	5/31/2022	5/31/2021
Class A	0.02%	0.08%	0.07%	0.05%	0.04%	0.01%
Class C	0.02%	0.07%	0.07%	0.04%	0.04%	0.01%
Institutional Class	0.02%	0.07%	0.07%	0.04%	0.04%	0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2025 (Unaudited)	$29.14	3.00%	1.42% (c)	1.29% (c)	3.06%	371%	$3,379
Year Ended 5/31/2025	$28.29	4.30%	1.48% (c)	1.34% (c)	3.59%	715%	$3,155
Year Ended 5/31/2024	$29.34	10.01%	1.49% (c)	1.33% (c),(d)	4.39%	718%	$5,829
Year Ended 5/31/2023	$27.46	(1.38% )	1.46% (c)	1.32% (c),(d)	3.54%	660%	$4,980
Year Ended 5/31/2022	$28.00	(3.54% )	1.42% (c)	1.30% (c),(d)	1.62%	352%	$2,138
Year Ended 5/31/2021 (e)	$29.65	6.50%	1.40% (c),(f)	1.27% (c),(f)	0.66%	555%	$1,739
Class C
Six Months Ended 11/30/2025 (Unaudited)	$27.74	2.63%	2.17% (c)	2.04% (c)	2.31%	371%	$2,229
Year Ended 5/31/2025	$27.03	3.55%	2.22% (c)	2.08% (c)	2.82%	715%	$4,804
Year Ended 5/31/2024	$28.11	9.18%	2.23% (c)	2.08% (c),(d)	3.65%	718%	$5,085
Year Ended 5/31/2023	$26.42	(2.11% )	2.19% (c)	2.06% (c),(d)	1.84%	660%	$6,191
Year Ended 5/31/2022	$26.99	(4.29% )	2.17% (c)	2.06% (c),(d)	24.79%	352%	$12,869
Year Ended 5/31/2021 (e)	$28.59	5.73%	2.15% (c),(f)	2.02% (c),(f)	(0.14% )	555%	$114
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$29.57	3.18%	1.17% (c)	1.04% (c)	3.31%	371%	$507,546
Year Ended 5/31/2025	$28.66	4.58%	1.22% (c)	1.08% (c)	3.82%	715%	$483,220
Year Ended 5/31/2024	$29.69	10.29%	1.23% (c)	1.08% (c),(d)	4.66%	718%	$527,349
Year Ended 5/31/2023	$27.75	(1.15% )	1.20% (c)	1.06% (c),(d)	3.29%	660%	$725,845
Year Ended 5/31/2022	$28.30	(3.32% )	1.17% (c)	1.05% (c),(d)	1.15%	352%	$790,615
Year Ended 5/31/2021 (e)	$29.97	6.73%	1.16% (c),(f)	1.02% (c),(f)	0.95%	555%	$806,627
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Columbia Multi Strategy Alternatives Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CMSAF1 Offshore Fund, Ltd., CMSAF2 Offshore Fund, Ltd. and CMSAF3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of each Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At November 30, 2025, the Subsidiary financial statement information is as follows:
	CMSAF1 Offshore Fund, Ltd.	CMSAF2 Offshore Fund, Ltd.	CMSAF3 Offshore Fund, Ltd.
% of consolidated fund net assets	2.05%	6.91%	2.24%
Net assets	$10,525,676	$35,483,124	$11,478,681
Net investment income (loss)	131,643	566,856	195,355
Net realized gain (loss)	10,067,675	532,378	1,351,784
Net change in unrealized appreciation (depreciation)	(7,411,310)	(18,576)	(1,061,391)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Consolidated Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to recover an underweight country exposure in its portfolio and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, to manage exposure to the commodities market and to generate total return through long and short positions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Consolidated Statement of Assets and Liabilities. Gain or loss is recognized in the Consolidated Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Consolidated Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and  to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, to synthetically add or subtract principal exposure to a market and to manage long or short exposure to the total return on a reference index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2025:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	52,400 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,922,263 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,193,022 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	15,446,933
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,773,444 *
Interest rate risk	Investments, at value — Option contracts purchased	1,064,743
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,924,609 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,717,196 *
Total		33,094,610

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
	Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	203,224 *
Credit risk	Upfront receipts on swap contracts	1,375,410
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,728,389 *
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	698,605 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	21,529,250
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,797,021 *
Interest rate risk	Option contracts written, at value	28,719
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	4,057,226 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	12,774,453 *
Total		46,192,297

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	11,939,650	—	—	—	11,939,650
Credit risk	—	—	—	—	143,359	143,359
Equity risk	—	6,426,461	—	—	690,617	7,117,078
Foreign exchange risk	(4,788,286)	—	—	—	—	(4,788,286)
Interest rate risk	—	(8,137,396)	(1,224,062)	562,096	2,845,257	(5,954,105)
Total	(4,788,286)	10,228,715	(1,224,062)	562,096	3,679,233	8,457,696

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(8,492,193)	—	—	—	(8,492,193)
Credit risk	—	—	—	—	(128,507)	(128,507)
Equity risk	—	1,479,729	—	—	1,260,091	2,739,820
Foreign exchange risk	(1,997,008)	—	—	—	—	(1,997,008)
Interest rate risk	—	3,187,085	189,966	(203,663)	(4,993,196)	(1,819,808)
Total	(1,997,008)	(3,825,379)	189,966	(203,663)	(3,861,612)	(9,697,696)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	752,373,806
Futures contracts — short	862,104,755
Credit default swap contracts — sell protection	8,699,989

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
Derivative instrument	Average value ($)
Option contracts purchased	1,220,561
Option contracts written	(49,367)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	15,103,035	(16,973,782)
Interest rate swap contracts	3,664,749	(2,893,246)
Total return swap contracts	1,327,312	(459,715)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of November 30, 2025:
	Barclays ($)	Citi ($) (a)	Citi ($) (a)	Goldman Sachs International ($) (a)	Goldman Sachs International ($) (a)	HSBC ($)	JPMorgan ($) (a)	JPMorgan ($) (a)	JPMorgan ($) (a)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Morgan Stanley International ($) (a)	Morgan Stanley International ($) (a)	Standard Chartered ($)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	-	394,531	-	-	-	-	-	-	-	-	-	394,531
Forward foreign currency exchange contracts	41,516	262,859	4,936,969	-	114,651	80,578	307,325	4,938,635	-	262,422	3,768,421	-	-	-	235,646	20,594	-	477,317	15,446,933
Call option contracts purchased	-	173,044	-	-	-	-	-	-	-	395,587	-	-	-	-	-	-	-	-	568,631
Put option contracts purchased	-	100,868	-	-	-	-	-	-	-	395,244	-	-	-	-	-	-	-	-	496,112
OTC credit default swap contracts (c)	-	-	-	-	52,400	-	-	-	-	-	-	-	-	-	-	-	-	-	52,400
OTC total return swap contracts (c)	-	-	-	140,220	-	-	-	209,080	-	-	-	-	-	1,843,722	-	-	-	-	2,193,022
Total assets	41,516	536,771	4,936,969	140,220	167,051	80,578	307,325	5,147,715	394,531	1,053,253	3,768,421	-	-	1,843,722	235,646	20,594	-	477,317	19,151,629
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	-	535,263	-	-	345,113	-	-	-	-	-	-	880,376
Forward foreign currency exchange contracts	279,897	178,646	7,253,900	-	671,699	189,975	-	7,257,636	-	56,313	3,567,198	-	-	-	330,873	134	348,002	1,394,977	21,529,250
Call option contracts written	-	28,719	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	28,719
OTC credit default swap contracts (c)	-	-	-	-	791,483	-	-	-	-	787,151	-	-	-	-	-	-	-	-	1,578,634
OTC total return swap contracts (c)	-	-	-	2,116	-	-	-	129,270	-	-	-	-	488,481	78,738	-	-	-	-	698,605
Total liabilities	279,897	207,365	7,253,900	2,116	1,463,182	189,975	-	7,386,906	535,263	843,464	3,567,198	345,113	488,481	78,738	330,873	134	348,002	1,394,977	24,715,584
Total financial and derivative net assets	(238,381)	329,406	(2,316,931)	138,104	(1,296,131)	(109,397)	307,325	(2,239,191)	(140,732)	209,789	201,223	(345,113)	(488,481)	1,764,984	(95,227)	20,460	(348,002)	(917,660)	(5,563,955)
Total collateral received (pledged) (d)	-	329,406	(2,316,931)	-	(520,000)	-	-	(2,239,191)	(140,732)	-	-	(345,113)	-	1,764,984	-	-	-	-	(3,467,577)
Net amount (e)	(238,381)	-	-	138,104	(776,131)	(109,397)	307,325	-	-	209,789	201,223	-	(488,481)	-	(95,227)	20,460	(348,002)	(917,660)	(2,096,378)

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Consolidated Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.96% to 0.93% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.96% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC and PGIM Quantitative Solutions LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class C	0.11
Institutional Class	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	17
Class C	—	1.00 (b)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2026 (%)
Class A	1.27
Class C	2.02
Institutional Class	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
570,090,000	43,726,000	(62,491,000)	(18,765,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(41,284,209)	(38,483,663)	(79,767,872)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $868,791,062 and $940,546,931, respectively, for the six months ended November 30, 2025, of which $857,862,278 and $914,645,190, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,100,000	4.75	4
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At November 30, 2025, affiliated shareholders of record owned 92.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Multi Strategy Alternatives Fund  | 2025

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Multi Strategy Alternatives Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of AQR Capital Management, LLC (AQR) and PGIM Quantitative Solutions LLC (PGIM) (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

Columbia Multi Strategy Alternatives Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
Columbia Multi Strategy Alternatives Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate  a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not

Columbia Multi Strategy Alternatives Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Columbia Multi Strategy Alternatives Fund  | 2025

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Columbia Multi Strategy Alternatives Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR259_05_T01_(01/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	January 22, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	January 22, 2026